UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2018

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
(formerly known as First Trust Taiwan AlphaDEX® Fund)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded AlphaDEX® Fund II, which contains detailed information about your investment for the six months ended June 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As 2018 began, there was much enthusiasm for the “Tax Cuts and Jobs Act of 2017” tax reform bill, which President Trump had signed into law on December 22, 2017, and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21% that the new tax package would bring. Early in the new year, many investors were watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace (it had raised rates three times in 2017). Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates this year, on March 21 and June 13. Additionally, they indicated at their June 2018 meeting that two additional rate hikes are expected before year-end.
For the entire first quarter of 2018, increased market volatility was the norm for U.S. markets. The Dow Jones Industrial Average (“DJIA”) was off to a strong start in January continuing its very strong performance displayed throughout 2017. However, February was a different story. Early in the month, the DJIA plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks during February, was down more than 3,200 points. However, as February came to a close, the DJIA was back on track and up from the lows experienced earlier in the month.
For the second quarter of 2018, market volatility continued. Increasing trade tensions have had an impact on markets around the world and could continue to do so in the future. The talk from President Trump on tariffs and trade agreements gave many investors pause about the U.S. stock market and its long-standing economic growth and what the future might hold. The DJIA closed out both April and May slightly down but ended June slightly up. Despite this volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
Globally, markets underperformed moderately in the first half of 2018, as the MSCI AC World Index, which captures 23 developed markets and 24 emerging markets, ended the six-month period down just slightly. Analysts believe European companies are set up for growing earnings and credit upswings, which seems to bode well for global market performance. In addition, we believe the longer-term drivers of positive demographics, lower debt levels and improving productivity may lead to a multi-year cyclical upswing in emerging market economic fundamentals.
We continue to believe that one should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals. Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview

First Trust Exchange-Traded AlphaDEX® Fund II

Semi-Annual Report

June 30, 2018 (Unaudited)

Robert F. Carey, CFA Senior Vice President and Chief Market Strategist First Trust Advisors L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

State of the Global Economy/Investing
In its latest release (July 2018), the International Monetary Fund (“IMF”) is forecasting year-over-year global growth rate estimates of 3.90% for both 2018 and 2019, up from 3.70% growth in 2017. With respect to the U.S., it sees gross domestic product (“GDP”) growth rising by an estimated 2.90% in 2018 and 2.70% in 2019, up from 2.30% growth in 2017. Emerging Market and Developing Economies are expected to continue growing at a faster pace than developed nations. The IMF puts their growth rate targets at 4.90% for 2018 and 5.10% for 2019, up from 4.70% growth in 2017.
The Federal Reserve raised interest rates twice this year, on March 21 and June 13 and indicated at their June 2018 meeting that two additional rate hikes are expected before year-end.
The economic recovery in the European Union (“EU”) has progressed to the point where the European Central Bank (“ECB”) is looking to bring its quantitative easing program to a close. Over the past 43 months, the ECB has purchased debt valued at €2.4 trillion through its asset purchase program (quantitative easing), according to the Financial Times. The ECB cut its original €60 billion per month target to €30 billion at the start of 2018. The initiative is tentatively scheduled to end in September 2018.
The U.S. is finally addressing its burgeoning trade deficit. President Trump launched the first round of U.S. tariffs (on imported steel and aluminum) on March 8, 2018. Since then, additional tariffs have been levied by the U.S. against its major trading partners, including Canada, Mexico, Europe and China, and they in turn have responded with their own tariffs on imported U.S. goods. While we acknowledge that the lead story right now is the uncertainty over how far the Trump administration is willing to escalate the use of tariffs in its ongoing global trade negotiations, we believe that there are still a lot of positive stories to tell in the current business/economic climate.
One of those stories is in the U.S. manufacturing sector. A survey by the National Association of Manufacturers revealed that 95.10% of U.S. manufacturers polled said they have a positive outlook for their companies as of the second quarter of 2018, the highest percentage recorded in the survey’s 20-year history, according to its own release.
Another sign of confidence for the economy and markets is mergers and acquisitions (“M&A”) activity. Global M&A activity totaled $2.5 trillion in the first half of 2018, up 64% from the same period a year ago, according to Thomson Reuters. The first half of 2018 was the strongest showing for announced M&A deals since records began in 1980. The previous high was $2.3 trillion, set in 2007. The number of U.S. deals rose 82% to $1.0 trillion from the same period a year ago, the highest on record. Europe also had a strong showing, accounting for $767 billion of the $2.5 trillion.
Investors continue to embrace exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”). ETFGI, an industry research group, reported that total assets invested in ETFs/ETPs listed globally stood at $4.986 trillion at the end of June, according to its own release. In June, net inflows to ETFs/ETPs listed globally totaled $8.69 billion, marking the 53rd consecutive month of net inflows. In the first half of 2018, net inflows totaled $223.26 billion.
Performance of Foreign Stocks and Bonds
The U.S. dollar rose by 2.55% against a basket of major currencies in the first half of 2018, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -3.89% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt declined 1.46% (USD) in the first half of 2018. The MSCI Daily Total Return Net Emerging Markets Index of stocks posted a total return of -6.66% (USD), while the MSCI Daily Total Return Net World Index (excluding the U.S.) posted a total return of -2.77% (USD) in the first half of 2018.

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-7.10%	4.18%	8.97%	4.00%	53.64%	32.65%
Market Price	-6.62%	3.66%	9.08%	3.96%	54.44%	32.28%
Index Performance
NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index(1)	-6.24%	5.71%	N/A	N/A	N/A	N/A
NASDAQ DM Asia Pacific Ex-Japan Index(1)	-4.44%	6.45%	N/A	N/A	N/A	N/A
MSCI Pacific ex-Japan Index	-2.02%	8.68%	6.04%	3.97%	34.06%	32.38%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	29.2%
Consumer Discretionary	15.6
Materials	11.3
Information Technology	9.0
Industrials	7.4
Financials	5.6
Health Care	5.2
Energy	4.8
Consumer Staples	4.5
Telecommunication Services	3.9
Utilities	3.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Hotel Shilla Co., Ltd.	2.2%
Scentre Group	2.0
China Gas Holdings Ltd.	2.0
Shinsegae, Inc.	1.9
Link REIT	1.9
Swire Pacific Ltd., Class A	1.9
Hongkong Land Holdings Ltd.	1.8
Sino Land Co., Ltd.	1.8
Whitehaven Coal Ltd.	1.8
Korea Investment Holdings Co., Ltd.	1.7
Total	19.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	93	77	18	0
1/1/14 – 12/31/14	98	36	0	0
1/1/15 – 12/31/15	71	40	4	0
1/1/16 – 12/31/16	73	34	4	0
1/1/17 – 12/31/17	102	47	5	0
1/1/18 – 6/30/18	37	9	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	44	15	5	0
1/1/14 – 12/31/14	83	32	3	0
1/1/15 – 12/31/15	76	52	9	0
1/1/16 – 12/31/16	81	52	7	1
1/1/17 – 12/31/17	69	28	0	0
1/1/18 – 6/30/18	50	25	3	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-0.07%	13.51%	9.89%	6.28%	60.28%	55.02%
Market Price	-0.02%	12.88%	9.71%	6.25%	58.96%	54.77%
Index Performance
NASDAQ AlphaDEX® Europe Index(1)	0.10%	14.61%	N/A	N/A	N/A	N/A
NASDAQ DM Europe Index(1)	-3.31%	5.20%	N/A	N/A	N/A	N/A
MSCI Europe Index	-3.23%	5.28%	6.21%	4.62%	35.14%	38.46%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	17.6%
Industrials	15.1
Materials	14.2
Real Estate	11.7
Financials	11.1
Health Care	7.0
Energy	6.1
Consumer Staples	5.6
Information Technology	5.6
Utilities	4.6
Telecommunication Services	1.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ocado Group PLC	1.5%
Aker ASA, Class A	1.2
Subsea 7 S.A.	1.1
Equinor ASA	1.0
Neste OYJ	1.0
Fabege AB	0.9
Evraz PLC	0.9
Aker BP ASA	0.9
Grand City Properties S.A.	0.9
Umicore S.A.	0.9
Total	10.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	70	152	22	1
1/1/14 – 12/31/14	147	25	1	0
1/1/15 – 12/31/15	144	46	5	0
1/1/16 – 12/31/16	46	4	0	0
1/1/17 – 12/31/17	177	28	0	0
1/1/18 – 6/30/18	91	16	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	6	1	0	0
1/1/14 – 12/31/14	69	9	1	0
1/1/15 – 12/31/15	51	6	0	0
1/1/16 – 12/31/16	170	29	3	0
1/1/17 – 12/31/17	46	0	0	0
1/1/18 – 6/30/18	17	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-11.03%	3.13%	-1.58%	-3.42%	-7.63%	-22.18%
Market Price	-11.34%	2.96%	-1.71%	-3.49%	-8.25%	-22.56%
Index Performance
NASDAQ AlphaDEX® Latin America Index(1)	-10.18%	5.20%	N/A	N/A	N/A	N/A
NASDAQ Latin America Index(1)	-12.54%	-2.28%	-3.39%	N/A	-15.86%	N/A
MSCI EM Latin America Index	-11.15%	-0.16%	-2.39%	-5.30%	-11.39%	-32.43%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	28.9%
Financials	15.6
Utilities	13.0
Consumer Discretionary	10.8
Consumer Staples	8.0
Industrials	7.8
Telecommunication Services	6.6
Energy	6.1
Real Estate	3.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Magazine Luiza S.A.	4.6%
Cemex S.A.B. de C.V.	4.1
Fomento Economico Mexicano S.A.B. de C.V.	3.9
Bradespar S.A. (Preference Shares)	3.2
Empresas COPEC S.A.	3.2
Grupo Elektra S.A.B. de C.V.	3.2
Fibra Uno Administracion S.A. de C.V.	3.2
Grupo de Inversiones Suramericana S.A.	3.1
Empresas CMPC S.A.	3.1
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3.0
Total	34.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	85	41	8	0
1/1/14 – 12/31/14	79	0	0	0
1/1/15 – 12/31/15	83	36	1	0
1/1/16 – 12/31/16	83	14	6	1
1/1/17 – 12/31/17	46	37	2	0
1/1/18 – 6/30/18	29	5	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	102	14	2	0
1/1/14 – 12/31/14	146	24	3	0
1/1/15 – 12/31/15	110	21	1	0
1/1/16 – 12/31/16	88	56	2	2
1/1/17 – 12/31/17	113	53	0	0
1/1/18 – 6/30/18	66	24	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-17.57%	1.12%	-3.71%	-7.46%	-17.24%	-42.76%
Market Price	-17.65%	1.20%	-3.76%	-7.47%	-17.43%	-42.83%
Index Performance
NASDAQ AlphaDEX® Brazil Index(1)	-16.51%	4.00%	N/A	N/A	N/A	N/A
NASDAQ Brazil Index(1)	-19.80%	-2.64%	-3.27%	N/A	-15.33%	N/A
MSCI Brazil Index	-17.29%	-0.33%	-2.52%	-7.52%	-11.96%	-43.02%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	21.4%
Materials	18.6
Utilities	18.4
Financials	11.4
Industrials	10.4
Consumer Staples	9.7
Telecommunication Services	5.5
Energy	3.0
Health Care	1.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Magazine Luiza S.A.	5.6%
Vale S.A.	4.3
Fibria Celulose S.A.	4.2
Localiza Rent a Car S.A.	3.8
Bradespar S.A. (Preference Shares)	3.6
Embraer S.A.	3.4
Itausa - Investimentos Itau S.A. (Preference Shares)	3.3
Cia Paranaense de Energia, Class B (Preference Shares)	3.1
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3.0
Petroleo Brasileiro S.A. (Preference Shares)	3.0
Total	37.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	166	57	7	1
1/1/14 – 12/31/14	119	16	3	0
1/1/15 – 12/31/15	32	7	5	0
1/1/16 – 12/31/16	88	14	3	2
1/1/17 – 12/31/17	71	21	2	0
1/1/18 – 6/30/18	37	3	2	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	16	3	2	0
1/1/14 – 12/31/14	98	10	5	1
1/1/15 – 12/31/15	78	123	6	1
1/1/16 – 12/31/16	101	39	4	1
1/1/17 – 12/31/17	122	34	1	0
1/1/18 – 6/30/18	70	11	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-1.62%	24.50%	11.07%	2.25%	69.02%	17.35%
Market Price	-0.92%	24.82%	11.41%	2.23%	71.68%	17.21%
Index Performance
NASDAQ AlphaDEX® China Index(1)	-0.92%	26.25%	N/A	N/A	N/A	N/A
NASDAQ China Index(1)	-2.90%	19.29%	11.79%	N/A	74.57%	N/A
MSCI China Index	-1.75%	21.23%	12.10%	5.77%	76.99%	49.79%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	15.9%
Materials	15.1
Consumer Discretionary	15.0
Energy	14.6
Financials	10.2
Utilities	10.0
Information Technology	5.1
Industrials	4.7
Consumer Staples	3.8
Telecommunication Services	3.4
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
MMG Ltd.	3.9%
Yanzhou Coal Mining Co., Ltd., Class H	3.9
China National Building Material Co., Ltd., Class H	3.9
China Telecom Corp., Ltd., Class H	3.4
Country Garden Holdings Co., Ltd.	3.4
China Petroleum & Chemical Corp., Class H	3.4
CNOOC Ltd.	3.4
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.3
Chongqing Changan Automobile Co., Ltd., Class B	3.2
Shenzhen Investment Ltd.	3.1
Total	34.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	64	31	16	0
1/1/14 – 12/31/14	76	56	8	2
1/1/15 – 12/31/15	58	35	19	6
1/1/16 – 12/31/16	42	14	2	0
1/1/17 – 12/31/17	24	12	0	0
1/1/18 – 6/30/18	35	42	18	3
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	54	51	33	3
1/1/14 – 12/31/14	72	31	7	0
1/1/15 – 12/31/15	69	44	19	2
1/1/16 – 12/31/16	65	91	36	2
1/1/17 – 12/31/17	100	96	18	1
1/1/18 – 6/30/18	23	4	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-6.28%	8.43%	7.21%	5.96%	41.66%	51.67%
Market Price	-6.64%	7.53%	7.04%	5.90%	40.50%	51.06%
Index Performance
NASDAQ AlphaDEX® Japan Index(1)	-6.06%	9.07%	N/A	N/A	N/A	N/A
NASDAQ Japan Index(1)	-2.04%	10.91%	8.19%	N/A	48.23%	N/A
MSCI Japan Index	-2.03%	10.51%	7.37%	7.38%	42.69%	66.92%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	28.3%
Consumer Discretionary	20.8
Materials	19.5
Information Technology	11.3
Utilities	5.2
Consumer Staples	3.7
Health Care	2.6
Telecommunication Services	2.5
Real Estate	2.4
Energy	2.1
Financials	1.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
TDK Corp.	2.3%
CyberAgent, Inc.	2.2
Showa Denko KK	1.9
Iida Group Holdings Co., Ltd.	1.8
Square Enix Holdings Co., Ltd.	1.8
Fuji Electric Co., Ltd.	1.8
Kyudenko Corp.	1.8
Daicel Corp.	1.7
Nissan Motor Co., Ltd.	1.7
Tokyo Electric Power Co., Holdings, Inc.	1.7
Total	18.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	71	70	40	9
1/1/14 – 12/31/14	84	54	4	3
1/1/15 – 12/31/15	96	29	9	1
1/1/16 – 12/31/16	61	28	10	2
1/1/17 – 12/31/17	113	39	5	0
1/1/18 – 6/30/18	50	17	6	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	37	19	4	2
1/1/14 – 12/31/14	69	32	5	1
1/1/15 – 12/31/15	83	30	3	1
1/1/16 – 12/31/16	88	48	12	3
1/1/17 – 12/31/17	76	17	1	0
1/1/18 – 6/30/18	42	10	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO)
The First Trust South Korea AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® South Korea Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKO.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-11.49%	-3.16%	3.74%	-0.82%	20.16%	-5.73%
Market Price	-10.76%	-2.61%	3.84%	-0.77%	20.74%	-5.41%
Index Performance
NASDAQ AlphaDEX® South Korea Index(1)	-10.05%	-2.67%	N/A	N/A	N/A	N/A
NASDAQ South Korea Index(1)	-9.01%	2.17%	7.13%	N/A	41.11%	N/A
MSCI South Korea Index	-9.61%	3.39%	7.50%	2.80%	43.57%	22.01%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	15.9%
Consumer Discretionary	14.7
Information Technology	14.1
Financials	13.7
Health Care	10.5
Industrials	10.1
Energy	8.1
Consumer Staples	5.8
Telecommunication Services	4.1
Utilities	3.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Celltrion, Inc.	5.0%
Samsung Biologics Co., Ltd.	4.1
Hyundai Engineering & Construction Co., Ltd.	3.4
Lotte Chemical Corp.	3.4
E-MART, Inc.	3.4
Hyundai Steel Co.	3.2
SK Hynix, Inc.	3.2
GS Holdings Corp.	3.2
Korea Electric Power Corp.	3.0
KB Financial Group, Inc.	3.0
Total	34.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	86	72	13	7
1/1/14 – 12/31/14	78	23	2	0
1/1/15 – 12/31/15	27	18	2	18
1/1/16 – 12/31/16	49	28	7	1
1/1/17 – 12/31/17	49	32	6	0
1/1/18 – 6/30/18	31	39	5	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	53	21	0	0
1/1/14 – 12/31/14	104	36	9	0
1/1/15 – 12/31/15	57	66	40	24
1/1/16 – 12/31/16	72	64	23	8
1/1/17 – 12/31/17	85	63	16	0
1/1/18 – 6/30/18	33	14	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-2.70%	11.53%	8.06%	4.73%	47.36%	39.49%
Market Price	-3.17%	10.81%	8.11%	4.68%	47.67%	39.03%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Index(1)	-2.23%	12.96%	N/A	N/A	N/A	N/A
NASDAQ Developed Markets Ex-US Index(1)	-3.17%	6.90%	6.68%	N/A	38.19%	N/A
MSCI World ex USA Index	-2.77%	7.04%	6.23%	4.64%	35.25%	38.58%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	17.5%
Real Estate	16.6
Consumer Discretionary	16.5
Industrials	13.0
Information Technology	8.1
Energy	6.9
Consumer Staples	6.9
Financials	6.1
Health Care	4.4
Telecommunication Services	2.2
Utilities	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ocado Group PLC	1.0%
Aker ASA, Class A	0.8
FamilyMart UNY Holdings Co., Ltd.	0.7
Shiseido Co., Ltd.	0.7
Hotel Shilla Co., Ltd.	0.7
Cenovus Energy, Inc.	0.7
CyberAgent, Inc.	0.7
Valeant Pharmaceuticals International, Inc.	0.7
Neste OYJ	0.6
Zensho Holdings Co., Ltd.	0.6
Total	7.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	132	77	5	0
1/1/14 – 12/31/14	103	59	3	0
1/1/15 – 12/31/15	132	45	2	0
1/1/16 – 12/31/16	99	15	1	0
1/1/17 – 12/31/17	193	35	0	0
1/1/18 – 6/30/18	92	12	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	30	8	0	0
1/1/14 – 12/31/14	70	17	0	0
1/1/15 – 12/31/15	61	11	1	0
1/1/16 – 12/31/16	109	26	2	0
1/1/17 – 12/31/17	23	0	0	0
1/1/18 – 6/30/18	20	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18	5 Years Ended 6/30/18	Inception (4/18/11) to 6/30/18
Fund Performance
NAV	-5.38%	14.77%	4.96%	0.98%	27.40%	7.30%
Market Price	-6.33%	13.50%	4.98%	0.88%	27.52%	6.47%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Index(1)	-4.70%	16.69%	N/A	N/A	N/A	N/A
NASDAQ Emerging Markets Index(1)	-7.01%	7.55%	5.21%	N/A	28.89%	N/A
MSCI Emerging Markets Index	-6.66%	8.20%	5.01%	1.31%	27.71%	9.80%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Energy	19.0%
Materials	18.2
Utilities	10.2
Real Estate	9.8
Consumer Discretionary	9.5
Industrials	7.7
Information Technology	6.8
Financials	6.2
Consumer Staples	5.5
Telecommunication Services	3.6
Health Care	3.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
MMG Ltd.	1.4%
Sinotruk Hong Kong Ltd.	1.4
ENN Energy Holdings Ltd.	1.4
Zhongsheng Group Holdings Ltd.	1.3
Maanshan Iron & Steel Co., Ltd., Class H	1.3
Yanzhou Coal Mining Co., Ltd., Class H	1.3
Inner Mongolia Yitai Coal Co., Ltd., Class B	1.3
LUKOIL PJSC	1.2
Inter RAO UES PJSC	1.2
Chongqing Changan Automobile Co., Ltd., Class B	1.2
Total	13.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	100	60	12	1
1/1/14 – 12/31/14	95	57	4	0
1/1/15 – 12/31/15	34	12	4	0
1/1/16 – 12/31/16	93	46	8	0
1/1/17 – 12/31/17	149	69	2	0
1/1/18 – 6/30/18	42	33	7	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	50	24	5	0
1/1/14 – 12/31/14	61	33	2	0
1/1/15 – 12/31/15	98	88	16	0
1/1/16 – 12/31/16	69	27	8	1
1/1/17 – 12/31/17	30	1	0	0
1/1/18 – 6/30/18	25	14	4	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	-8.36%	9.90%	8.88%	8.99%	53.00%	73.08%
Market Price	-8.42%	9.22%	8.92%	8.93%	53.32%	72.49%
Index Performance
NASDAQ AlphaDEX® Germany Index(1)	-8.49%	10.43%	N/A	N/A	N/A	N/A
NASDAQ Germany Index(1)	-8.21%	1.10%	6.40%	N/A	36.39%	N/A
MSCI Germany Index	-7.39%	2.55%	6.41%	7.57%	36.45%	59.22%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	21.5%
Industrials	20.1
Real Estate	19.0
Materials	15.0
Information Technology	14.1
Health Care	3.3
Financials	2.3
Utilities	2.0
Consumer Staples	1.4
Telecommunication Services	1.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Wirecard AG	6.7%
Deutsche Wohnen SE	5.1
Grand City Properties S.A.	5.1
Sixt SE	4.7
Vonovia SE	4.4
LEG Immobilien AG	4.4
Aurubis AG	3.8
Salzgitter AG	3.5
Bechtle AG	3.4
Bayer AG	3.3
Total	44.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	163	35	2	0
1/1/14 – 12/31/14	130	9	0	0
1/1/15 – 12/31/15	137	13	4	0
1/1/16 – 12/31/16	80	10	0	0
1/1/17 – 12/31/17	157	5	0	0
1/1/18 – 6/30/18	62	15	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	49	3	0	0
1/1/14 – 12/31/14	106	7	0	0
1/1/15 – 12/31/15	88	10	0	0
1/1/16 – 12/31/16	150	11	1	0
1/1/17 – 12/31/17	88	1	0	0
1/1/18 – 6/30/18	45	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN)
The First Trust Canada AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Canada Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCAN.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	-0.79%	14.17%	-3.26%	-0.81%	-15.28%	-5.03%
Market Price	-0.71%	14.31%	-3.20%	-0.80%	-15.01%	-4.96%
Index Performance
NASDAQ AlphaDEX® Canada Index(1)	-0.85%	15.10%	N/A	N/A	N/A	N/A
NASDAQ Canada Index(1)	-3.52%	7.64%	3.72%	N/A	20.05%	N/A
MSCI Canada Index	-3.02%	9.12%	4.08%	2.63%	22.15%	18.02%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Energy	25.8%
Materials	25.3
Industrials	14.8
Consumer Discretionary	11.1
Real Estate	8.4
Consumer Staples	6.2
Financials	3.8
Health Care	2.8
Information Technology	1.1
Utilities	0.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Bombardier, Inc., Class B	5.4%
Methanex Corp.	4.8
Cenovus Energy, Inc.	4.7
West Fraser Timber Co., Ltd.	4.6
First Quantum Minerals Ltd.	4.4
Teck Resources Ltd., Class B	4.0
WSP Global, Inc.	3.7
Husky Energy, Inc.	3.7
ARC Resources Ltd.	3.7
Canadian Apartment Properties REIT	3.6
Total	42.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	187	12	0	0
1/1/14 – 12/31/14	159	4	0	0
1/1/15 – 12/31/15	94	0	0	0
1/1/16 – 12/31/16	67	0	0	0
1/1/17 – 12/31/17	68	1	0	0
1/1/18 – 6/30/18	46	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	50	3	0	0
1/1/14 – 12/31/14	88	0	1	0
1/1/15 – 12/31/15	156	1	1	0
1/1/16 – 12/31/16	184	1	0	0
1/1/17 – 12/31/17	181	1	0	0
1/1/18 – 6/30/18	72	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS)
The First Trust Australia AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Australia Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FAUS.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	-1.34%	9.33%	7.82%	6.20%	45.68%	46.76%
Market Price	-1.22%	10.45%	7.82%	6.27%	45.73%	47.33%
Index Performance
NASDAQ AlphaDEX® Australia Index(1)	-1.55%	9.87%	N/A	N/A	N/A	N/A
NASDAQ Australia Index(1)	-1.75%	8.04%	4.37%	N/A	23.86%	N/A
MSCI Australia Index	-1.27%	8.73%	4.96%	4.75%	27.36%	34.40%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	25.2%
Real Estate	20.3
Energy	16.9
Industrials	13.4
Consumer Discretionary	10.0
Financials	5.4
Information Technology	3.7
Consumer Staples	2.6
Telecommunication Services	2.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Whitehaven Coal Ltd.	5.2%
BlueScope Steel Ltd.	4.5
Origin Energy Ltd.	4.3
Seven Group Holdings Ltd.	4.0
GPT (The) Group	4.0
Vicinity Centres	3.8
Mirvac Group	3.7
Santos Ltd.	3.7
BHP Billiton Ltd.	3.7
Fortescue Metals Group Ltd.	3.6
Total	40.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	108	66	4	0
1/1/14 – 12/31/14	131	15	0	0
1/1/15 – 12/31/15	104	20	3	4
1/1/16 – 12/31/16	67	90	30	10
1/1/17 – 12/31/17	53	16	1	0
1/1/18 – 6/30/18	69	28	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	62	12	0	0
1/1/14 – 12/31/14	96	9	1	0
1/1/15 – 12/31/15	99	21	0	1
1/1/16 – 12/31/16	21	22	10	2
1/1/17 – 12/31/17	116	64	1	0
1/1/18 – 6/30/18	24	3	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	3.59%	16.43%	6.33%	7.92%	35.94%	62.51%
Market Price	4.56%	16.42%	6.37%	7.92%	36.20%	62.56%
Index Performance
NASDAQ AlphaDEX® United Kingdom Index(1)	4.63%	18.42%	N/A	N/A	N/A	N/A
NASDAQ United Kingdom Index(1)	-0.95%	10.84%	5.62%	N/A	31.41%	N/A
MSCI United Kingdom Index	-1.05%	10.02%	4.94%	5.15%	27.24%	37.69%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	27.0%
Industrials	18.5
Materials	16.9
Financials	13.9
Real Estate	6.6
Consumer Staples	6.4
Information Technology	3.1
Utilities	2.5
Energy	2.4
Health Care	2.4
Telecommunication Services	0.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ocado Group PLC	5.7%
Evraz PLC	3.3
Babcock International Group PLC	2.5
Segro PLC	2.5
Royal Mail PLC	2.4
Anglo American PLC	2.4
3i Group PLC	2.2
Wizz Air Holdings PLC	2.1
KAZ Minerals PLC	2.1
Wm Morrison Supermarkets PLC	2.0
Total	27.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	96	125	14	0
1/1/14 – 12/31/14	118	102	5	0
1/1/15 – 12/31/15	115	58	4	0
1/1/16 – 12/31/16	111	11	0	0
1/1/17 – 12/31/17	92	1	0	0
1/1/18 – 6/30/18	44	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	17	0	0	0
1/1/14 – 12/31/14	25	2	0	0
1/1/15 – 12/31/15	66	9	0	0
1/1/16 – 12/31/16	121	9	0	0
1/1/17 – 12/31/17	148	10	0	0
1/1/18 – 6/30/18	67	11	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
From the beginning of the period covered by this report until April 17, 2018, the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”), formerly the First Trust Taiwan AlphaDEX® Fund, sought investment results that corresponded generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Taiwan Index. Effective April 17, 2018, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	0.36%	3.96%	6.64%	5.70%	37.93%	42.38%
Market Price	1.44%	4.99%	7.12%	5.76%	41.05%	42.92%
Index Performance
NIFTY 50 Equal Weight Index(1)	-10.06%	N/A	N/A	N/A	N/A	N/A
NIFTY 50 Index	-4.51%	7.13%	11.06%	6.96%	68.92%	53.51%
NASDAQ Taiwan Index(2)	-0.23%	6.42%	9.19%	N/A	55.19%	N/A
NASDAQ AlphaDEX® Taiwan Index(1) (2)	11.09%	15.77%	N/A	N/A	N/A	N/A
MSCI Taiwan Index	-0.99%	3.86%	9.23%	7.98%	55.46%	63.15%
(See Notes to Fund Performance Overview Page 42.)

(1)	On April 17, 2018, the Fund’s underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Index had an inception date of April 13, 2017, it was not in existence for some of the entire periods.
(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	21.8%
Materials	14.4
Consumer Discretionary	13.8
Energy	11.3
Information Technology	10.3
Health Care	8.0
Industrials	6.1
Utilities	6.0
Telecommunication Services	4.2
Consumer Staples	4.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Bharti Infratel Ltd.	2.1%
Infosys Ltd.	2.1
UltraTech Cement Ltd.	2.1
Hindalco Industries Ltd.	2.1
Vedanta Ltd.	2.1
HCL Technologies Ltd.	2.1
Tata Consultancy Services Ltd.	2.1
Bharti Airtel Ltd.	2.1
Hindustan Unilever Ltd.	2.1
Kotak Mahindra Bank Ltd.	2.1
Total	21.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	75	45	12	2
1/1/14 – 12/31/14	88	27	3	0
1/1/15 – 12/31/15	51	23	2	1
1/1/16 – 12/31/16	56	17	10	1
1/1/17 – 12/31/17	31	7	5	0
1/1/18 – 6/30/18	22	12	6	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	78	33	6	1
1/1/14 – 12/31/14	87	37	7	3
1/1/15 – 12/31/15	73	76	23	3
1/1/16 – 12/31/16	77	63	25	3
1/1/17 – 12/31/17	88	109	11	0
1/1/18 – 6/30/18	51	27	5	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK)
The First Trust Hong Kong AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Hong Kong Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FHK.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	-7.03%	9.51%	6.97%	7.90%	40.08%	62.31%
Market Price	-7.20%	9.04%	6.88%	7.79%	39.50%	61.28%
Index Performance
NASDAQ AlphaDEX® Hong Kong Index(1)	-6.66%	13.21%	N/A	N/A	N/A	N/A
NASDAQ Hong Kong Index(1)	-3.22%	10.06%	8.09%	N/A	47.56%	N/A
MSCI Hong Kong Index	-2.53%	9.18%	9.80%	9.47%	59.62%	78.05%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	40.6%
Consumer Discretionary	28.2
Information Technology	7.3
Industrials	6.0
Health Care	5.9
Utilities	4.0
Materials	3.0
Financials	2.7
Consumer Staples	1.4
Telecommunication Services	0.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Sino Biopharmaceutical Ltd.	5.9%
Kerry Properties Ltd.	4.9
Wynn Macau Ltd.	4.7
Link REIT	4.4
Wharf Holdings (The) Ltd.	4.2
Swire Pacific Ltd., Class A	4.2
Champion REIT	4.1
China Gas Holdings Ltd.	4.0
Henderson Land Development Co., Ltd.	4.0
Techtronic Industries Co., Ltd.	3.9
Total	44.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	94	56	14	2
1/1/14 – 12/31/14	76	81	24	1
1/1/15 – 12/31/15	72	67	12	2
1/1/16 – 12/31/16	48	4	1	0
1/1/17 – 12/31/17	43	4	0	0
1/1/18 – 6/30/18	35	9	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	51	31	3	1
1/1/14 – 12/31/14	45	19	6	0
1/1/15 – 12/31/15	47	35	16	1
1/1/16 – 12/31/16	95	87	15	2
1/1/17 – 12/31/17	138	66	0	0
1/1/18 – 6/30/18	55	22	2	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/14/12) to 6/30/18
Fund Performance
NAV	-2.23%	5.92%	10.09%	10.69%	61.75%	91.00%
Market Price	-3.12%	4.92%	10.05%	10.57%	61.41%	89.66%
Index Performance
NASDAQ AlphaDEX® Switzerland Index(1)	-2.65%	5.80%	N/A	N/A	N/A	N/A
NASDAQ Switzerland Index(1)	-6.72%	-2.89%	4.74%	N/A	26.08%	N/A
MSCI Switzerland Index	-6.92%	-3.40%	4.44%	7.31%	24.26%	56.76%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	26.1%
Industrials	21.7
Health Care	11.7
Materials	10.4
Consumer Staples	7.5
Telecommunication Services	6.8
Information Technology	5.1
Utilities	4.7
Consumer Discretionary	3.4
Real Estate	2.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Vifor Pharma AG	5.4%
Temenos Group AG	5.1
BKW AG	4.7
Pargesa Holding S.A.	4.2
Georg Fischer AG	4.2
OC Oerlikon Corp. AG	3.9
Sunrise Communications Group AG	3.9
Straumann Holding AG	3.7
Barry Callebaut AG	3.7
Sika AG	3.6
Total	42.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	165	13	1	0
1/1/14 – 12/31/14	152	30	0	0
1/1/15 – 12/31/15	135	20	1	0
1/1/16 – 12/31/16	78	6	0	0
1/1/17 – 12/31/17	171	5	0	0
1/1/18 – 6/30/18	69	12	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	68	5	0	0
1/1/14 – 12/31/14	66	3	1	0
1/1/15 – 12/31/15	78	17	1	0
1/1/16 – 12/31/16	155	12	1	0
1/1/17 – 12/31/17	74	1	0	0
1/1/18 – 6/30/18	33	9	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/15/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/15/12) to 6/30/18
Fund Performance
NAV	-5.72%	11.35%	8.62%	7.54%	51.20%	58.90%
Market Price	-5.28%	11.93%	8.66%	7.53%	51.51%	58.76%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	-5.57%	12.44%	N/A	N/A	N/A	N/A
NASDAQ Developed Markets Ex-US Small Cap Index(1)	-2.72%	8.86%	9.29%	N/A	55.91%	N/A
MSCI World ex-US Small Cap Index	-1.44%	11.87%	10.28%	9.47%	63.14%	77.94%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	21.0%
Consumer Discretionary	17.4
Materials	15.6
Information Technology	12.2
Real Estate	11.4
Energy	7.0
Financials	5.4
Health Care	4.8
Consumer Staples	4.4
Utilities	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Fila Korea Ltd.	0.6%
MEG Energy Corp.	0.6
Goldwin, Inc.	0.6
DB HiTek Co., Ltd.	0.5
SSY Group Ltd.	0.5
Taeyoung Engineering & Construction Co., Ltd.	0.5
Computacenter PLC	0.5
Ence Energia y Celulosa S.A.	0.5
GMO Internet, Inc.	0.5
Investa Office Fund	0.5
Total	5.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	104	38	2	0
1/1/14 – 12/31/14	107	105	4	1
1/1/15 – 12/31/15	42	23	7	7
1/1/16 – 12/31/16	16	1	0	0
1/1/17 – 12/31/17	10	4	0	0
1/1/18 – 6/30/18	53	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	77	30	1	0
1/1/14 – 12/31/14	29	5	1	0
1/1/15 – 12/31/15	125	44	3	1
1/1/16 – 12/31/16	58	137	38	2
1/1/17 – 12/31/17	44	171	22	0
1/1/18 – 6/30/18	50	17	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on Febraury 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	5 Years Ended 6/30/18	Inception (2/15/12) to 6/30/18	5 Years Ended 6/30/18	Inception (2/15/12) to 6/30/18
Fund Performance
NAV	-8.86%	9.76%	5.70%	6.85%	31.95%	52.52%
Market Price	-10.02%	8.53%	5.81%	6.72%	32.63%	51.35%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Small Cap Index(1)	-8.09%	12.63%	N/A	N/A	N/A	N/A
NASDAQ Emerging Markets Small Cap Index(1)	-7.06%	5.00%	5.65%	N/A	31.61%	N/A
MSCI Emerging Markets Small Cap Index	-8.45%	5.64%	4.32%	3.26%	23.58%	22.69%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	17.1%
Materials	17.0
Real Estate	15.9
Industrials	12.7
Consumer Discretionary	10.5
Energy	7.5
Utilities	6.6
Consumer Staples	4.5
Financials	4.3
Telecommunication Services	2.1
Health Care	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Walsin Technology Corp.	1.9%
TA Chen Stainless Pipe	1.1
Alexandria Mineral Oils Co.	1.0
Resilient REIT Ltd.	1.0
Tianneng Power International Ltd.	1.0
SLC Agricola S.A.	0.9
China Petrochemical Development Corp.	0.9
Hung Sheng Construction Ltd.	0.9
COSCO SHIPPING Ports Ltd.	0.9
Yihai International Holding Ltd.	0.9
Total	10.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2013 through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	66	86	44	3
1/1/14 – 12/31/14	71	69	21	0
1/1/15 – 12/31/15	40	20	1	0
1/1/16 – 12/31/16	63	81	40	1
1/1/17 – 12/31/17	86	100	3	1
1/1/18 – 6/30/18	36	34	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/13 – 12/31/13	34	12	6	1
1/1/14 – 12/31/14	41	38	12	0
1/1/15 – 12/31/15	89	74	28	0
1/1/16 – 12/31/16	35	21	10	1
1/1/17 – 12/31/17	54	7	0	0
1/1/18 – 6/30/18	15	26	11	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 6/30/18	1 Year Ended 6/30/18	Inception (10/21/14) to 6/30/18	Inception (10/21/14) to 6/30/18
Fund Performance
NAV	-2.74%	10.53%	10.87%	46.33%
Market Price	-3.03%	9.38%	10.80%	46.01%
Index Performance
NASDAQ AlphaDEX® Eurozone Index	-2.73%	11.26%	11.40%	48.92%
NASDAQ Eurozone Index	-3.55%	4.90%	6.77%	27.36%
MSCI EMU Index	-3.17%	5.74%	6.35%	25.50%
(See Notes to Fund Performance Overview Page 42.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	16.9%
Materials	16.1
Industrials	12.1
Financials	11.5
Real Estate	10.8
Utilities	9.7
Information Technology	8.7
Energy	4.6
Health Care	4.4
Consumer Staples	2.7
Telecommunication Services	2.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Metsa Board OYJ	1.3%
Neste OYJ	1.3
Wirecard AG	1.3
Grand City Properties S.A.	1.3
Umicore S.A.	1.3
Ubisoft Entertainment S.A.	1.2
Deutsche Wohnen SE	1.2
Sixt SE	1.2
Koninklijke Ahold Delhaize N.V.	1.2
Smurfit Kappa Group PLC	1.2
Total	12.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/22/14 – 12/31/14	18	19	0	0
1/1/15 – 12/31/15	74	7	0	1
1/1/16 – 12/31/16	38	1	0	0
1/1/17 – 12/31/17	126	71	2	0
1/1/18 – 6/30/18	90	21	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/22/14 – 12/31/14	8	4	0	0
1/1/15 – 12/31/15	130	36	4	0
1/1/16 – 12/31/16	159	49	5	0
1/1/17 – 12/31/17	51	1	0	0
1/1/18 – 6/30/18	11	2	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2018 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Hong Kong AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$929.00	0.80%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$999.30	0.80%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$889.70	0.80%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$824.30	0.80%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$983.80	0.80%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2018 (Unaudited)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$937.20	0.80%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust South Korea AlphaDEX® Fund (FKO)
Actual	$1,000.00	$885.10	0.80%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$973.00	0.80%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$946.20	0.80%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$916.40	0.80%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Canada AlphaDEX® Fund (FCAN)
Actual	$1,000.00	$992.10	0.80%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Australia AlphaDEX® Fund (FAUS)
Actual	$1,000.00	$986.60	0.80%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$1,035.90	0.80%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$1,003.60	0.80%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Hong Kong AlphaDEX® Fund (FHK)
Actual	$1,000.00	$929.70	0.80%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$977.70	0.80%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$942.80	0.80%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$911.40	0.80%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$972.60	0.80%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2018 through June 30, 2018), multiplied by 181/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 88.5%
	Australia – 12.9%
32,185	BlueScope Steel Ltd.	$411,107
32,640	Boral Ltd.	157,734
14,030	Computershare Ltd.	191,357
76,545	Crown Resorts Ltd.	764,736
1,562	CSL Ltd.	222,661
160,290	Evolution Mining Ltd.	416,365
17,043	Flight Centre Travel Group Ltd.	802,797
224,333	Fortescue Metals Group Ltd.	728,817
45,993	Iluka Resources Ltd.	380,535
27,913	Origin Energy Ltd. (b)	207,190
124,960	Qantas Airways Ltd.	569,656
47,897	Santos Ltd. (b)	222,248
13,875	Seven Group Holdings Ltd.	195,404
150,831	South32 Ltd.	402,957
77,337	Telstra Corp., Ltd.	149,951
218,284	Whitehaven Coal Ltd.	933,707
		6,757,222
	Bermuda – 6.2%
256,031	China Gas Holdings Ltd.	1,029,593
135,200	Hongkong Land Holdings Ltd.	966,680
124,441	Kerry Properties Ltd.	595,590
373,708	Nine Dragons Paper Holdings Ltd.	476,328
102,461	NWS Holdings Ltd.	177,350
		3,245,541
	Cayman Islands – 9.0%
44,303	CK Asset Holdings Ltd.	351,799
15,542	CK Hutchison Holdings Ltd.	164,818
1,008,000	Fullshare Holdings Ltd. (c)	498,501
163,109	Kingboard Holdings Ltd.	596,669
176,280	Lee & Man Paper Manufacturing Ltd.	178,401
360,229	NagaCorp Ltd.	327,372
329,084	Shimao Property Holdings Ltd.	864,068
284,872	Sino Biopharmaceutical Ltd.	437,170
28,342	Wharf Real Estate Investment Co., Ltd.	201,757
205,444	Wynn Macau Ltd.	661,194
371,363	Xinyi Glass Holdings Ltd.	453,932
		4,735,681
	Hong Kong – 15.2%
21,942	AIA Group Ltd.	191,856
61,454	Galaxy Entertainment Group Ltd.	475,850
114,287	Hang Lung Group Ltd.	320,475
126,335	Henderson Land Development Co., Ltd.	668,260
5,760	Hong Kong Exchanges & Clearing Ltd.	173,264
98,287	Hopewell Holdings Ltd.	336,994
256,710	Melco International Development Ltd.	790,194
264,229	New World Development Co., Ltd.	371,812
Shares	Description	Value

	Hong Kong (Continued)
576,000	Sino Land Co., Ltd.	$936,800
320,321	Sun Art Retail Group Ltd.	418,896
59,369	Sun Hung Kai Properties Ltd.	895,953
92,210	Swire Pacific Ltd., Class A	976,681
271,632	Wharf Holdings (The) Ltd.	872,480
76,498	Wheelock & Co., Ltd.	532,861
		7,962,376
	Luxembourg – 0.3%
40,897	Samsonite International S.A. (d)	145,696
	New Zealand – 1.5%
104,114	a2 Milk Co., Ltd. (b)	808,118
	Singapore – 5.6%
17,700	DBS Group Holdings Ltd.	345,686
417,700	Olam International Ltd.	656,057
57,100	Oversea-Chinese Banking Corp., Ltd.	487,812
72,400	Singapore Telecommunications Ltd.	163,664
57,100	UOL Group Ltd.	319,341
43,300	Venture Corp Ltd.	566,952
605,700	Yangzijiang Shipbuilding Holdings Ltd.	402,318
		2,941,830
	South Korea – 37.8%
2,567	Celltrion, Inc. (e)	699,044
2,178	E-MART, Inc.	497,354
9,591	GS Holdings Corp.	468,148
7,407	Hankook Tire Co., Ltd.	279,798
26,650	Hanwha Chemical Corp.	522,479
10,353	Hotel Shilla Co., Ltd.	1,147,237
4,699	Hyundai Glovis Co., Ltd.	486,976
2,769	Hyundai Motor Co.	311,808
11,679	Hyundai Steel Co.	551,203
12,935	Industrial Bank of Korea	178,734
9,812	KB Financial Group, Inc.	464,848
12,810	Kia Motors Corp.	354,588
12,087	Korea Electric Power Corp.	347,047
8,196	Korea Gas Corp. (b)	472,125
12,004	Korea Investment Holdings Co., Ltd.	905,820
28,827	KT Corp., ADR	382,823
11,531	LG Corp.	745,971
37,964	LG Display Co., Ltd.	623,366
9,067	LG Electronics, Inc.	675,245
48,625	LG Uplus Corp.	610,812
1,835	Lotte Chemical Corp.	572,974
1,085	Medy-Tox, Inc.	746,990
390	Neoplux Co., Ltd. (b) (f)	0
6,322	OCI Co., Ltd.	584,267
1,830	POSCO	540,215
1,631	Samsung Biologics Co., Ltd. (b) (d)	610,253
5,538	Samsung Card Co., Ltd.	190,314

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
5,647	Samsung Electro-Mechanics Co., Ltd.	$752,427
12,102	Samsung Electronics Co., Ltd.	506,558
32,909	Samsung Engineering Co., Ltd. (b)	462,114
3,887	Samsung SDS Co., Ltd.	699,276
2,776	Shinsegae, Inc.	1,000,057
1,341	SK Holdings Co., Ltd.	311,637
9,769	SK Hynix, Inc.	751,192
2,824	SK Innovation Co., Ltd.	511,842
3,402	SK Telecom Co., Ltd.	711,230
1,654	S-Oil Corp.	162,506
		19,839,278
	Total Common Stocks	46,435,742
	(Cost $44,322,523)
REAL ESTATE INVESTMENT TRUSTS (a) – 11.3%
	Australia – 7.7%
104,223	Dexus	748,935
204,928	GPT (The) Group	767,384
338,846	Mirvac Group	544,156
317,023	Scentre Group	1,029,950
60,258	Stockland	177,038
403,055	Vicinity Centres	772,547
		4,040,010
	Hong Kong – 3.6%
1,307,621	Champion REIT	868,347
108,940	Link REIT	994,896
		1,863,243
	Total Real Estate Investment Trusts	5,903,253
	(Cost $5,786,969)
MONEY MARKET FUNDS – 0.0%
20,739	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (g) (h)	20,739
	(Cost $20,739)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$205,668	BNP Paribas S.A., 2.10% (g), dated 6/29/18, due 7/2/18, with a maturity value of $205,704. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $211,968. (h)	205,668
Principal Value	Description	Value

$65,755	JPMorgan Chase & Co., 2.05% (g), dated 6/29/18, due 7/2/18, with a maturity value of $65,766. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $67,399. (h)	$65,755
	Total Repurchase Agreements	271,423
	(Cost $271,423)
	Total Investments – 100.3%	52,631,157
	(Cost $50,401,654) (i)
	Net Other Assets and Liabilities – (0.3)%	(160,999)
	Net Assets – 100.0%	$52,470,158

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $277,860 and the total value of the collateral held by the Fund is $292,162.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2018.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	Rate shown reflects yield as of June 30, 2018.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,486,674 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,257,171. The net unrealized appreciation was $2,229,503.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 19,839,278	$ 19,839,278	$ —**	$ —
Other Country Categories*	26,596,464	26,596,464	—	—
Real Estate Investment Trusts*	5,903,253	5,903,253	—	—
Money Market Funds	20,739	20,739	—	—
Repurchase Agreements	271,423	—	271,423	—
Total Investments	$ 52,631,157	$ 52,359,734	$ 271,423	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$277,860
Non-cash Collateral (2)	(277,860)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$271,423
Non-cash Collateral (4)	(271,423)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
KRW	37.2%
HKD	32.5
AUD	20.6
SGD	5.6
USD	2.6
NZD	1.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.5%
	Austria – 2.7%
44,473	ams AG	$3,313,358
51,165	Lenzing AG	6,178,200
399,703	UNIQA Insurance Group AG	3,678,172
106,532	Verbund AG	3,446,104
138,746	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,784,964
88,587	voestalpine AG	4,081,177
		24,481,975
	Belgium – 1.8%
125,329	KBC Ancora	6,720,815
11,138	Solvay S.A.	1,406,702
146,411	Umicore S.A.	8,403,606
		16,531,123
	Bermuda – 0.2%
75,692	Hiscox Ltd.	1,523,391
	Denmark – 2.7%
137,394	Ambu A.S., Class B	4,634,392
55,410	Dfds A.S.	3,538,278
71,712	Orsted A.S. (b)	4,338,722
131,697	Topdanmark A.S.	5,767,466
167,174	William Demant Holding A.S. (c)	6,728,937
		25,007,795
	Finland – 3.4%
100,286	Amer Sports OYJ	3,164,420
35,672	Konecranes OYJ	1,472,185
616,583	Metsa Board OYJ	6,977,242
111,046	Neste OYJ	8,714,464
336,902	Stora Enso OYJ, Class R	6,593,956
125,288	UPM-Kymmene OYJ	4,480,053
		31,402,320
	France – 9.5%
16,066	Alten S.A.	1,656,674
11,860	Arkema S.A.	1,404,401
870,945	Bollore S.A.	4,052,085
20,968	Cie Generale des Etablissements Michelin SCA	2,553,935
129,263	Cie Plastic Omnium S.A.	5,466,020
133,543	Edenred	4,220,048
320,681	Electricite de France S.A.	4,411,507
92,738	Engie S.A.	1,421,972
56,218	Eramet	7,398,911
156,156	Eutelsat Communications S.A.	3,239,607
95,638	Faurecia S.A.	6,826,252
29,896	Ipsen S.A.	4,690,501
6,954	Kering S.A.	3,927,258
192,898	Peugeot S.A.	4,406,208
63,810	Renault S.A. (d)	5,427,096
29,239	Safran S.A.	3,552,819
8,100	SEB S.A.	1,415,093
31,094	Societe BIC S.A.	2,883,139
Shares	Description	Value

	France (Continued)
28,467	Societe Generale S.A.	$1,200,598
7,587	Sopra Steria Group	1,546,973
9,977	Teleperformance	1,762,818
27,249	TOTAL S.A.	1,661,394
34,276	Trigano S.A.	6,092,187
55,040	Ubisoft Entertainment S.A. (c)	6,040,631
		87,258,127
	Germany – 13.0%
92,050	Aurubis AG	7,040,987
55,461	Axel Springer SE	4,012,338
30,485	BASF SE	2,916,027
41,084	Bayer AG	4,526,714
57,043	Bayerische Motoren Werke AG	5,171,308
38,207	Bechtle AG	2,949,259
54,679	Daimler AG	3,520,278
193,840	Deutsche Lufthansa AG	4,663,147
132,673	Deutsche Wohnen SE	6,414,331
50,873	Freenet AG	1,348,001
29,198	GRENKE AG	3,336,433
11,480	Hannover Rueck SE	1,431,798
70,620	Hella GmbH & Co., KGaA	3,958,562
16,574	HOCHTIEF AG	2,996,172
33,195	KION Group AG	2,389,482
55,052	LEG Immobilien AG	5,984,088
16,137	Merck KGaA	1,575,801
55,255	Nemetschek SE	6,652,712
93,118	Porsche Automobil Holding SE (Preference Shares)	5,933,029
520	Puma SE	304,235
54,487	Rheinmetall AG	6,016,845
197,227	RWE AG	4,497,031
22,153	Sartorius AG	3,313,982
71,384	Sixt SE	7,998,606
182,315	Suedzucker AG	2,904,058
35,572	Talanx AG	1,299,402
23,368	Volkswagen AG (Preference Shares)	3,881,063
124,923	Vonovia SE	5,946,276
39,318	Wirecard AG	6,334,051
		119,316,016
	Ireland – 0.9%
45,596	CRH PLC	1,616,047
152,742	Smurfit Kappa Group PLC	6,189,512
		7,805,559
	Isle Of Man (U.K.) – 0.7%
601,573	Playtech PLC	5,978,262
	Italy – 5.8%
260,980	Amplifon S.p.A.	5,412,758
1,338,722	Banco BPM S.p.A. (c)	3,927,159
175,963	Eni S.p.A.	3,268,517
130,617	ERG SpA	2,856,972
128,690	FinecoBank Banca Fineco S.p.A.	1,453,549
1,690,736	Hera S.p.A.	5,271,759

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
45,777	Interpump Group S.p.A.	$1,424,131
425,617	Intesa Sanpaolo S.p.A.	1,235,879
2,466,761	Iren S.p.A	6,308,697
162,727	Moncler S.p.A.	7,411,271
677,664	Poste Italiane S.p.A. (b)	5,674,166
83,086	Societa Iniziative Autostradali e Servizi S.p.A.	1,251,659
4,891,293	Telecom Italia S.p.A. (c)	3,640,862
73,995	UniCredit S.p.A.	1,235,337
677,478	Unione di Banche Italiane S.p.A. (d)	2,604,495
		52,977,211
	Jersey – 1.9%
311,496	Glencore PLC	1,488,171
92,601	Shire PLC	5,212,264
135,476	Wizz Air Holdings PLC (b) (c)	6,436,600
291,940	WPP PLC	4,596,483
		17,733,518
	Luxembourg – 3.4%
129,493	APERAM S.A.	5,566,479
244,565	ArcelorMittal	7,171,492
323,652	Grand City Properties S.A.	8,405,848
632,754	Subsea 7 S.A.	10,127,203
		31,271,022
	Multinational – 0.6%
27,085	Unibail-Rodamco-Westfield	5,963,811
	Netherlands – 4.1%
459,119	Aegon N.V.	2,753,713
26,801	Airbus SE	3,137,958
84,849	ASM International N.V. (d)	4,692,744
23,546	ASML Holding N.V.	4,666,244
151,362	BE Semiconductor Industries N.V.	4,097,309
261,317	Koninklijke Ahold Delhaize N.V.	6,257,429
46,765	Koninklijke DSM N.V.	4,703,200
104,640	NN Group N.V.	4,257,399
23,529	Randstad N.V.	1,385,399
69,896	STMicroelectronics N.V. (d)	1,561,886
		37,513,281
	Norway – 4.6%
137,768	Aker ASA, Class A	10,538,528
228,797	Aker BP ASA	8,450,292
328,662	Equinor ASA	8,732,736
1,056,589	Norsk Hydro ASA	6,329,661
188,941	Salmar ASA	7,929,428
		41,980,645
	Portugal – 0.5%
1,811,371	Banco Espirito Santo S.A. (c) (e) (f) (g)	0
814,157	EDP - Energias de Portugal S.A.	3,232,627
Shares	Description	Value

	Portugal (Continued)
262,547	Navigator (The) Co., S.A.	$1,563,672
		4,796,299
	South Africa – 0.7%
3,040,602	Old Mutual Ltd. (c)	6,035,303
	Spain – 3.3%
40,737	Acciona S.A. (d)	3,373,854
110,805	Acerinox S.A.	1,467,374
216,734	CIE Automotive S.A.	6,398,418
56,549	Enagas S.A. (d)	1,653,590
142,413	Global Dominion Access S.A. (b) (c)	772,509
210,492	Iberdrola S.A.	1,628,262
717,267	International Consolidated Airlines Group S.A.	6,285,511
461,725	Mediaset Espana Comunicacion S.A.	3,894,120
261,617	Repsol S.A.	5,121,981
		30,595,619
	Sweden – 11.0%
527,033	AAK AB	8,390,868
180,278	Boliden AB	5,849,084
379,412	Castellum AB	6,148,620
716,117	Fabege AB	8,545,352
308,861	Fastighets AB Balder, Class B (c)	8,062,266
103,429	Hennes & Mauritz AB	1,541,605
52,209	Hexagon AB, Class B	2,911,591
313,499	Hufvudstaden AB, Class A	4,490,683
319,218	Industrivarden AB, Class A	6,461,520
175,342	Investor AB, Class B	7,143,472
215,505	Kinnevik AB, Class B	7,384,206
43,302	L E Lundbergforetagen AB, Class B	1,330,473
161,339	Lifco AB, Class B	5,746,185
247,088	Lundin Petroleum AB	7,881,547
84,927	Sandvik AB	1,507,622
1,377,388	SSAB AB, Class A	6,506,521
69,947	Swedish Match AB	3,465,039
260,775	Swedish Orphan Biovitrum AB (c)	5,690,510
61,715	Trelleborg AB, Class B	1,318,121
		100,375,285
	Switzerland – 3.2%
11,146	Bucher Industries AG	3,741,220
3,794	Emmi AG	3,237,332
2,318	Georg Fischer AG	2,975,036
351,440	OC Oerlikon Corp. AG	5,390,663
2,083	Partners Group Holding AG	1,530,226
92,469	Sunrise Communications Group AG (b)	7,544,679
30,160	Vifor Pharma AG	4,831,752
		29,250,908

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 19.8%
645,909	3i Group PLC	$7,677,060
266,850	Abcam PLC	4,698,018
331,752	Anglo American PLC	7,420,338
170,425	Ashtead Group PLC	5,112,395
31,671	ASOS PLC (c)	2,550,502
57,670	AVEVA Group PLC	2,044,314
494,357	Babcock International Group PLC	5,335,553
831,131	Barratt Developments PLC	5,653,346
180,729	Bellway PLC	7,165,053
116,343	Berkeley Group Holdings PLC	5,811,628
133,390	British American Tobacco PLC	6,742,387
167,742	Dechra Pharmaceuticals PLC	6,158,722
343,437	easyJet PLC	7,582,889
1,268,215	Evraz PLC	8,509,226
2,341,114	Hays PLC	5,765,352
923,015	J Sainsbury PLC	3,912,695
256,956	KAZ Minerals PLC (c)	2,858,762
753,558	Kingfisher PLC	2,953,689
26,710	London Stock Exchange Group PLC	1,576,051
1,020,918	Meggitt PLC	6,646,509
954,184	Melrose Industries PLC	2,678,498
137,384	National Grid PLC	1,520,124
129,654	NMC Health PLC	6,129,191
1,038,132	Ocado Group PLC (c)	14,077,517
441,418	Pearson PLC	5,155,668
130,683	Persimmon PLC	4,368,637
811,247	Rentokil Initial PLC	3,755,816
91,559	Rio Tinto PLC	5,076,278
505,775	Rolls-Royce Holdings PLC	6,596,201
33,270,529	Rolls-Royce Holdings PLC (c) (e)	43,909
1,018,937	Royal Mail PLC	6,796,326
40,909	Spectris PLC	1,409,130
361,041	SSP Group PLC	3,022,337
809,462	Tate & Lyle PLC	6,909,683
1,259,102	Taylor Wimpey PLC	2,972,781
89,311	Travis Perkins PLC	1,676,675
333,660	William Hill PLC	1,336,015
519,749	Wm Morrison Supermarkets PLC	1,728,566
		181,427,841
	United States – 0.7%
43,049	Autoliv, Inc.	4,430,465
43,049	Veoneer, Inc. (c) (e)	1,608,675
		6,039,140
	Total Common Stocks	865,264,451
	(Cost $829,351,663)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.0%
	France – 1.4%
28,045	Covivio	2,918,110
44,547	Gecina S.A.	7,454,751
Shares	Description	Value

	France (Continued)
76,766	Klepierre S.A.	$2,891,126
		13,263,987
	Spain – 1.6%
668,652	Inmobiliaria Colonial Socimi S.A.	7,390,762
505,248	Merlin Properties Socimi S.A.	7,348,807
		14,739,569
	United Kingdom – 2.0%
343,326	British Land (The) Co., PLC	3,045,768
72,786	Derwent London PLC	2,983,602
916,569	Segro PLC	8,097,343
336,682	Shaftesbury PLC	4,156,764
		18,283,477
	Total Real Estate Investment Trusts	46,287,033
	(Cost $42,912,816)
RIGHTS (a) – 0.0%
	Italy – 0.0%
424,040	Intesa Sanpaolo S.p.A., expiring 07/17/18 (c) (e)	0
	(Cost $0)
MONEY MARKET FUNDS – 0.1%
896,605	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (h) (i)	896,605
	(Cost $896,605)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.3%
$8,891,501	BNP Paribas S.A., 2.10% (h), dated 6/29/18, due 7/2/18, with a maturity value of $8,893,057. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $9,163,889. (i)	8,891,501

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$2,842,753	JPMorgan Chase & Co., 2.05% (h), dated 6/29/18, due 7/2/18, with a maturity value of $2,843,239. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $2,913,834. (i)	$2,842,753
	Total Repurchase Agreements	11,734,254
	(Cost $11,734,254)
	Total Investments – 100.9%	924,182,343
	(Cost $884,895,338) (j)
	Net Other Assets and Liabilities – (0.9)%	(8,478,179)
	Net Assets – 100.0%	$915,704,164

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $12,017,383 and the total value of the collateral held by the Fund is $12,630,859.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $1,652,584 or 0.2% of net assets.
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2018.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $84,695,971 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,408,966. The net unrealized appreciation was $39,287,005.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 4,796,299	$ 4,796,299	$ —	$ —**
United Kingdom	181,427,841	181,383,932	43,909	—
United States	6,039,140	4,430,465	1,608,675	—
Other Country Categories*	673,001,171	673,001,171	—	—
Real Estate Investment Trusts*	46,287,033	46,287,033	—	—
Rights*	—**	—	—**	—
Money Market Funds	896,605	896,605	—	—
Repurchase Agreements	11,734,254	—	11,734,254	—
Total Investments	$ 924,182,343	$ 910,795,505	$ 13,386,838	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—**
Total Level 3 holdings	$—**
** Investment is valued at $0.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$12,017,383
Non-cash Collateral (2)	(12,017,383)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$11,734,254
Non-cash Collateral (4)	(11,734,254)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
EUR	49.6%
GBP	25.7
SEK	11.5
NOK	5.6
CHF	3.5
DKK	2.7
USD	1.4
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Brazil – 54.4%
12,179	B2W Cia Digital (b)	$84,529
23,400	B3 S.A. - Brasil Bolsa Balcao	123,468
17,392	Banco Bradesco S.A. (Preference Shares)	120,711
15,221	Banco do Brasil S.A.	112,515
15,648	Banco Santander Brasil S.A.	118,296
49,583	Bradespar S.A. (Preference Shares)	373,943
26,022	Braskem S.A., Class A (Preference Shares)	340,805
44,608	Cia de Saneamento Basico do Estado de Sao Paulo	268,057
23,479	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	351,360
7,522	Cosan S.A. Industria e Comercio	68,277
28,982	Embraer S.A.	181,411
7,976	Engie Brasil Energia S.A.	70,443
13,102	Equatorial Energia S.A.	191,945
8,929	Estacio Participacoes S.A.	56,167
80,586	Gerdau S.A. (Preference Shares)	289,222
6,087	Itau Unibanco Holding S.A. (Preference Shares)	63,355
49,819	Itausa - Investimentos Itau S.A. (Preference Shares)	118,000
100,195	JBS S.A.	240,422
45,258	Klabin S.A.	228,874
91,845	Kroton Educacional S.A.	220,859
54,365	Localiza Rent a Car S.A.	332,860
15,946	Magazine Luiza S.A.	526,589
58,340	Petroleo Brasileiro S.A. (Preference Shares)	258,754
32,154	Porto Seguro S.A.	337,489
24,785	Telefonica Brasil S.A. (Preference Shares)	292,502
43,372	TIM Participacoes S.A.	147,492
142,980	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	270,042
22,195	Vale S.A.	283,984
51,497	Via Varejo S.A.	247,271
		6,319,642
	Chile – 12.7%
93,321	Cencosud S.A.	230,662
1,227,473	Colbun S.A.	253,236
8,107	Empresa Nacional de Telecomunicaciones S.A.	74,446
98,625	Empresas CMPC S.A.	359,243
24,132	Empresas COPEC S.A.	369,329
404,383	Enel Americas S.A.	71,476
12,003	Latam Airlines Group S.A.	118,488
		1,476,880
Shares	Description	Value

	Colombia – 7.3%
27,889	Grupo Argos S.A.	$188,968
28,157	Grupo de Inversiones Suramericana S.A.	361,203
59,103	Interconexion Electrica S.A. ESP	292,385
		842,556
	Mexico – 21.7%
298,267	America Movil S.A.B. de C.V., Series L	249,003
712,810	Cemex S.A.B. de C.V. (b)	469,099
51,713	Fomento Economico Mexicano S.A.B. de C.V.	454,475
11,194	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	177,828
26,786	Grupo Carso S.A.B. de C.V.	90,621
13,447	Grupo Elektra S.A.B. de C.V.	366,436
56,998	Grupo Financiero Inbursa S.A.B. de C.V.	80,072
29,657	Grupo Televisa S.A.B.	112,489
14,008	Industrias Penoles S.A.B. de C.V.	251,513
92,471	Mexichem S.A.B. de C.V.	267,166
		2,518,702
	Total Common Stocks	11,157,780
	(Cost $12,254,257)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.2%
	Mexico – 3.2%
250,736	Fibra Uno Administracion S.A. de C.V.	365,494
	(Cost $471,838)
	Total Investments – 99.3%	11,523,274
	(Cost $12,726,095) (c)
	Net Other Assets and Liabilities – 0.7%	83,299
	Net Assets – 100.0%	$11,606,573

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $827,441 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,030,262. The net unrealized depreciation was $1,202,821.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,157,780	$ 11,157,780	$ —	$ —
Real Estate Investment Trusts*	365,494	365,494	—	—
Total Investments	$ 11,523,274	$ 11,523,274	$—	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 3.4%
36,902	Embraer S.A.	$230,986
	Banks – 7.0%
11,992	Banco Bradesco S.A. (Preference Shares)	83,232
11,597	Banco do Brasil S.A.	85,726
12,383	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	47,126
5,788	Banco Santander Brasil S.A.	43,756
94,787	Itausa - Investimentos Itau S.A. (Preference Shares)	224,510
		484,350
	Chemicals – 0.8%
4,304	Braskem S.A., Class A (Preference Shares)	56,369
	Containers & Packaging – 0.8%
10,484	Klabin S.A.	53,018
	Diversified Consumer Services – 3.1%
22,488	Estacio Participacoes S.A.	141,458
30,084	Kroton Educacional S.A.	72,343
		213,801
	Diversified Telecommunication Services – 2.6%
15,180	Telefonica Brasil S.A. (Preference Shares)	179,148
	Electric Utilities – 12.5%
13,790	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	206,365
26,858	Cia Energetica de Minas Gerais (Preference Shares)	50,587
36,976	Cia Paranaense de Energia, Class B (Preference Shares)	209,125
52,718	EDP - Energias do Brasil S.A.	188,660
8,432	Equatorial Energia S.A.	123,529
17,293	Transmissora Alianca de Energia Eletrica S.A.	83,437
		861,703
	Food & Staples Retailing – 2.7%
2,338	Cia Brasileira de Distribuicao (Preference Shares)	46,986
8,040	Raia Drogasil S.A.	137,743
		184,729
	Food Products – 5.0%
75,234	JBS S.A.	180,527
3,542	M. Dias Branco S.A.	34,179
Shares	Description	Value

	Food Products (Continued)
28,681	Sao Martinho S.A.	$132,092
		346,798
	Gas Utilities – 2.1%
9,229	Cia de Gas de Sao Paulo - COMGAS, Class A (Preference Shares)	141,254
	Hotels, Restaurants & Leisure – 2.6%
15,217	CVC Brasil Operadora e Agencia de Viagens S.A.	177,465
	Household Durables – 1.7%
37,687	MRV Engenharia e Participacoes S.A.	117,074
	Independent Power and Renewable Electricity Producers – 1.3%
10,392	Engie Brasil Energia S.A.	91,780
	Insurance – 4.3%
6,476	BB Seguridade Participacoes S.A.	40,870
15,263	Porto Seguro S.A.	160,201
19,776	Sul America S.A.	93,274
		294,345
	Internet & Direct Marketing Retail – 1.8%
18,001	B2W Cia Digital (a)	124,938
	Machinery – 1.2%
19,898	WEG S.A.	83,427
	Media – 0.9%
4,862	Smiles Fidelidade S.A.	65,232
	Metals & Mining – 11.3%
32,123	Bradespar S.A. (Preference Shares)	242,264
14,904	Gerdau S.A. (Preference Shares)	53,490
101,380	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	191,473
22,915	Vale S.A.	293,196
		780,423
	Multiline Retail – 7.2%
15,597	Lojas Renner S.A.	118,192
11,500	Magazine Luiza S.A.	379,768
		497,960
	Oil, Gas & Consumable Fuels – 3.0%
45,842	Petroleo Brasileiro S.A. (Preference Shares)	203,322

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 5.5%
40,111	Duratex S.A.	$90,038
15,424	Fibria Celulose S.A.	288,801
		378,839
	Personal Products – 1.9%
16,743	Natura Cosmeticos S.A.	130,765
	Pharmaceuticals – 1.6%
15,376	Hypera S.A.	109,535
	Road & Rail – 4.5%
41,821	Localiza Rent a Car S.A.	256,057
14,226	Rumo S.A. (a)	51,754
		307,811
	Specialty Retail – 2.6%
37,702	Via Varejo S.A.	181,032
	Textiles, Apparel & Luxury Goods – 1.2%
38,913	Grendene S.A.	79,518
	Transportation Infrastructure – 1.2%
45,003	EcoRodovias Infraestrutura e Logistica S.A.	85,925
	Water Utilities – 2.3%
26,873	Cia de Saneamento Basico do Estado de Sao Paulo	161,484
	Wireless Telecommunication Services – 2.8%
56,340	TIM Participacoes S.A.	191,592
	Total Investments – 98.9%	6,814,623
	(Cost $6,760,793) (b)
	Net Other Assets and Liabilities – 1.1%	73,367
	Net Assets – 100.0%	$6,887,990

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $932,525 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $878,695. The net unrealized appreciation was $53,830.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,814,623	$ 6,814,623	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to be occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
Brazil	98.9%
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.3%
	Airlines – 1.1%
136,150	China Southern Airlines Co., Ltd., Class H	$107,072
	Auto Components – 1.3%
88,200	Nexteer Automotive Group Ltd.	130,407
	Automobiles – 10.7%
214,300	BAIC Motor Corp. Ltd., Class H (a)	204,860
317,186	Chongqing Changan Automobile Co., Ltd., Class B	320,598
288,353	Dongfeng Motor Group Co., Ltd., Class H	305,054
100,865	Geely Automobile Holdings Ltd.	261,625
		1,092,137
	Banks – 1.3%
94,200	Bank of Communications Co., Ltd., Class H	72,161
100,100	Chongqing Rural Commercial Bank Co., Ltd., Class H	59,583
		131,744
	Biotechnology – 1.6%
70,900	3SBio, Inc. (a)	161,038
	Capital Markets – 3.5%
381,650	China Cinda Asset Management Co., Ltd., Class H	122,585
125,050	China Everbright Ltd.	229,520
		352,105
	Communications Equipment – 0.3%
18,620	ZTE Corp., Class H (b)	28,290
	Construction Materials – 4.6%
14,700	Anhui Conch Cement Co., Ltd., Class H	84,315
390,000	China National Building Material Co., Ltd., Class H	386,242
		470,557
	Diversified Telecommunication Services – 3.4%
733,699	China Telecom Corp., Ltd., Class H	343,208
	Food Products – 3.7%
31,500	Health and Happiness H&H International Holdings Ltd. (b)	217,211
70,800	Tingyi Cayman Islands Holding Corp.	164,240
		381,451
	Gas Utilities – 2.2%
46,840	Beijing Enterprises Holdings Ltd.	228,063
Shares	Description	Value

	Independent Power and Renewable Electricity Producers – 7.6%
514,398	CGN Power Co., Ltd., Class H (a)	$133,097
293,975	China Longyuan Power Group Corp., Ltd., Class H	236,811
74,650	China Resources Power Holdings Co., Ltd.	131,496
823,342	Huaneng Renewables Corp., Ltd., Class H	273,901
		775,305
	Insurance – 5.3%
93,000	China Taiping Insurance Holdings Co., Ltd.	291,010
26,715	Ping An Insurance Group Co. of China Ltd., Class H	245,848
		536,858
	Internet Software & Services – 1.3%
2,660	Tencent Holdings Ltd.	133,515
	Machinery – 2.0%
30,365	China Conch Venture Holdings Ltd.	111,078
63,925	Weichai Power Co., Ltd., Class H	88,160
		199,238
	Metals & Mining – 10.2%
151,650	Angang Steel Co., Ltd., Class H	136,851
218,400	China Molybdenum Co., Ltd., Class H	105,782
382,480	China Zhongwang Holdings Ltd.	202,316
442,597	Maanshan Iron & Steel Co., Ltd., Class H (b)	196,883
561,598	MMG Ltd. (b)	392,981
		1,034,813
	Oil, Gas & Consumable Fuels – 14.3%
381,600	China Petroleum & Chemical Corp., Class H	340,957
194,000	CNOOC Ltd.	334,807
242,154	Inner Mongolia Yitai Coal Co., Ltd., Class B	330,298
67,200	Kunlun Energy Co., Ltd.	58,844
298,300	Yanzhou Coal Mining Co., Ltd., Class H	390,099
		1,455,005
	Pharmaceuticals – 0.6%
10,700	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	58,712

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development – 15.6%
65,100	China Overseas Land & Investment Ltd.	$214,494
194,681	Country Garden Holdings Co., Ltd.	342,434
31,094	Guangzhou R&F Properties Co., Ltd., Class H	62,778
119,400	KWG Property Holding Ltd.	150,056
203,000	Logan Property Holdings Co., Ltd.	274,786
43,295	Red Star Macalline Group Corp., Ltd., Class H (a)	58,384
842,047	Shenzhen Investment Ltd.	306,956
303,838	Sino-Ocean Group Holding Ltd.	176,596
		1,586,484
	Specialty Retail – 2.7%
91,990	Zhongsheng Group Holdings Ltd.	276,125
	Technology Hardware, Storage & Peripherals – 3.4%
439,083	BOE Technology Group Co., Ltd., Class B	164,538
60,800	Legend Holdings Corp., Class H (a)	185,215
		349,753
	Transportation Infrastructure – 1.6%
79,200	China Merchants Port Holdings Co., Ltd.	160,912
	Total Investments – 98.3%	9,992,792
	(Cost $10,476,000) (c)
	Net Other Assets and Liabilities – 1.7%	174,832
	Net Assets – 100.0%	$10,167,624

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $492,264 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $975,472. The net unrealized depreciation was $483,208.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,992,792	$ 9,992,792	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Level 3 common stocks, if any, are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	(484,155)
Net Change in Unrealized Appreciation/Depreciation	484,866
Purchases	—
Sales	—
Common Stocks	(711)
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—
Total Level 3 holdings	$—
**Investment is valued at $0.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Country Allocation†	% of Net Assets
China	49.6%
Hong Kong	24.3
Cayman Islands	23.8
Bermuda	0.6
Total Investments	98.3
Net Other Assets and Liabilities	1.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Airlines – 2.9%
58,200	ANA Holdings, Inc.	$2,138,968
78,800	Japan Airlines Co., Ltd.	2,795,704
		4,934,672
	Auto Components – 6.7%
10,900	Aisin Seiki Co., Ltd.	497,177
19,700	Denso Corp.	962,981
130,800	NOK Corp.	2,532,947
14,600	Stanley Electric Co., Ltd.	498,469
106,900	Sumitomo Electric Industries Ltd.	1,593,145
99,000	Sumitomo Rubber Industries Ltd.	1,573,770
24,400	Toyoda Gosei Co., Ltd.	619,063
117,400	Toyota Boshoku Corp.	2,162,115
49,800	Yokohama Rubber (The) Co., Ltd.	1,035,898
		11,475,565
	Automobiles – 6.5%
72,100	Honda Motor Co., Ltd.	2,118,424
110,600	Isuzu Motors Ltd.	1,469,972
228,900	Mazda Motor Corp.	2,811,760
308,500	Nissan Motor Co., Ltd.	3,003,775
20,700	Suzuki Motor Corp.	1,143,861
9,600	Toyota Motor Corp.	621,704
		11,169,496
	Banks – 0.6%
290,400	Mebuki Financial Group, Inc.	975,738
	Building Products – 1.3%
42,900	Asahi, Inc.	1,671,982
10,700	TOTO Ltd.	496,753
		2,168,735
	Chemicals – 12.9%
271,500	Daicel Corp.	3,006,449
61,500	Denka Co., Ltd.	2,052,500
80,900	DIC Corp.	2,528,239
167,500	Mitsubishi Chemical Holdings Corp.	1,403,057
63,200	Mitsubishi Gas Chemical Co., Inc.	1,432,796
56,600	Mitsui Chemicals, Inc.	1,508,107
72,200	Showa Denko KK	3,208,454
253,000	Sumitomo Chemical Co., Ltd.	1,435,072
137,100	Teijin Ltd.	2,516,255
107,700	Tosoh Corp.	1,670,243
125,300	Zeon Corp.	1,482,572
		22,243,744
	Construction & Engineering – 2.8%
42,800	COMSYS Holdings Corp.	1,136,153
62,800	Kyudenko Corp.	3,034,638
Shares	Description	Value

	Construction & Engineering (Continued)
60,500	Shimizu Corp.	$627,869
		4,798,660
	Diversified Financial Services – 1.0%
104,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	639,696
73,300	ORIX Corp.	1,159,930
		1,799,626
	Diversified Telecommunication Services – 1.3%
51,100	Nippon Telegraph & Telephone Corp.	2,324,343
	Electric Utilities – 3.4%
98,900	Chubu Electric Power Co., Inc.	1,483,746
99,700	Kansai Electric Power (The) Co., Inc.	1,455,225
619,800	Tokyo Electric Power Co., Holdings, Inc. (a)	2,888,649
		5,827,620
	Electrical Equipment – 2.2%
407,000	Fuji Electric Co., Ltd.	3,102,633
4,400	Nidec Corp.	660,705
		3,763,338
	Electronic Equipment, Instruments & Components – 3.4%
38,200	TDK Corp.	3,905,740
55,700	Yaskawa Electric Corp.	1,969,611
		5,875,351
	Food & Staples Retailing – 1.9%
17,700	FamilyMart UNY Holdings Co., Ltd.	1,864,084
30,300	Matsumotokiyoshi Holdings Co., Ltd.	1,361,536
		3,225,620
	Food Products – 0.3%
16,900	Kagome Co., Ltd.	561,731
	Gas Utilities – 0.8%
31,500	Osaka Gas Co., Ltd.	652,249
26,000	Tokyo Gas Co., Ltd.	690,539
		1,342,788
	Health Care Equipment & Supplies – 1.2%
53,900	Asahi Intecc Co., Ltd.	2,039,841

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 0.3%
25,600	Alfresa Holdings Corp.	$602,339
	Household Durables – 3.8%
118,100	Haseko Corp.	1,633,122
162,000	Iida Group Holdings Co., Ltd.	3,126,893
26,800	Sony Corp.	1,371,045
32,400	Sumitomo Forestry Co., Ltd.	490,763
		6,621,823
	Independent Power and Renewable Electricity Producers – 1.0%
68,300	Electric Power Development Co., Ltd.	1,764,332
	Internet Software & Services – 0.8%
55,100	Mixi, Inc.	1,395,478
	IT Services – 0.4%
16,200	Otsuka Corp.	635,767
	Machinery – 8.7%
84,800	Hitachi Construction Machinery Co., Ltd.	2,757,350
179,000	JTEKT Corp.	2,438,080
85,600	Komatsu Ltd.	2,449,359
147,300	MINEBEA MITSUMI, Inc.	2,493,250
49,400	Mitsubishi Heavy Industries Ltd.	1,798,595
68,300	Miura Co., Ltd.	1,661,310
1,200	SMC Corp.	440,374
32,000	THK Co., Ltd.	917,671
		14,955,989
	Marine – 0.6%
50,000	Nippon Yusen KK	993,090
	Media – 2.5%
62,500	CyberAgent, Inc.	3,759,653
24,700	Tokyo Broadcasting System Holdings, Inc.	555,061
		4,314,714
	Metals & Mining – 5.3%
128,700	JFE Holdings, Inc.	2,436,483
51,900	Mitsui Mining & Smelting Co., Ltd.	2,210,256
94,500	Nippon Steel & Sumitomo Metal Corp.	1,856,883
67,300	Sumitomo Metal Mining Co., Ltd.	2,576,140
		9,079,762
	Multiline Retail – 1.3%
47,400	Don Quijote Holdings Co., Ltd	2,277,632
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 2.0%
61,500	Idemitsu Kosan Co., Ltd.	$2,194,147
191,000	JXTG Holdings, Inc.	1,328,711
		3,522,858
	Paper & Forest Products – 1.3%
370,000	Oji Holdings Corp.	2,295,895
	Personal Products – 1.5%
11,900	Kose Corp.	2,565,623
	Pharmaceuticals – 1.0%
81,700	Sumitomo Dainippon Pharma Co., Ltd.	1,730,448
	Professional Services – 1.8%
49,200	Persol Holdings Co., Ltd.	1,098,074
74,200	Recruit Holdings Co., Ltd.	2,054,800
		3,152,874
	Real Estate Management & Development – 2.4%
90,600	Relo Group, Inc.	2,392,760
254,300	Tokyu Fudosan Holdings Corp.	1,796,166
		4,188,926
	Road & Rail – 1.2%
10,300	Central Japan Railway Co.	2,136,007
	Semiconductors & Semiconductor Equipment – 3.5%
22,600	Rohm Co., Ltd.	1,898,388
7,000	SCREEN Holdings Co., Ltd.	493,158
95,200	SUMCO Corp. (b)	1,923,519
10,200	Tokyo Electron Ltd.	1,752,283
		6,067,348
	Software – 2.2%
40,800	Nexon Co., Ltd. (a)	592,939
63,400	Square Enix Holdings Co., Ltd.	3,115,169
		3,708,108
	Technology Hardware, Storage & Peripherals – 1.0%
30,400	FUJIFILM Holdings Corp.	1,187,828
63,000	Konica Minolta, Inc.	585,531
		1,773,359
	Trading Companies & Distributors – 6.8%
66,700	ITOCHU Corp.	1,209,414
168,500	Marubeni Corp.	1,286,179
87,900	Mitsubishi Corp.	2,443,718
150,000	Mitsui & Co., Ltd.	2,503,048
401,600	Sojitz Corp.	1,458,187
143,600	Sumitomo Corp.	2,360,584

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
14,700	Toyota Tsusho Corp.	$492,589
		11,753,719
	Wireless Telecommunication Services – 1.2%
74,100	KDDI Corp.	2,028,606
	Total Common Stocks	172,091,565
	(Cost $184,954,913)
MONEY MARKET FUNDS – 0.0%
102,804	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (c) (d)	102,804
	(Cost $102,804)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$1,019,498	BNP Paribas S.A., 2.10% (c), dated 6/29/18, due 7/2/18, with a maturity value of $1,019,676. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $1,050,730. (d)	1,019,498
325,950	JPMorgan Chase & Co., 2.05% (c), dated 6/29/18, due 7/2/18, with a maturity value of $326,005. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $334,100. (d)	325,950
	Total Repurchase Agreements	1,345,448
	(Cost $1,345,448)
	Total Investments – 100.6%	173,539,817
	(Cost $186,403,165) (e)
	Net Other Assets and Liabilities – (0.6)%	(1,059,455)
	Net Assets – 100.0%	$172,480,362

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,374,447 and the total value of the collateral held by the Fund is $1,448,252.
(c)	Rate shown reflects yield as of June 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,763,589 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,626,937. The net unrealized depreciation was $12,863,348.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 172,091,565	$ 172,091,565	$ —	$ —
Money Market Funds	102,804	102,804	—	—
Repurchase Agreements	1,345,448	—	1,345,448	—
Total Investments	$ 173,539,817	$ 172,194,369	$ 1,345,448	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,374,447
Non-cash Collateral (2)	(1,374,447)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,345,448
Non-cash Collateral (4)	(1,345,448)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Japan	99.8%
United States	0.8
Total Investments	100.6
Net Other Assets and Liabilities	(0.6)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Auto Components – 3.9%
1,143	Hankook Tire Co., Ltd.	$43,176
2,992	Hanon Systems	28,457
158	Hyundai Mobis Co., Ltd.	30,055
		101,688
	Automobiles – 5.0%
533	Hyundai Motor Co.	60,019
2,483	Kia Motors Corp.	68,731
		128,750
	Banks – 7.1%
418	Hana Financial Group, Inc.	16,071
3,792	Industrial Bank of Korea	52,397
1,640	KB Financial Group, Inc.	77,696
421	Shinhan Financial Group Co., Ltd.	16,356
1,320	Woori Bank	19,306
		181,826
	Biotechnology – 5.0%
470	Celltrion, Inc. (a)	127,990
	Capital Markets – 2.6%
904	Korea Investment Holdings Co., Ltd.	68,216
	Chemicals – 9.2%
2,632	Hanwha Chemical Corp.	51,601
302	Hyosung Corp. (b)	36,310
205	LG Chem Ltd.	61,344
283	Lotte Chemical Corp.	88,366
		237,621
	Commercial Services & Supplies – 1.3%
389	S-1 Corp.	33,787
	Construction & Engineering – 3.4%
1,719	Hyundai Engineering & Construction Co., Ltd.	88,688
	Consumer Finance – 1.4%
1,050	Samsung Card Co., Ltd.	36,084
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (b) (c)	0
	Diversified Telecommunication Services – 2.2%
4,456	LG Uplus Corp.	55,975
	Electric Utilities – 3.0%
2,725	Korea Electric Power Corp.	78,241
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 3.7%
3,477	LG Display Co., Ltd.	$57,092
203	Samsung SDI Co., Ltd.	38,979
		96,071
	Food & Staples Retailing – 3.4%
384	E-MART, Inc.	87,688
	Food Products – 0.7%
57	CJ CheilJedang Corp.	18,028
	Household Durables – 2.8%
981	LG Electronics, Inc.	73,058
	Industrial Conglomerates – 4.6%
115	CJ Corp.	14,652
1,002	Hanwha Corp.	28,365
914	LG Corp.	59,129
73	SK Holdings Co., Ltd.	16,965
		119,111
	Insurance – 2.6%
1,770	Hyundai Marine & Fire Insurance Co., Ltd.	53,521
167	Samsung Life Insurance Co., Ltd.	14,745
		68,266
	Internet Software & Services – 1.8%
455	Kakao Corp.	46,745
	IT Services – 2.2%
312	Samsung SDS Co., Ltd.	56,129
	Life Sciences Tools & Services – 4.1%
280	Samsung Biologics Co., Ltd. (c) (d)	104,765
	Machinery – 0.8%
215	Hyundai Heavy Industries Co., Ltd. (c)	19,677
	Media – 2.9%
851	CJ E&M Corp. (b)	75,517
	Metals & Mining – 6.7%
1,774	Hyundai Steel Co.	83,726
42	Korea Zinc Co., Ltd.	14,546
250	POSCO	73,800
		172,072
	Oil, Gas & Consumable Fuels – 8.1%
1,672	GS Holdings Corp.	81,612
407	SK Innovation Co., Ltd.	73,768

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
533	S-Oil Corp.	$52,367
		207,747
	Personal Products – 1.7%
35	LG Household & Health Care, Ltd.	43,840
	Pharmaceuticals – 1.5%
71	Hanmi Pharm Co., Ltd.	26,820
187	Hanmi Science Co., Ltd.	10,839
		37,659
	Semiconductors & Semiconductor Equipment – 3.2%
1,087	SK Hynix, Inc.	83,585
	Software – 1.2%
93	NCSoft Corp.	30,958
	Technology Hardware, Storage & Peripherals – 2.0%
1,224	Samsung Electronics Co., Ltd.	51,234
	Wireless Telecommunication Services – 1.9%
234	SK Telecom Co., Ltd.	48,921
	Total Investments – 100.0%	2,579,937
	(Cost $2,354,516) (e)
	Net Other Assets and Liabilities – (0.0)%	(1,213)
	Net Assets – 100.0%	$2,578,724

(a)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months June 30, 2018.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $111,827 or 4.3% of net assets.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $376,007 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $150,586. The net unrealized appreciation was $225,421.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chemicals	$ 237,621	$ 201,311	$ 36,310	$ —
Diversified Financial Services	—**	—	—**	—
Media	75,517	—	75,517	—
Other industry categories*	2,266,799	2,266,799	—	—
Total Investments	$ 2,579,937	$ 2,468,110	$ 111,827	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of June 30, 2018, the Fund transferred a common stock valued at $14,668 from Level 1 to Level 2. The common stocks that transferred from Level 1 to Level 2 did so as a result of the security being halted on the primary exchange pending a spin-off.
Country Allocation†	% of Net Assets
South Korea	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.8%
	Australia – 3.4%
380,309	BlueScope Steel Ltd.	$4,857,787
753,726	Crown Resorts Ltd.	7,530,231
631,339	Evolution Mining Ltd.	1,639,951
67,133	Flight Centre Travel Group Ltd.	3,162,245
2,208,957	Fortescue Metals Group Ltd.	7,176,502
181,151	Iluka Resources Ltd.	1,498,800
984,369	Qantas Airways Ltd.	4,487,451
1,782,258	South32 Ltd.	4,761,445
609,222	Telstra Corp., Ltd.	1,181,239
1,719,511	Whitehaven Coal Ltd.	7,355,189
		43,650,840
	Austria – 0.4%
28,142	ams AG	2,096,654
24,282	Lenzing AG	2,932,064
		5,028,718
	Belgium – 1.1%
118,953	KBC Ancora	6,378,899
138,959	Umicore S.A.	7,975,881
		14,354,780
	Bermuda – 2.2%
1,613,544	China Gas Holdings Ltd.	6,488,645
1,064,800	Hongkong Land Holdings Ltd.	7,613,320
1,307,423	Kerry Properties Ltd.	6,257,486
3,923,866	Nine Dragons Paper Holdings Ltd.	5,001,359
1,617,162	NWS Holdings Ltd.	2,799,156
		28,159,966
	Canada – 9.3%
212,001	Air Canada (b)	3,426,784
269,482	ARC Resources Ltd.	2,783,680
117,866	Barrick Gold Corp.	1,548,356
2,017,877	Bombardier, Inc., Class B (b)	7,981,562
862,242	Cenovus Energy, Inc.	8,952,651
4,328	Constellation Software, Inc.	3,356,492
73,153	Empire Co., Ltd., Class A	1,468,457
185,922	First Capital Realty, Inc. (c)	2,921,803
313,724	First Quantum Minerals Ltd.	4,622,397
512,950	Husky Energy, Inc.	7,994,786
1,114,987	Kinross Gold Corp. (b)	4,198,217
284,191	Kirkland Lake Gold Ltd.	6,018,239
107,517	Linamar Corp.	4,727,918
447,753	Lundin Mining Corp.	2,489,693
78,205	Magna International, Inc.	4,548,400
96,951	Methanex Corp.	6,855,486
184,113	Metro, Inc.	6,258,708
472,940	Seven Generations Energy, Ltd., Class A (b)	5,212,719
23,600	Shopify, Inc., Class A (b)	3,441,491
159,597	Stars (The) Group, Inc. (b)	5,788,297
228,060	Teck Resources Ltd., Class B	5,809,706
173,158	Tourmaline Oil Corp.	3,093,965
Shares	Description	Value

	Canada (Continued)
368,944	Valeant Pharmaceuticals International, Inc. (b)	$8,587,599
110,487	West Fraser Timber Co., Ltd. (c)	7,605,042
		119,692,448
	Cayman Islands – 2.8%
524,442	CK Asset Holdings Ltd.	4,164,466
5,295,892	Fullshare Holdings Ltd. (c)	2,619,056
1,284,898	Kingboard Holdings Ltd.	4,700,287
1,011,954	Kingboard Laminates Holdings Ltd.	1,249,852
4,167,957	Lee & Man Paper Manufacturing Ltd.	4,218,107
2,593,786	Shimao Property Holdings Ltd.	6,810,441
1,121,212	Sino Biopharmaceutical Ltd.	1,720,632
450,535	Wharf Real Estate Investment Co., Ltd.	3,207,196
1,619,180	Wynn Macau Ltd.	5,211,111
1,947,648	Xinyi Glass Holdings Ltd.	2,380,690
		36,281,838
	Denmark – 0.6%
65,201	Ambu A.S., Class B	2,199,273
62,497	Topdanmark A.S.	2,736,959
79,334	William Demant Holding A.S. (b)	3,193,281
		8,129,513
	Finland – 1.3%
438,908	Metsa Board OYJ	4,966,675
105,397	Neste OYJ	8,271,152
79,940	Stora Enso OYJ, Class R	1,564,612
39,638	UPM-Kymmene OYJ	1,417,377
		16,219,816
	France – 2.5%
275,543	Bollore S.A.	1,281,968
30,671	Cie Plastic Omnium S.A.	1,296,955
42,249	Edenred	1,335,097
101,454	Electricite de France S.A.	1,395,671
53,359	Eramet	7,022,634
72,617	Faurecia S.A.	5,183,106
9,458	Ipsen S.A.	1,483,903
3,300	Kering S.A.	1,863,669
60,564	Renault S.A. (c)	5,151,021
24,399	Trigano S.A.	4,336,658
17,412	Ubisoft Entertainment S.A. (b)	1,910,964
		32,261,646
	Germany – 4.1%
69,894	Aurubis AG	5,346,255
17,545	Axel Springer SE	1,269,297
40,604	Bayerische Motoren Werke AG	3,681,009
34,597	Daimler AG	2,227,383
137,984	Deutsche Lufthansa AG	3,319,437
62,961	Deutsche Wohnen SE	3,043,970

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
22,343	Hella GmbH & Co., KGaA	$1,252,424
39,186	LEG Immobilien AG	4,259,472
26,222	Nemetschek SE	3,157,134
88,377	Porsche Automobil Holding SE (Preference Shares)	5,630,955
249	Puma SE	145,682
31,030	Rheinmetall AG	3,426,555
54,201	Sixt SE	6,073,244
14,787	Volkswagen AG (Preference Shares)	2,455,892
59,284	Vonovia SE	2,821,890
24,877	Wirecard AG	4,007,635
		52,118,234
	Hong Kong – 4.2%
323,579	Galaxy Entertainment Group Ltd.	2,505,535
991,685	Henderson Land Development Co., Ltd.	5,245,606
1,233,156	Hopewell Holdings Ltd.	4,228,089
1,514,936	Melco International Development Ltd.	4,663,213
1,039,470	New World Development Co., Ltd.	1,462,699
4,534,050	Sino Land Co., Ltd.	7,374,130
2,522,685	Sun Art Retail Group Ltd.	3,299,015
464,032	Sun Hung Kai Properties Ltd.	7,002,828
727,655	Swire Pacific Ltd., Class A	7,707,267
2,136,317	Wharf Holdings (The) Ltd.	6,861,832
602,076	Wheelock & Co., Ltd.	4,193,873
		54,544,087
	Ireland – 0.3%
108,728	Smurfit Kappa Group PLC	4,405,948
	Israel – 0.1%
15,817	Nice, Ltd. (b)	1,632,611
	Italy – 1.6%
82,568	Amplifon S.p.A.	1,712,471
847,071	Banco BPM S.p.A. (b)	2,484,894
1,203,530	Hera S.p.A.	3,752,638
1,404,749	Iren S.p.A	3,592,620
77,223	Moncler S.p.A.	3,517,060
482,385	Poste Italiane S.p.A. (d)	4,039,070
1,547,470	Telecom Italia S.p.A. (b)	1,151,868
		20,250,621
	Japan – 25.0%
119,700	Alps Electric Co., Ltd.	3,076,965
113,700	ANA Holdings, Inc.	4,178,705
110,100	Asahi Group Holdings Ltd.	5,640,493
111,550	Asahi Kasei Corp.	1,418,619
35,430	Asahi, Inc.	1,380,847
33,700	Bridgestone Corp.	1,318,901
147,200	CyberAgent, Inc.	8,854,735
537,200	Daicel Corp.	5,948,672
Shares	Description	Value

	Japan (Continued)
48,900	Daifuku Co., Ltd.	$2,144,330
87,500	DIC Corp.	2,734,499
101,800	Don Quijote Holdings Co., Ltd	4,891,623
116,400	Electric Power Development Co., Ltd.	3,006,855
87,100	FamilyMart UNY Holdings Co., Ltd.	9,172,976
36,800	FUJIFILM Holdings Corp.	1,437,897
44,200	GMO Payment Gateway, Inc.	5,102,073
96,300	Haseko Corp.	1,331,665
64,400	Hitachi Chemical Co., Ltd.	1,300,041
152,100	Hitachi Construction Machinery Co., Ltd.	4,945,671
248,062	Hitachi Metals Ltd.	2,576,627
170,560	Honda Motor Co., Ltd.	5,011,351
75,800	Horiba Ltd.	5,305,966
154,300	Idemitsu Kosan Co., Ltd.	5,504,990
156,986	Iida Group Holdings Co., Ltd.	3,030,114
151,000	ITOCHU Corp.	2,737,953
21,500	Izumi Co., Ltd.	1,330,217
145,616	Japan Airlines Co., Ltd.	5,166,234
218,400	JFE Holdings, Inc.	4,134,638
130,400	JSR Corp.	2,221,329
396,100	JTEKT Corp.	5,395,103
444,000	Kaneka Corp.	3,982,225
114,900	KDDI Corp.	3,145,571
439,200	Kobe Steel Ltd.	4,022,479
28,000	Kose Corp.	6,036,761
258,900	Kuraray Co., Ltd.	3,568,454
97,892	M3, Inc.	3,903,655
30,000	Makita Corp.	1,345,346
202,700	Marubeni Corp.	1,547,232
332,840	Mazda Motor Corp.	4,088,537
206,100	MINEBEA MITSUMI, Inc.	3,488,519
151,400	Mitsubishi Chemical Holdings Corp.	1,268,196
183,700	Mitsubishi Gas Chemical Co., Inc.	4,164,630
256,900	Mitsui & Co., Ltd.	4,286,888
46,500	Mitsui Chemicals, Inc.	1,238,992
186,100	Miura Co., Ltd.	4,526,643
177,300	Nexon Co., Ltd. (b)	2,576,667
18,300	Nidec Corp.	2,747,934
127,900	Nihon M&A Center, Inc.	3,714,027
9,600	Nintendo Co., Ltd.	3,138,870
133,600	Nippon Steel & Sumitomo Metal Corp.	2,625,180
31,858	Nippon Telegraph & Telephone Corp.	1,449,098
424,100	Nissan Motor Co., Ltd.	4,129,339
302,100	NOK Corp.	5,850,177
47,400	Ono Pharmaceuitical Co., Ltd.	1,111,844
118,200	Open House Co., Ltd.	7,003,495
116,500	Otsuka Corp.	4,572,032
136,900	PALTAC Corp.	7,888,922
252,100	Persol Holdings Co., Ltd.	5,626,510

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
71,600	Pola Orbis Holdings, Inc.	$3,152,689
29,600	Sankyu, Inc.	1,555,995
318,800	Seino Holdings Co., Ltd.	5,655,270
156,500	Shimadzu Corp.	4,735,357
114,500	Shiseido Co., Ltd.	9,098,776
69,400	Showa Denko KK	3,084,027
18,900	SoftBank Group Corp.	1,361,059
915,300	Sojitz Corp.	3,323,403
121,300	Sony Corp.	6,205,511
755,000	Sumitomo Chemical Co., Ltd.	4,282,527
174,300	Sumitomo Corp.	2,865,249
192,000	Sumitomo Electric Industries Ltd.	2,861,401
159,850	Sumitomo Rubber Industries Ltd.	2,541,083
48,700	TDK Corp.	4,979,307
311,900	Teijin Ltd.	5,724,435
27,900	Terumo Corp.	1,600,190
105,900	THK Co., Ltd.	3,036,919
74,100	TIS, Inc.	3,413,359
378,100	Tokai Carbon Co., Ltd. (c)	6,799,414
118,400	Tokyo Century Corp.	6,715,910
201,400	Tokyu Fudosan Holdings Corp.	1,422,525
298,980	Tosoh Corp.	4,636,668
142,800	Toyota Boshoku Corp.	2,629,898
22,900	Toyota Motor Corp.	1,483,024
65,400	Welcia Holdings Co., Ltd.	3,479,258
117,000	Yamato Holdings Co., Ltd.	3,449,289
322,200	Zensho Holdings Co., Ltd.	8,186,322
		321,627,177
	Jersey – 0.3%
29,296	Shire PLC	1,648,994
32,145	Wizz Air Holdings PLC (b) (d)	1,527,241
		3,176,235
	Luxembourg – 1.7%
61,453	APERAM S.A.	2,641,663
185,696	ArcelorMittal	5,445,249
245,747	Grand City Properties S.A.	6,382,509
480,448	Subsea 7 S.A.	7,689,551
		22,158,972
	Multinational – 0.1%
6,426	Unibail-Rodamco-Westfield (c)	1,414,933
	Netherlands – 1.0%
60,400	ASM International N.V. (c)	3,340,543
114,929	BE Semiconductor Industries N.V.	3,111,082
186,014	Koninklijke Ahold Delhaize N.V.	4,454,243
33,105	NN Group N.V.	1,346,915
		12,252,783
	New Zealand – 0.4%
656,132	a2 Milk Co., Ltd. (b)	5,092,803
Shares	Description	Value

	Norway – 2.7%
130,761	Aker ASA, Class A	$10,002,530
217,153	Aker BP ASA	8,020,238
249,552	Equinor ASA	6,630,738
752,119	Norsk Hydro ASA	4,505,686
143,462	Salmar ASA	6,020,776
		35,179,968
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (e) (f) (g)	0
	Singapore – 2.1%
71,100	DBS Group Holdings Ltd.	1,388,603
4,111,400	Olam International Ltd.	6,457,538
450,300	Oversea-Chinese Banking Corp., Ltd.	3,846,967
1,141,900	Singapore Telecommunications Ltd.	2,581,323
675,100	UOL Group Ltd.	3,775,605
342,200	Venture Corp Ltd.	4,480,622
6,360,700	Yangzijiang Shipbuilding Holdings Ltd.	4,224,905
		26,755,563
	South Africa – 0.4%
2,311,509	Old Mutual Ltd. (b)	4,588,123
	South Korea – 11.8%
20,213	Celltrion, Inc. (h)	5,504,393
17,156	E-MART, Inc.	3,917,633
100,743	GS Holdings Corp.	4,917,379
87,540	Hankook Tire Co., Ltd.	3,306,805
209,938	Hanwha Chemical Corp.	4,115,877
81,546	Hotel Shilla Co., Ltd.	9,036,277
46,274	Hyundai Glovis Co., Ltd.	4,795,556
10,899	Hyundai Motor Co.	1,227,299
61,335	Hyundai Steel Co.	2,894,770
51,534	KB Financial Group, Inc.	2,441,449
50,452	Kia Motors Corp.	1,396,540
47,612	Korea Electric Power Corp.	1,367,056
64,563	Korea Gas Corp. (b)	3,719,107
94,562	Korea Investment Holdings Co., Ltd.	7,135,634
113,543	KT Corp., ADR	1,507,851
90,827	LG Corp.	5,875,843
299,051	LG Display Co., Ltd.	4,910,393
71,417	LG Electronics, Inc.	5,318,628
383,030	LG Uplus Corp.	4,811,503
18,061	Lotte Chemical Corp.	5,639,505
8,546	Medy-Tox, Inc.	5,883,666
49,810	OCI Co., Ltd.	4,603,347
9,610	POSCO	2,836,869
12,847	Samsung Biologics Co., Ltd. (b) (d)	4,806,818
44,475	Samsung Electro-Mechanics Co., Ltd.	5,926,009
127,108	Samsung Electronics Co., Ltd.	5,320,402

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
172,822	Samsung Engineering Co., Ltd. (b)	$2,426,796
30,608	Samsung SDS Co., Ltd.	5,506,419
21,874	Shinsegae, Inc.	7,880,136
15,851	SK Holdings Co., Ltd.	3,683,633
96,190	SK Hynix, Inc.	7,396,575
29,650	SK Innovation Co., Ltd.	5,373,979
33,492	SK Telecom Co., Ltd.	7,001,917
		152,486,064
	Spain – 0.9%
205,707	CIE Automotive S.A.	6,072,879
135,168	Global Dominion Access S.A. (b) (d)	733,210
170,192	International Consolidated Airlines Group S.A.	1,491,416
165,536	Repsol S.A.	3,240,891
		11,538,396
	Sweden – 4.8%
400,174	AAK AB	6,371,152
42,776	Boliden AB	1,387,859
270,080	Castellum AB	4,376,823
679,681	Fabege AB	8,110,565
234,516	Fastighets AB Balder, Class B (b)	6,121,622
99,182	Hufvudstaden AB, Class A	1,420,722
302,973	Industrivarden AB, Class A	6,132,694
166,422	Investor AB, Class B	6,780,069
204,537	Kinnevik AB, Class B	7,008,391
76,564	Lifco AB, Class B	2,726,873
117,257	Lundin Petroleum AB	3,740,232
1,307,300	SSAB AB, Class A	6,175,439
82,502	Swedish Orphan Biovitrum AB (b)	1,800,320
		62,152,761
	Switzerland – 0.7%
3,527	Bucher Industries AG	1,183,858
250,169	OC Oerlikon Corp. AG	3,837,289
52,659	Sunrise Communications Group AG (d)	4,296,524
		9,317,671
	United Kingdom – 6.8%
488,718	3i Group PLC	5,808,740
84,423	Abcam PLC	1,486,306
314,872	Anglo American PLC	7,042,781
394,421	Barratt Developments PLC	2,682,848
102,920	Bellway PLC	4,080,293
82,819	Berkeley Group Holdings PLC	4,137,019
126,605	British American Tobacco PLC	6,399,430
119,407	Dechra Pharmaceuticals PLC	4,384,081
260,767	easyJet PLC	5,757,583
1,203,686	Evraz PLC	8,076,262
555,499	Hays PLC	1,368,001
Shares	Description	Value

	United Kingdom (Continued)
726,728	Meggitt PLC	$4,731,237
123,059	NMC Health PLC	5,817,423
985,308	Ocado Group PLC (b)	13,361,201
1	Quilter PLC (b) (d)	2
360,029	Rolls-Royce Holdings PLC	4,695,415
24,275,397	Rolls-Royce Holdings PLC (b) (e)	32,037
967,089	Royal Mail PLC	6,450,499
192,068	Tate & Lyle PLC	1,639,520
		87,950,678
	United States – 0.2%
20,430	Autoliv, Inc.	2,102,590
20,430	Veoneer, Inc. (b) (e)	763,438
		2,866,028
	Total Common Stocks	1,195,289,221
	(Cost $1,185,117,406)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.9%
	Australia – 3.0%
1,026,265	Dexus	7,374,622
2,017,886	GPT (The) Group	7,556,283
3,558,990	Mirvac Group	5,715,412
2,497,333	Scentre Group	8,113,384
949,358	Stockland	2,789,212
3,968,790	Vicinity Centres	7,607,097
		39,156,010
	Canada – 0.5%
203,689	Canadian Apartment Properties REIT (c)	6,604,999
	France – 0.6%
42,279	Gecina S.A.	7,075,211
	Hong Kong – 1.1%
10,300,429	Champion REIT	6,840,170
859,481	Link REIT	7,849,216
		14,689,386
	Spain – 1.0%
507,702	Inmobiliaria Colonial Socimi S.A.	5,611,745
479,542	Merlin Properties Socimi S.A.	6,974,914
		12,586,659
	United Kingdom – 0.7%
869,930	Segro PLC	7,685,315
106,518	Shaftesbury PLC	1,315,099
		9,000,414
	Total Real Estate Investment Trusts	89,112,679
	(Cost $86,742,666)

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
1,695,167	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (i) (j)	$1,695,167
	(Cost $1,695,167)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.7%
$16,810,718	BNP Paribas S.A., 2.10% (i), dated 6/29/18, due 7/2/18, with a maturity value of $16,813,660. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $17,325,710. (j)	16,810,718
5,374,652	JPMorgan Chase & Co., 2.05% (i), dated 6/29/18, due 7/2/18, with a maturity value of $5,375,571. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $5,509,040. (j)	5,374,652
	Total Repurchase Agreements	22,185,370
	(Cost $22,185,370)
	Total Investments – 101.5%	1,308,282,437
	(Cost $1,295,740,609) (k)
	Net Other Assets and Liabilities – (1.5)%	(19,600,008)
	Net Assets – 100.0%	$1,288,682,429

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $22,009,945 and the total value of the collateral held by the Fund is $23,880,537.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $795,475 or 0.1% of net assets.
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2018.
(i)	Rate shown reflects yield as of June 30, 2018.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $91,814,251 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,272,423. The net unrealized appreciation was $12,541,828.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
United Kingdom	87,950,678	87,918,641	32,037	—
United States	2,866,028	2,102,590	763,438	—
Other Country Categories*	1,104,472,515	1,104,472,515	—	—
Real Estate Investment Trusts*	89,112,679	89,112,679	—	—
Money Market Funds	1,695,167	1,695,167	—	—
Repurchase Agreements	22,185,370	—	22,185,370	—
Total Investments	$ 1,308,282,437	$ 1,285,301,592	$ 22,980,845	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—**
Total Level 3 holdings	$—**
** Investment is valued at $0.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$22,009,945
Non-cash Collateral (2)	(22,009,945)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$22,185,370
Non-cash Collateral (4)	(22,185,370)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
JPY	24.6%
EUR	15.3
KRW	11.5
CAD	9.7
HKD	9.6
GBP	8.1
AUD	6.3
SEK	5.0
NOK	3.3
USD	2.5
SGD	2.1
CHF	0.9
DKK	0.6
NZD	0.4
ILS	0.1
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.0%
	Bermuda – 1.9%
2,095,224	Haier Electronics Group Co., Ltd.	$7,170,486
5,188,568	Kunlun Energy Co., Ltd.	4,543,370
		11,713,856
	Brazil – 8.8%
125,057	Banco Santander Brasil S.A.	945,409
787,386	Bradespar S.A. (Preference Shares)	5,938,281
103,311	Braskem S.A., Class A (Preference Shares)	1,353,046
425,058	Cia de Saneamento Basico do Estado de Sao Paulo	2,554,241
298,290	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	4,463,864
69,805	Equatorial Energia S.A.	1,022,648
959,803	Gerdau S.A. (Preference Shares)	3,444,716
530,377	JBS S.A.	1,272,659
239,563	Klabin S.A.	1,211,491
366,986	Kroton Educacional S.A.	882,490
690,667	Localiza Rent a Car S.A.	4,228,737
202,593	Magazine Luiza S.A.	6,690,287
463,238	Petroleo Brasileiro S.A. (Preference Shares)	2,054,586
408,483	Porto Seguro S.A.	4,287,451
196,779	Telefonica Brasil S.A. (Preference Shares)	2,322,304
2,270,598	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	4,288,403
234,968	Vale S.A.	3,006,402
817,780	Via Varejo S.A.	3,926,694
		53,893,709
	Cayman Islands – 12.5%
1,324,644	3SBio, Inc. (b)	3,008,713
3,609,440	Agile Group Holdings Ltd.	6,146,390
1,306,116	China Mengniu Dairy Co., Ltd.	4,428,302
6,908,768	China Resources Cement Holdings Ltd.	7,000,702
7,539,216	China Zhongwang Holdings Ltd. (c)	3,987,935
8,547,471	CIFI Holdings Group Co., Ltd.	5,436,408
3,864,902	Country Garden Holdings Co., Ltd.	6,798,160
835,206	ENN Energy Holdings Ltd.	8,213,029
588,064	Health and Happiness H&H International Holdings Ltd. (d)	4,055,045
3,283,640	KWG Property Holding Ltd.	4,126,732
4,912,765	Logan Property Holdings Co., Ltd.	6,650,041
1,473,000	Longfor Group Holdings Ltd.	3,970,882
242,495	Sunny Optical Technology Group Co., Ltd.	4,512,628
Shares	Description	Value

	Cayman Islands (Continued)
2,730,002	Zhongsheng Group Holdings Ltd.	$8,194,599
		76,529,566
	Chile – 0.5%
391,542	Empresas CMPC S.A.	1,426,197
95,802	Empresas COPEC S.A.	1,466,204
		2,892,401
	China – 16.5%
7,807,388	Angang Steel Co., Ltd., Class H (c)	7,045,517
1,095,628	Anhui Conch Cement Co., Ltd., Class H	6,284,192
5,835,632	China Longyuan Power Group Corp., Ltd., Class H	4,700,876
5,935,500	China Molybdenum Co., Ltd., Class H (c)	2,874,847
6,872,125	China National Building Material Co., Ltd., Class H	6,805,905
6,798,736	China Petroleum & Chemical Corp., Class H	6,074,633
2,402,264	China Shenhua Energy Co., Ltd., Class H	5,701,305
2,892,296	China Southern Airlines Co., Ltd., Class H	2,274,583
13,538,647	China Telecom Corp., Ltd., Class H	6,333,083
7,201,634	Chongqing Changan Automobile Co., Ltd., Class B	7,279,106
6,427,318	Dongfeng Motor Group Co., Ltd., Class H	6,799,574
15,988,077	Huaneng Renewables Corp., Ltd., Class H	5,318,762
5,580,229	Inner Mongolia Yitai Coal Co., Ltd., Class B	7,611,432
17,427,078	Maanshan Iron & Steel Co., Ltd., Class H (d)	7,752,180
441,782	Ping An Insurance Group Co. of China Ltd., Class H	4,065,548
4,910,536	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,991,787
5,855,898	Yanzhou Coal Mining Co., Ltd., Class H	7,657,988
10,009,104	Zijin Mining Group Co., Ltd., Class H	3,827,281
		101,398,599
	Colombia – 0.2%
111,786	Grupo de Inversiones Suramericana S.A.	1,434,010
	Czech Republic – 0.5%
119,845	CEZ A.S.	2,840,932
	Egypt – 0.9%
534,060	Eastern Tobacco	5,315,524

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong – 12.3%
1,142,468	Beijing Enterprises Holdings Ltd.	$5,562,644
1,590,981	BYD Electronic International Co., Ltd.	2,177,926
2,848,418	China Everbright Ltd.	5,228,054
7,858,686	China Jinmao Holdings Group Ltd.	3,946,572
2,030,240	China Merchants Port Holdings Co., Ltd.	4,124,863
651,072	China Mobile Ltd.	5,784,098
1,289,550	China Overseas Land & Investment Ltd.	4,248,861
2,129,232	China Resources Pharmaceutical Group, Ltd. (b)	2,947,316
1,636,168	China Resources Power Holdings Co., Ltd.	2,882,105
6,068,632	China Traditional Chinese Medicine Holdings Co., Ltd.	5,252,117
3,039,323	CNOOC Ltd.	5,245,288
12,224,909	MMG Ltd. (c) (d)	8,554,444
17,584,165	Shenzhen Investment Ltd.	6,410,053
8,232,579	Sino-Ocean Group Holding Ltd.	4,784,919
5,042,564	Sinotruk Hong Kong Ltd.	8,304,008
		75,453,268
	Hungary – 0.9%
550,047	MOL Hungarian Oil & Gas PLC	5,309,311
	India – 5.1%
1,338,117	Ashok Leyland Ltd.	2,460,815
564,387	Hindustan Petroleum Corp., Ltd.	2,131,845
1,102,086	Indian Oil Corp., Ltd.	2,509,310
1,350,880	JSW Steel Ltd	6,441,400
2,189,296	Oil & Natural Gas Corp., Ltd.	5,048,657
3,121,549	Rural Electrification Corp., Ltd.	4,806,589
595,472	Tata Motors Ltd. (d)	2,337,042
304,727	Tech Mahindra Ltd.	2,905,392
206,548	Titan Co., Ltd.	2,642,783
		31,283,833
	Indonesia – 1.3%
28,936,049	Adaro Energy Tbk PT	3,614,482
17,864,861	Charoen Pokphand Indonesia Tbk PT	4,587,766
		8,202,248
	Malaysia – 3.7%
4,416,600	AirAsia Group Bhd	3,269,126
3,760,100	Dialog Group Bhd	2,876,274
1,907,500	Hartalega Holdings Bhd	2,828,549
823,900	MISC Bhd	1,207,448
6,558,500	Sime Darby Bhd	3,977,801
354,800	Tenaga Nasional Bhd	1,285,870
2,394,800	Top Glove Corp. Bhd	7,197,146
		22,642,214
Shares	Description	Value

	Mexico – 1.6%
1,578,960	America Movil S.A.B. de C.V., Series L	$1,318,169
4,528,187	Cemex S.A.B. de C.V. (d)	2,979,993
492,771	Fomento Economico Mexicano S.A.B. de C.V.	4,330,673
53,401	Grupo Elektra S.A.B. de C.V.	1,455,199
		10,084,034
	Philippines – 0.4%
520,760	Jollibee Foods Corp.	2,566,354
	Poland – 3.5%
204,935	Cyfrowy Polsat S.A.	1,266,054
58,869	KGHM Polska Miedz S.A.	1,383,064
2,578,747	PGE Polska Grupa Energetyczna S.A. (d)	6,430,258
303,798	Polski Koncern Naftowy ORLEN S.A.	6,817,845
3,618,457	Polskie Gornictwo Naftowe i Gazownictwo S.A.	5,516,102
		21,413,323
	Russia – 8.9%
1,865,195	Alrosa PJSC	2,969,997
249,854	Bashneft PJSC (Preference Shares)	6,809,182
2,367,518,426	Federal Grid Co. Unified Energy System PJSC	7,068,485
3,014,086	Gazprom PJSC	6,767,640
112,302,187	Inter RAO UES PJSC	7,331,685
108,306	LUKOIL PJSC	7,501,938
80,940	Magnit PJSC, GDR	1,456,920
5,065,614	Rostelecom PJSC	5,906,001
222,883,145	RusHydro PJSC	2,397,721
561,147	Tatneft PJSC	6,039,805
		54,249,374
	South Africa – 1.8%
181,643	Assore Ltd.	3,873,991
93,200	Barclays Africa Group Ltd.	1,087,011
78,893	Bidvest Group (The) Ltd.	1,133,057
207,270	Sanlam Ltd.	1,058,750
43,845	Sasol Ltd.	1,607,282
69,993	Shoprite Holdings Ltd.	1,125,654
80,846	Standard Bank Group Ltd.	1,130,813
		11,016,558
	Taiwan – 7.6%
15,935,447	AU Optronics Corp.	6,742,453
122,545	Catcher Technology Co., Ltd.	1,370,610
3,283,305	Far Eastern New Century Corp.	3,112,239
400,956	Formosa Chemicals & Fibre Corp.	1,597,853
543,797	Foxconn Technology Co., Ltd.	1,330,576
312,973	Hiwin Technologies Corp.	3,695,501
16,541,366	Innolux Corp.	5,940,861
1,895,585	Nanya Technology Corp.	5,172,858

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
2,230,965	Pou Chen Corp.	$2,590,359
11,348,809	Shin Kong Financial Holding Co., Ltd.	4,373,731
8,528,748	United Microelectronics Corp. (e)	4,741,535
166,682	Yageo Corp.	6,150,426
		46,819,002
	Thailand – 3.7%
1,059,900	CP ALL PCL	2,351,423
1,629,600	Indorama Ventures PCL	2,693,046
12,610,700	IRPC PCL	2,207,729
1,975,100	PTT Global Chemical PCL	4,352,016
4,226,400	PTT PCL	6,123,369
2,034,600	Thai Oil PCL	4,774,831
		22,502,414
	Turkey – 5.4%
882,899	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	4,535,720
3,498,207	Enka Insaat ve Sanayi A.S.	3,556,195
2,256,112	Eregli Demir ve Celik Fabrikalari TAS	5,009,380
379,518	Ford Otomotiv Sanayi A.S.	5,064,261
566,551	Haci Omer Sabanci Holding A.S.	1,088,988
364,063	KOC Holding A.S.	1,126,936
54,526	Tupras Turkiye Petrol Rafinerileri A.S.	1,281,889
1,546,572	Turk Hava Yollari AO (d)	4,558,395
543,765	Turkiye Garanti Bankasi A.S.	991,924
1,655,749	Turkiye Is Bankasi A.S., Class C	2,054,436
2,723,976	Turkiye Vakiflar Bankasi TAO, Class D	2,911,441
1,339,817	Yapi ve Kredi Bankasi A.S. (d)	723,303
		32,902,868
	Total Common Stocks	600,463,398
	(Cost $621,308,780)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	Mexico – 0.7%
2,986,516	Fibra Uno Administracion S.A. de C.V.	4,353,402
	South Africa – 0.4%
1,244,642	Growthpoint Properties Ltd.	2,421,687
	Total Real Estate Investment Trusts	6,775,089
	(Cost $7,186,150)
MONEY MARKET FUNDS – 0.1%
843,120	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (f) (g)	843,120
	(Cost $843,120)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.8%
$8,361,096	BNP Paribas S.A., 2.10% (f), dated 6/29/18, due 7/2/18, with a maturity value of $8,362,559. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $8,617,236. (g)	$8,361,096
2,673,175	JPMorgan Chase & Co., 2.05% (f), dated 6/29/18, due 7/2/18, with a maturity value of $2,673,631. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $2,740,015. (g)	2,673,175
	Total Repurchase Agreements	11,034,271
	(Cost $11,034,271)
	Total Investments – 101.0%	619,115,878
	(Cost $640,372,321) (h)
	Net Other Assets and Liabilities – (1.0)%	(6,180,052)
	Net Assets – 100.0%	$612,935,826

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $11,258,319 and the total value of the collateral held by the Fund is $11,877,391.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $4,741,535 or 0.8% of net assets.
(f)	Rate shown reflects yield as of June 30, 2018.
(g)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,445,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,702,325. The net unrealized depreciation was $21,256,443.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Taiwan	$ 46,819,002	$ 42,077,467	$ 4,741,535	$ —
Other Country Categories*	553,644,396	553,644,396	—	—
Real Estate Investment Trusts*	6,775,089	6,775,089	—	—
Money Market Funds	843,120	843,120	—	—
Repurchase Agreements	11,034,271	—	11,034,271	—
Total Investments	$ 619,115,878	$ 603,340,072	$ 15,775,806	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Level 3 common stocks, if any, are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	(718,860)
Net Change in Unrealized Appreciation/Depreciation	719,488
Purchases	—
Sales	(628)
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—
Total Level 3 holdings	$—
** Investment is valued at $0.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$11,258,319
Non-cash Collateral (2)	(11,258,319)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$11,034,271
Non-cash Collateral (4)	(11,034,271)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Aerospace & Defense – 3.0%
37,070	MTU Aero Engines AG	$7,125,591
	Air Freight & Logistics – 0.6%
46,440	Deutsche Post AG	1,516,887
	Airlines – 3.0%
300,459	Deutsche Lufthansa AG	7,228,046
	Auto Components – 4.1%
16,405	Continental AG	3,746,300
107,389	Hella GmbH & Co., KGaA	6,019,626
		9,765,926
	Automobiles – 11.9%
85,040	Bayerische Motoren Werke AG	7,709,413
104,295	Daimler AG	6,714,597
105,820	Porsche Automobil Holding SE (Preference Shares)	6,742,339
44,361	Volkswagen AG (Preference Shares)	7,367,675
		28,534,024
	Banks – 1.2%
295,245	Commerzbank AG (a)	2,831,047
	Chemicals – 7.0%
60,368	BASF SE	5,774,471
58,846	Evonik Industries AG	2,015,568
88,944	K+S AG	2,196,825
25,775	Symrise AG	2,260,513
34,591	Wacker Chemie AG	4,530,341
		16,777,718
	Construction Materials – 0.7%
20,454	HeidelbergCement AG	1,721,716
	Diversified Financial Services – 1.1%
23,321	GRENKE AG	2,664,873
	Food Products – 1.3%
204,205	Suedzucker AG	3,252,739
	Industrial Conglomerates – 4.1%
69,759	Rheinmetall AG	7,703,289
15,893	Siemens AG	2,101,345
		9,804,634
	Internet Software & Services – 1.5%
64,389	United Internet AG	3,688,992
	IT Services – 10.0%
106,216	Bechtle AG	8,198,981
99,173	Wirecard AG	15,976,573
		24,175,554
Shares	Description	Value

	Machinery – 2.2%
140,757	Jungheinrich AG (Preference Shares)	$5,220,582
	Media – 4.0%
56,687	Axel Springer SE	4,101,033
89,904	Stroeer SE & Co., KGaA	5,443,726
		9,544,759
	Metals & Mining – 7.3%
118,975	Aurubis AG	9,100,505
193,929	Salzgitter AG	8,458,665
		17,559,170
	Multi-Utilities – 2.0%
112,994	Innogy SE (b)	4,841,407
	Pharmaceuticals – 3.2%
71,000	Bayer AG	7,822,917
	Real Estate Management & Development – 18.9%
253,157	Deutsche Wohnen SE	12,239,361
469,724	Grand City Properties S.A.	12,199,611
96,864	LEG Immobilien AG	10,529,003
223,004	Vonovia SE	10,614,885
		45,582,860
	Road & Rail – 4.7%
101,164	Sixt SE	11,335,467
	Semiconductors & Semiconductor Equipment – 1.7%
161,683	Infineon Technologies AG	4,121,797
	Software – 0.8%
39,394	Software AG	1,836,032
	Specialty Retail – 1.5%
439,353	CECONOMY AG	3,662,339
	Transportation Infrastructure – 2.4%
60,287	Fraport AG Frankfurt Airport Services Worldwide	5,816,709
	Wireless Telecommunication Services – 1.3%
119,793	Freenet AG	3,174,201
	Total Investments – 99.5%	239,605,987
	(Cost $235,258,518) (c)
	Net Other Assets and Liabilities – 0.5%	1,118,276
	Net Assets – 100.0%	$240,724,263

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,359,226 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,011,757. The net unrealized appreciation was $4,347,469.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 239,605,987	$ 239,605,987	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
Germany	94.4%
Luxembourg	5.1
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.6%
	Aerospace & Defense – 6.1%
161,711	Bombardier, Inc., Class B (a)	$639,636
1,513	Maxar Technologies, Ltd.	75,958
		715,594
	Airlines – 2.6%
18,934	Air Canada (a)	306,049
	Auto Components – 6.5%
8,368	Linamar Corp.	367,972
6,877	Magna International, Inc.	399,966
		767,938
	Banks – 0.8%
1,953	National Bank of Canada	93,769
	Capital Markets – 2.3%
6,715	Brookfield Asset Management, Inc., Class A	272,400
	Chemicals – 4.8%
8,044	Methanex Corp.	568,798
	Construction & Engineering – 3.7%
8,180	WSP Global, Inc.	430,700
	Food & Staples Retailing – 4.7%
3,735	Alimentation Couche-Tard, Inc., Class B	162,253
15,004	Empire Co., Ltd., Class A	301,187
1,798	Loblaw Cos., Ltd.	92,454
		555,894
	Food Products – 1.5%
6,840	Maple Leaf Foods, Inc.	172,944
	Insurance – 0.7%
3,782	Power Corp. of Canada	84,693
	Media – 0.6%
1,415	Cogeco Communications, Inc.	70,091
	Metals & Mining – 15.7%
26,953	Barrick Gold Corp.	354,070
34,778	First Quantum Minerals Ltd.	512,418
7,641	Goldcorp, Inc.	104,910
73,261	Lundin Mining Corp.	407,362
18,632	Teck Resources Ltd., Class B	474,640
		1,853,400
	Multiline Retail – 4.0%
1,494	Canadian Tire Corp., Ltd., Class A	195,010
7,020	Dollarama, Inc.	272,118
		467,128
	Multi-Utilities – 0.7%
2,720	ATCO, Ltd., Class I	83,960
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 25.8%
41,525	ARC Resources Ltd.	$428,943
5,454	Canadian Natural Resources, Ltd.	196,852
53,352	Cenovus Energy, Inc.	553,953
25,571	Crescent Point Energy Corp.	187,895
14,608	Encana Corp.	190,788
27,604	Husky Energy, Inc.	430,233
9,368	Imperial Oil Ltd.	311,400
20,666	Seven Generations Energy, Ltd., Class A (a)	227,779
5,309	Suncor Energy, Inc.	216,051
16,130	Tourmaline Oil Corp.	288,209
		3,032,103
	Paper & Forest Products – 4.6%
7,895	West Fraser Timber Co., Ltd. (b)	543,429
	Pharmaceuticals – 2.8%
14,024	Valeant Pharmaceuticals International, Inc. (a)	326,425
	Real Estate Management & Development – 3.2%
23,650	First Capital Realty, Inc. (b)	371,665
	Software – 1.1%
161	Constellation Software, Inc.	124,860
	Trading Companies & Distributors – 2.4%
11,584	Finning International, Inc.	285,932
	Total Common Stocks	11,127,772
	(Cost $11,002,459)
REAL ESTATE INVESTMENT TRUSTS – 5.2%
	Equity Real Estate Investment Trusts – 5.2%
13,130	Canadian Apartment Properties REIT (b)	425,765
10,055	RioCan Real Estate Investment Trust	184,709
	Total Real Estate Investment Trusts	610,474
	(Cost $556,268)
MONEY MARKET FUNDS – 0.6%
67,845	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (c) (d)	67,845
	(Cost $67,845)

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 7.5%
$672,809	BNP Paribas S.A., 2.10% (c), dated 6/29/18, due 7/2/18, with a maturity value of $672,967. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $693,420. (d)	$672,809
215,108	JPMorgan Chase & Co., 2.05% (c), dated 6/29/18, due 7/2/18, with a maturity value of $251,144. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $220,486. (d)	215,108
	Total Repurchase Agreements	887,917
	(Cost $887,917)
	Total Investments – 107.9%	12,694,008
	(Cost $12,514,489) (e)
	Net Other Assets and Liabilities – (7.9)%	(929,754)
	Net Assets – 100.0%	$11,764,254

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $930,627 and the total value of the collateral held by the Fund is $955,762.
(c)	Rate shown reflects yield as of June 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $670,399 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $490,880. The net unrealized appreciation was $179,519.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,127,772	$ 11,127,772	$ —	$ —
Real Estate Investment Trusts*	610,474	610,474	—	—
Money Market Funds	67,845	67,845	—	—
Repurchase Agreements	887,917	—	887,917	—
Total Investments	$ 12,694,008	$ 11,806,091	$ 887,917	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$930,627
Non-cash Collateral (2)	(930,627)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$887,917
Non-cash Collateral (4)	(887,917)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Canada	99.8%
United States	8.1
Total Investments	107.9
Net Other Assets and Liabilities	(7.9)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 79.4%
	Airlines – 1.0%
3,521	Qantas Airways Ltd.	$16,051
	Beverages – 2.6%
3,336	Treasury Wine Estates Ltd.	42,933
	Capital Markets – 0.6%
2,308	Platinum Asset Management Ltd.	9,838
	Chemicals – 0.8%
4,551	Incitec Pivot Ltd.	12,226
	Commercial Services & Supplies – 0.8%
2,568	Downer EDI Ltd.	12,885
	Construction & Engineering – 3.3%
1,725	CIMIC Group Ltd.	54,000
	Construction Materials – 0.7%
2,284	Boral Ltd.	11,037
	Diversified Telecommunication Services – 2.4%
9,921	Telstra Corp., Ltd.	19,236
5,403	TPG Telecom Ltd.	20,672
		39,908
	Hotels, Restaurants & Leisure – 8.0%
1,498	Aristocrat Leisure Ltd.	34,256
5,453	Crown Resorts Ltd.	54,479
8,757	Star Entertainment Group (The) Ltd.	31,949
3,189	Tabcorp Holdings Ltd.	10,526
		131,210
	Insurance – 4.8%
4,903	Insurance Australia Group Ltd.	30,951
16,184	Medibank Pvt Ltd.	34,973
1,666	QBE Insurance Group Ltd.	12,008
		77,932
	Internet Software & Services – 1.0%
232	REA Group Ltd.	15,602
	IT Services – 2.7%
3,267	Computershare Ltd.	44,559
	Metals & Mining – 23.7%
2,401	BHP Billiton Ltd.	60,253
5,774	BlueScope Steel Ltd.	73,753
20,092	Evolution Mining Ltd.	52,191
18,185	Fortescue Metals Group Ltd.	59,080
3,490	Iluka Resources Ltd.	28,875
936	Rio Tinto Ltd.	57,798
20,662	South32 Ltd.	55,200
		387,150
Shares	Description	Value

	Multiline Retail – 1.9%
12,768	Harvey Norman Holdings Ltd.	$31,370
	Oil, Gas & Consumable Fuels – 16.8%
9,420	Origin Energy Ltd. (a)	69,922
13,026	Santos Ltd. (a)	60,442
1,994	Washington H Soul Pattinson & Co., Ltd.	30,531
19,897	Whitehaven Coal Ltd.	85,109
1,073	Woodside Petroleum Ltd.	28,158
		274,162
	Professional Services – 1.8%
1,867	SEEK Ltd.	30,134
	Trading Companies & Distributors – 4.0%
4,637	Seven Group Holdings Ltd.	65,304
	Transportation Infrastructure – 2.5%
8,465	Atlas Arteria Ltd.	40,281
	Total Common Stocks	1,296,582
	(Cost $1,166,208)
REAL ESTATE INVESTMENT TRUSTS – 20.2%
	Equity Real Estate Investment Trusts – 20.2%
7,281	Dexus	52,321
17,366	GPT (The) Group	65,030
37,762	Mirvac Group	60,642
16,943	Scentre Group	55,045
11,885	Stockland	34,918
32,625	Vicinity Centres	62,533
	Total Real Estate Investment Trusts	330,489
	(Cost $311,402)
	Total Investments – 99.6%	1,627,071
	(Cost $1,477,610) (b)
	Net Other Assets and Liabilities – 0.4%	6,905
	Net Assets – 100.0%	$1,633,976

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $239,920 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $90,459. The net unrealized appreciation was $149,461.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,296,582	$ 1,296,582	$ —	$ —
Real Estate Investment Trusts*	330,489	330,489	—	—
Total Investments	$ 1,627,071	$ 1,627,071	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
Australia	99.6%
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.8%
	Aerospace & Defense – 1.8%
33,014	Meggitt PLC	$214,932
	Air Freight & Logistics – 2.4%
43,977	Royal Mail PLC	293,327
	Airlines – 4.9%
8,156	easyJet PLC	180,079
18,341	International Consolidated Airlines Group S.A.	160,725
5,407	Wizz Air Holdings PLC (a) (b)	256,892
		597,696
	Capital Markets – 7.5%
22,028	3i Group PLC	261,817
29,473	Ashmore Group PLC	145,086
5,547	IG Group Holdings PLC	63,031
13,891	Intermediate Capital Group PLC	202,026
38,490	Man Group PLC	89,708
9,739	St. James’s Place PLC	147,488
		909,156
	Chemicals – 1.5%
1,799	Croda International PLC	114,010
1,294	Johnson Matthey PLC	61,804
		175,814
	Commercial Services & Supplies – 4.0%
28,206	Babcock International Group PLC	304,425
37,546	Rentokil Initial PLC	173,826
		478,251
	Containers & Packaging – 0.7%
9,030	RPC Group PLC	89,166
	Diversified Financial Services – 0.6%
18,231	Standard Life Aberdeen PLC	78,365
	Electric Utilities – 0.9%
6,030	SSE PLC	107,832
	Electronic Equipment, Instruments & Components – 2.2%
3,159	Halma PLC	57,116
3,047	Renishaw PLC	213,128
		270,244
	Food & Staples Retailing – 4.3%
49,460	J Sainsbury PLC	209,663
19,020	Tesco PLC	64,436
73,551	Wm Morrison Supermarkets PLC	244,613
		518,712
Shares	Description	Value

	Food Products – 2.0%
1,411	Associated British Foods PLC	$50,986
22,645	Tate & Lyle PLC	193,301
		244,287
	Health Care Providers & Services – 1.1%
2,759	NMC Health PLC	130,427
	Hotels, Restaurants & Leisure – 4.8%
814	Carnival PLC	46,699
13,875	Playtech PLC	137,886
29,183	SSP Group PLC	244,296
1,990	Whitbread PLC	103,975
12,360	William Hill PLC	49,491
		582,347
	Household Durables – 8.5%
24,586	Barratt Developments PLC	167,234
5,585	Bellway PLC	221,419
4,741	Berkeley Group Holdings PLC	236,825
2,907	Persimmon PLC	97,179
30,404	Redrow PLC	213,870
40,667	Taylor Wimpey PLC	96,016
		1,032,543
	Industrial Conglomerates – 2.0%
10,684	Smiths Group PLC	239,422
	Insurance – 5.7%
10,874	Hiscox Ltd.	218,852
5,722	Jardine Lloyd Thompson Group PLC	96,661
114,021	Old Mutual Ltd.	226,321
6,266	Prudential PLC	143,435
		685,269
	Internet & Direct Marketing Retail – 7.2%
2,371	ASOS PLC (a)	190,940
50,112	Ocado Group PLC (a)	679,540
		870,480
	Internet Software & Services – 0.9%
10,192	Just Eat PLC (a)	104,783
	Media – 1.2%
8,904	WPP PLC	140,190
	Metals & Mining – 14.6%
12,842	Anglo American PLC	287,238
15,840	Antofagasta PLC	206,958
7,842	BHP Billiton PLC	176,562
58,528	Evraz PLC	392,700
51,024	Glencore PLC	243,767
22,246	KAZ Minerals PLC (a)	247,498

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
4,324	Polymetal International PLC	$38,234
3,029	Rio Tinto PLC	167,936
		1,760,893
	Multiline Retail – 2.5%
37,582	B&M European Value Retail S.A.	200,429
25,285	Marks & Spencer Group PLC	98,475
		298,904
	Multi-Utilities – 0.8%
9,096	National Grid PLC	100,645
	Oil, Gas & Consumable Fuels – 2.4%
15,228	BP PLC	116,222
4,760	Royal Dutch Shell PLC, Class B	170,462
		286,684
	Pharmaceuticals – 1.3%
5,220	BTG PLC (a)	35,548
3,510	Hikma Pharmaceuticals PLC	69,531
9,750	Indivior PLC (a)	49,308
		154,387
	Professional Services – 0.9%
21,760	Hays PLC	53,588
767	Intertek Group PLC	57,860
		111,448
	Specialty Retail – 2.6%
47,141	Kingfisher PLC	184,777
5,087	WH Smith PLC	134,204
		318,981
	Trading Companies & Distributors – 2.0%
7,992	Ashtead Group PLC	239,743
	Transportation Infrastructure – 0.4%
11,381	BBA Aviation PLC	51,279
	Water Utilities – 0.8%
9,596	United Utilities Group PLC	96,654
	Wireless Telecommunication Services – 0.3%
16,936	Vodafone Group PLC	41,086
	Total Common Stocks	11,223,947
	(Cost $10,511,596)
REAL ESTATE INVESTMENT TRUSTS – 6.5%
	Equity Real Estate Investment Trusts – 6.5%
17,266	British Land (The) Co., PLC	153,173
21,828	Hammerson PLC	150,548
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
33,900	Segro PLC	$299,486
15,249	Shaftesbury PLC	188,268
	Total Real Estate Investment Trusts	791,475
	(Cost $789,571)
	Total Investments – 99.3%	12,015,422
	(Cost $11,301,167) (c)
	Net Other Assets and Liabilities – 0.7%	80,749
	Net Assets – 100.0%	$12,096,171

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,446,230 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $731,975. The net unrealized appreciation was $714,255.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,223,947	$ 11,223,947	$ —	$ —
Real Estate Investment Trusts*	791,475	791,475	—	—
Total Investments	$ 12,015,422	$ 12,015,422	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	85.9%
Jersey	5.6
South Africa	1.9
Bermuda	1.8
Luxembourg	1.7
Spain	1.3
Isle Of Man (U.K.)	1.1
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 9.8%
1,793	Bajaj Auto Ltd.	$73,507
1,396	Hero MotoCorp Ltd.	70,655
5,590	Mahindra & Mahindra Ltd.	73,152
572	Maruti Suzuki India Ltd.	73,595
16,483	Tata Motors Ltd. (a)	64,690
		355,599
	Banks – 13.9%
9,658	Axis Bank Ltd.	71,630
2,437	HDFC Bank Ltd.	75,086
16,886	ICICI Bank Ltd.	67,702
2,599	IndusInd Bank Ltd.	73,497
3,842	Kotak Mahindra Bank Ltd.	75,365
18,593	State Bank of India	70,339
15,150	Yes Bank Ltd.	75,004
		508,623
	Chemicals – 4.0%
4,005	Asian Paints Ltd.	73,887
7,930	UPL Ltd.	71,574
		145,461
	Construction & Engineering – 2.0%
3,906	Larsen & Toubro Ltd.	72,687
	Construction Materials – 4.1%
5,024	Grasim Industries Ltd.	73,767
1,394	UltraTech Cement Ltd.	77,284
		151,051
	Consumer Finance – 2.0%
2,173	Bajaj Finance Ltd.	72,914
	Diversified Telecommunication Services – 2.1%
17,751	Bharti Infratel Ltd.	77,854
	Electric Utilities – 1.9%
25,679	Power Grid Corp. of India Ltd.	70,274
	Gas Utilities – 2.0%
14,932	GAIL India Ltd.	74,153
	Household Products – 2.1%
3,157	Hindustan Unilever Ltd.	75,392
	Independent Power and Renewable Electricity Producers – 2.1%
32,274	NTPC Ltd.	75,062
	Insurance – 1.9%
822	Bajaj Finserv Ltd.	69,945
	IT Services – 10.3%
5,611	HCL Technologies Ltd.	75,908
4,068	Infosys Ltd.	77,819
2,805	Tata Consultancy Services Ltd.	75,532
Shares	Description	Value

	IT Services (Continued)
7,345	Tech Mahindra Ltd.	$70,030
19,658	Wipro Ltd.	74,842
		374,131
	Machinery – 2.0%
174	Eicher Motors Ltd.	72,951
	Media – 2.0%
8,973	Zee Entertainment Enterprises Ltd.	71,245
	Metals & Mining – 6.3%
22,868	Hindalco Industries Ltd.	76,833
9,036	Tata Steel Ltd.	74,778
22,213	Vedanta Ltd.	76,578
		228,189
	Oil, Gas & Consumable Fuels – 11.3%
11,907	Bharat Petroleum Corp., Ltd.	65,170
19,168	Coal India Ltd.	73,885
16,316	Hindustan Petroleum Corp., Ltd.	61,630
29,863	Indian Oil Corp., Ltd.	67,994
31,819	Oil & Natural Gas Corp., Ltd.	73,377
5,014	Reliance Industries Ltd.	71,220
		413,276
	Pharmaceuticals – 8.0%
8,245	Cipla Ltd.	74,369
2,173	Dr Reddy’s Laboratories Ltd.	70,821
5,623	Lupin Ltd.	74,355
8,795	Sun Pharmaceutical Industries Ltd.	72,360
		291,905
	Textiles, Apparel & Luxury Goods – 2.0%
5,785	Titan Co., Ltd.	74,019
	Thrifts & Mortgage Finance – 4.0%
2,663	Housing Development Finance Corp., Ltd.	74,163
4,232	Indiabulls Housing Finance Ltd.	70,353
		144,516
	Tobacco – 2.0%
19,147	ITC Ltd.	74,056
	Transportation Infrastructure – 2.1%
13,878	Adani Ports & Special Economic Zone Ltd.	75,360

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.1%
13,554	Bharti Airtel Ltd.	$75,451
	Total Investments – 100.0%	3,644,114
	(Cost $3,788,613) (b)
	Net Other Assets and Liabilities – 0.0%	912
	Net Assets – 100.0%	$3,645,026

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $68,803 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $213,302. The net unrealized depreciation was $144,499.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,644,114	$ 3,644,114	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
India	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	0.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.9%
	Auto Components – 3.4%
108,201	Xinyi Glass Holdings Ltd.	$132,259
	Beverages – 0.8%
68,000	Goldin Financial Holdings Ltd. (a)	29,555
	Capital Markets – 0.8%
110,000	Kingston Financial Group Ltd.	31,406
	Diversified Telecommunication Services – 0.9%
61,000	PCCW Ltd.	34,366
	Electrical Equipment – 2.5%
34,000	Johnson Electric Holdings Ltd.	99,024
	Electronic Equipment, Instruments & Components – 5.3%
26,367	Kingboard Holdings Ltd.	96,453
91,000	Kingboard Laminates Holdings Ltd.	112,393
		208,846
	Food Products – 0.6%
31,228	WH Group Ltd. (b)	25,434
	Gas Utilities – 4.0%
38,467	China Gas Holdings Ltd.	154,690
	Hotels, Restaurants & Leisure – 15.3%
8,733	Galaxy Entertainment Group Ltd.	67,621
48,500	Melco International Development Ltd.	149,291
11,600	MGM China Holdings Ltd.	26,909
92,000	NagaCorp Ltd.	83,609
46,067	Shangri-La Asia Ltd.	86,666
57,334	Wynn Macau Ltd.	184,522
		598,618
	Household Durables – 4.6%
37,334	Man Wah Holdings Ltd.	29,313
27,167	Techtronic Industries Co., Ltd.	151,493
		180,806
	Industrial Conglomerates – 3.4%
3,005	CK Hutchison Holdings Ltd.	31,867
59,381	NWS Holdings Ltd.	102,783
		134,650
	Insurance – 1.9%
8,400	AIA Group Ltd.	73,448
	Paper & Forest Products – 3.0%
60,301	Lee & Man Paper Manufacturing Ltd.	61,026
Shares	Description	Value

	Paper & Forest Products (Continued)
44,501	Nine Dragons Paper Holdings Ltd.	$56,721
		117,747
	Pharmaceuticals – 5.9%
149,351	Sino Biopharmaceutical Ltd.	229,197
	Real Estate Management & Development – 31.9%
12,383	CK Asset Holdings Ltd.	98,330
9,500	Hang Lung Group Ltd.	26,639
14,300	Hang Lung Properties Ltd.	29,491
29,131	Henderson Land Development Co., Ltd.	154,091
39,442	Kerry Properties Ltd.	188,774
48,934	Shimao Property Holdings Ltd.	128,485
40,478	Sino Land Co., Ltd.	65,833
6,101	Sun Hung Kai Properties Ltd.	92,072
15,317	Swire Pacific Ltd., Class A	162,237
50,899	Wharf Holdings (The) Ltd.	163,487
20,027	Wheelock & Co., Ltd.	139,502
		1,248,941
	Semiconductors & Semiconductor Equipment – 1.9%
791,000	GCL-Poly Energy Holdings Ltd. (a)	74,607
	Textiles, Apparel & Luxury Goods – 4.7%
146,000	Li & Fung Ltd.	53,594
15,400	Samsonite International S.A. (b)	54,863
27,135	Yue Yuen Industrial Holdings Ltd.	76,609
		185,066
	Total Common Stocks	3,558,660
	(Cost $3,466,117)
REAL ESTATE INVESTMENT TRUSTS – 8.5%
	Equity Real Estate Investment Trusts – 8.5%
242,040	Champion REIT	160,731
18,894	Link REIT	172,549
	Total Real Estate Investment Trusts	333,280
	(Cost $274,304)
	Total Investments – 99.4%	3,891,940
	(Cost $3,740,421) (c)
	Net Other Assets and Liabilities – 0.6%	23,836
	Net Assets – 100.0%	$3,915,776

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $649,717 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $498,198. The net unrealized appreciation was $151,519.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,558,660	$ 3,558,660	$ —	$ —
Real Estate Investment Trusts*	333,280	333,280	—	—
Total Investments	$ 3,891,940	$ 3,891,940	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
Hong Kong	42.0%
Cayman Islands	32.8
Bermuda	23.2
Luxembourg	1.4
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.1%
	Capital Markets – 8.5%
235,621	Credit Suisse Group AG	$3,557,037
103,183	Julius Baer Group Ltd.	6,072,408
6,138	Partners Group Holding AG	4,509,134
114,264	UBS Group AG	1,768,248
66,664	Vontobel Holding AG	4,843,456
		20,750,283
	Chemicals – 7.4%
300,903	Clariant AG	7,237,715
911	Givaudan S.A.	2,071,667
63,566	Sika AG	8,819,518
		18,128,900
	Construction Materials – 3.0%
149,220	LafargeHolcim Ltd.	7,289,976
	Diversified Financial Services – 4.2%
121,297	Pargesa Holding S.A.	10,300,997
	Diversified Telecommunication Services – 6.7%
115,163	Sunrise Communications Group AG (a)	9,396,314
15,814	Swisscom AG	7,077,416
		16,473,730
	Electric Utilities – 4.7%
176,869	BKW AG	11,430,492
	Food Products – 7.4%
107,401	Aryzta AG (b)	1,615,407
5,042	Barry Callebaut AG	9,062,668
8,800	Emmi AG	7,508,836
		18,186,911
	Health Care Equipment & Supplies – 4.7%
13,468	Sonova Holding AG	2,418,746
11,909	Straumann Holding AG	9,079,365
		11,498,111
	Insurance – 13.2%
40,539	Baloise Holding AG	5,907,076
11,212	Helvetia Holding AG	6,413,812
23,767	Swiss Life Holding AG	8,279,930
89,859	Swiss Re AG	7,776,347
13,823	Zurich Insurance Group AG	4,105,165
		32,482,330
	Machinery – 15.8%
20,707	Bucher Industries AG	6,950,426
32,641	Daetwyler Holding AG	6,288,905
7,958	Georg Fischer AG	10,213,691
623,071	OC Oerlikon Corp. AG	9,557,153
54,326	SFS Group AG	5,749,131
		38,759,306
Shares	Description	Value

	Pharmaceuticals – 6.9%
24,878	Novartis AG	$1,891,160
8,316	Roche Holding AG	1,852,059
82,062	Vifor Pharma AG	13,146,659
		16,889,878
	Professional Services – 3.4%
54,994	Adecco Group AG	3,263,100
72,137	DKSH Holding AG	5,088,124
		8,351,224
	Real Estate Management & Development – 2.5%
22,197	PSP Swiss Property AG	2,062,127
45,553	Swiss Prime Site AG	4,192,826
		6,254,953
	Software – 5.1%
81,996	Temenos Group AG	12,419,873
	Specialty Retail – 0.7%
14,147	Dufry AG	1,805,696
	Textiles, Apparel & Luxury Goods – 2.6%
46,430	Cie Financiere Richemont S.A.	3,943,948
5,158	Swatch Group (The) AG	2,453,735
		6,397,683
	Transportation Infrastructure – 2.3%
27,590	Flughafen Zurich AG	5,638,913
	Total Investments – 99.1%	243,059,256
	(Cost $223,596,864) (c)
	Net Other Assets and Liabilities – 0.9%	2,123,037
	Net Assets – 100.0%	$245,182,293

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2018, the Fund received 1,263 PIK shares of Aryzta AG.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,530,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,068,469. The net unrealized appreciation was $19,462,392.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 243,059,256	$ 243,059,256	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Country Allocation†	% of Net Assets
Switzerland	99.1%
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.7%
	Australia – 4.3%
3,299	Altium Ltd.	$54,957
2,839	Atlas Arteria Ltd.	13,510
24,867	Aveo Group	44,719
54,032	Beach Energy Ltd.	70,176
2,403	Costa Group Holdings Ltd.	14,671
14,210	Genworth Mortgage Insurance Australia Ltd.	27,026
2,544	JB Hi-Fi Ltd.	42,398
20,974	Metcash Ltd.	40,512
7,529	NEXTDC Ltd. (b)	42,123
21,690	Nine Entertainment Co., Holdings Ltd.	39,808
5,227	Northern Star Resources Ltd.	28,083
9,128	OZ Minerals Ltd.	63,634
3,623	Regis Resources Ltd.	13,728
39,547	Resolute Mining Ltd.	37,315
2,242	Sandfire Resources NL	15,198
36,985	Saracen Mineral Holdings Ltd. (b)	59,942
1,502	SmartGroup Corp., Ltd.	12,972
15,857	Southern Cross Media Group Ltd.	15,373
		636,145
	Austria – 0.4%
1,272	S IMMO AG	24,837
344	Schoeller-Bleckmann Oilfield Equipment AG	41,498
		66,335
	Bermuda – 2.4%
24,000	China Water Affairs Group Ltd.	25,053
42,000	Chinese Estates Holdings Ltd.	54,604
673,997	Global Brands Group Holding Ltd. (b)	40,377
56,000	Hopson Development Holdings Ltd.	49,893
94,625	K Wah International Holdings Ltd.	54,515
17,061	Kerry Logistics Network Ltd.	23,790
235,000	Pacific Basin Shipping Ltd. (b)	64,399
56,125	PAX Global Technology Ltd.	27,685
6,750	Road King Infrastructure Ltd.	11,804
		352,120
	Canada – 8.6%
21,300	Advantage Oil & Gas Ltd. (b)	66,590
1,835	ATS Automation Tooling Systems, Inc. (b)	27,274
13,794	Baytex Energy Corp. (b)	45,852
13,778	Calfrac Well Services Ltd. (b)	58,480
11,710	Canaccord Genuity Group, Inc.	64,667
2,765	Canfor Corp. (b)	66,546
6,088	Cascades, Inc.	54,506
10,981	Centerra Gold, Inc. (b)	61,059
907	Colliers International Group, Inc.	69,006
Shares	Description	Value

	Canada (Continued)
10,731	Corus Entertainment, Inc., Class B	$40,487
3,911	Element Fleet Management Corp.	18,385
3,360	Enerplus Corp.	42,375
172	FirstService Corp.	13,082
1,583	Genworth MI Canada, Inc.	51,512
3,559	Hudbay Minerals, Inc.	19,844
12,148	IAMGOLD Corp. (b)	70,782
2,764	Interfor Corp. (b)	53,087
2,131	Martinrea International, Inc.	22,856
10,701	MEG Energy Corp. (b)	89,212
6,897	NuVista Energy Ltd. (b)	47,846
23,387	OceanGold Corp.	64,932
5,472	Paramount Resources Ltd., Class A (b)	61,977
1,120	Parkland Fuel Corp.	27,518
4,508	Peyto Exploration & Development Corp.	34,702
411	Premium Brands Holdings Corp.	35,415
2,683	Tahoe Resources, Inc.	13,204
1,913	Transcontinental, Inc., Class A	44,425
		1,265,621
	Cayman Islands – 1.4%
203,750	GCL-Poly Energy Holdings Ltd. (b)	19,218
9,500	Lee’s Pharmaceutical Holdings Ltd.	12,399
72,000	SSY Group Ltd.	79,933
14,000	Towngas China Co., Ltd.	13,579
48,000	United Laboratories International Holdings (The) Ltd.	49,985
48,000	VSTECS Holdings Ltd.	24,044
		199,158
	Denmark – 0.4%
500	Bang & Olufsen A/S (b)	10,862
1,940	NKT A/S (b)	53,062
		63,924
	Faeroe Islands – 0.3%
691	Bakkafrost P/F	38,367
	Finland – 0.7%
1,812	Cramo OYJ	42,131
9,235	Outokumpu OYJ	57,460
		99,591
	France – 0.6%
118	Fnac Darty S.A. (b)	11,224
277	Mersen S.A.	11,031
2,392	Neopost S.A.	64,303
		86,558
	Germany – 1.3%
2,612	AIXTRON SE (b)	33,858

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
1,041	Deutsche Beteiligungs AG	$41,333
5,496	Deutz AG	42,457
1,004	Kloeckner & Co., SE	10,588
123	MorphoSys AG (b)	15,082
168	Norma Group SE	11,526
607	TAG Immobilien AG	13,348
918	TLG Immobilien AG	24,485
		192,677
	Greece – 0.3%
3,231	FF Group (b) (c)	18,111
1,120	Motor Oil Hellas Corinth Refineries S.A.	22,497
3,958	Public Power Corp., S.A. (b)	8,560
		49,168
	Guernsey – 0.2%
8,121	Stobart Group Ltd.	24,651
	Hong Kong – 0.2%
4,000	Dah Sing Financial Holdings Ltd.	23,351
30,000	Shun Tak Holdings Ltd.	12,274
		35,625
	Ireland – 0.1%
4,265	Total Produce PLC	11,060
	Israel – 1.9%
7,969	Harel Insurance Investments & Financial Services Ltd.	59,709
335	Israel (The) Corp., Ltd.	71,290
1,287	Mazor Robotics Ltd. (b)	35,638
108,996	Oil Refineries Ltd.	45,794
11,474	Phoenix Holdings (The) Ltd.	59,907
468	Tower Semiconductor Ltd. (b)	10,370
		282,708
	Italy – 0.8%
1,062	Biesse S.p.A	41,522
948	El.En. SpA	30,998
17,223	Saras S.p.A	41,755
		114,275
	Japan – 39.7%
700	ADEKA Corp.	11,235
800	Aeon Fantasy Co., Ltd.	46,751
1,800	Aichi Corp.	10,551
1,200	Aichi Steel Corp.	46,227
1,200	Aisan Industry Co., Ltd.	10,123
200	Arata Corp.	12,103
800	BayCurrent Consulting, Inc.	26,771
500	Benefit One, Inc.	14,135
3,200	Bic Camera, Inc.	49,395
1,300	Bunka Shutter Co., Ltd.	11,037
1,700	Capcom Co., Ltd.	41,918
2,700	Chiyoda Corp.	23,485
Shares	Description	Value

	Japan (Continued)
3,900	CI Takiron Corp.	$21,981
3,500	Citizen Watch Co., Ltd.	23,014
2,500	CMIC Holdings Co., Ltd.	51,845
600	cocokara fine, Inc.	36,906
1,600	Colowide Co., Ltd.	42,791
1,200	Cosmo Energy Holdings Co., Ltd.	42,162
5,500	Daido Metal Co., Ltd.	56,085
700	Daido Steel Co., Ltd.	32,371
9,000	Daiho Corp.	53,651
900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,045
900	Daio Paper Corp.	12,535
600	Daiwabo Holdings Co., Ltd.	31,974
1,400	DeNA Co., Ltd.	26,264
800	Dip Corp.	20,572
1,400	Dowa Holdings Co., Ltd.	43,183
400	DyDo Group Holdings, Inc.	23,773
2,200	Eagle Industry Co., Ltd.	35,410
1,600	Exedy Corp.	49,569
1,400	Fancl Corp.	70,180
900	FCC Co., Ltd	25,403
2,100	Foster Electric Co., Ltd.	30,177
600	Fuji Pharma Co., Ltd.	10,308
600	Fuji Seal International, Inc.	21,298
1,600	Fuji Soft, Inc.	67,561
3,700	Fujikura Ltd.	23,560
300	Fukuyama Transporting Co., Ltd.	15,337
2,000	Future Corp.	24,586
200	Fuyo General Lease Co., Ltd.	13,765
600	Gakken Holdings Co., Ltd.	26,826
3,100	Geo Holdings Corp.	41,608
3,100	GMO Internet, Inc.	73,892
1,000	Goldwin, Inc.	86,709
1,100	Hamakyorex Co., Ltd.	32,290
5,000	Hazama Ando Corp.	45,522
700	Heiwa Real Estate Co., Ltd.	12,487
1,400	HIS Co., Ltd.	42,235
900	Hitachi Transport System Ltd.	23,070
2,000	Hokuetsu Corp.	10,297
3,000	Hosiden Corp.	25,254
900	IBJ Leasing Co., Ltd.	23,818
5,800	Ichikoh Industries Ltd.	69,412
1,000	Idec Corp.	23,439
4,100	Ishihara Sangyo Kaisha Ltd. (b)	38,661
1,700	Iwatani Corp.	59,269
1,300	Jafco Co., Ltd.	52,897
4,000	Japan Aviation Electronics Industry Ltd.	63,045
700	JCR Pharmaceuticals Co., Ltd.	42,551
4,000	Jeol Ltd.	41,223
700	Joshin Denki Co., Ltd.	21,939
1,000	Justsystems Corp.	20,575
3,800	JVC Kenwood Corp.	10,777
1,100	Kandenko Co., Ltd.	12,081

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,700	Kanto Denka Kogyo Co., Ltd.	$30,846
4,900	Kasai Kogyo Co., Ltd.	60,633
3,100	Keihin Corp.	62,916
1,500	Kitz Corp.	12,315
1,600	Kohnan Shoji Co., Ltd.	37,270
2,100	Kumiai Chemical Industry Co., Ltd.	16,483
700	Kura Corp.	46,534
1,100	KYB Corp.	50,075
3,400	Kyokuto Kaihatsu Kogyo Co., Ltd.	51,960
500	Kyoritsu Maintenance Co., Ltd.	27,458
1,700	Lasertec Corp.	47,907
4,500	Leopalace21 Corp.	24,671
300	Mani, Inc.	13,508
600	Maruwa Co., Ltd.	48,124
600	Maxell Holdings Ltd.	10,112
700	Megachips Corp.	18,689
900	Milbon Co., Ltd.	40,360
4,000	Mirait Holdings Corp.	61,997
4,500	Mitsubishi Logisnext Co., Ltd.	51,497
800	Mitsui E&S Holdings Co., Ltd.	10,499
300	Mixi, Inc.	7,598
1,000	Modec, Inc.	27,729
1,100	Musashi Seimitsu Industry Co., Ltd	36,413
800	NET One Systems Co., Ltd.	13,765
2,400	NHK Spring Co., Ltd.	22,631
1,800	Nihon Unisys Ltd.	45,262
1,100	Nippo Corp.	20,070
500	Nippon Carbon Co., Ltd.	28,045
19,900	Nippon Denko Co., Ltd.	56,618
1,300	Nippon Electric Glass Co., Ltd.	36,165
9,400	Nippon Light Metal Holdings Co., Ltd.	21,141
1,300	Nippon Paper Industries Co., Ltd.	20,760
500	Nippon Road (The) Co., Ltd.	25,742
200	Nippon Shokubai Co., Ltd.	14,470
3,200	Nippon Thompson Co., Ltd.	25,117
800	Nishio Rent All Co., Ltd.	25,688
700	Nissei ASB Machine Co., Ltd.	36,481
1,100	Nisshin Steel Co., Ltd.	15,191
5,400	Nissin Electric Co., Ltd.	49,798
1,100	Nittetsu Mining Co., Ltd.	51,962
2,400	Nitto Boseki Co., Ltd.	57,401
2,400	Nohmi Bosai Ltd.	51,353
900	Noritake Co., Ltd.	49,912
1,600	Noritsu Koki Co., Ltd.	27,559
1,900	NS United Kaiun Kaisha Ltd.	36,948
1,687	Okinawa Electric Power (The) Co., Inc.	35,198
2,700	Pacific Industrial Co., Ltd.	39,702
2,900	Pasona Group, Inc.	47,200
200	Pilot Corp.	11,146
Shares	Description	Value

	Japan (Continued)
6,300	Press Kogyo Co., Ltd.	$36,987
2,500	Pressance Corp.	38,658
1,200	Raito Kogyo Co., Ltd.	12,551
7,300	Rengo Co., Ltd.	64,287
400	Riken Corp.	20,955
1,000	Ryobi Ltd.	32,922
3,400	San-Ai Oil Co., Ltd.	41,949
1,800	Sangetsu Corp.	36,483
7,000	Sanken Electric Co., Ltd.	37,177
1,800	Sanshin Electronics Co., Ltd.	31,297
500	Sanyo Chemical Industries Ltd.	21,677
700	Sanyo Denki Co., Ltd.	49,885
1,500	Sanyo Special Steel Co., Ltd.	35,835
400	Sato Holdings Corp.	11,977
1,100	Shikoku Electric Power Co., Inc.	14,724
400	Shima Seiki Manufacturing Ltd.	19,112
4,600	Shinmaywa Industries Ltd.	54,096
1,100	Ship Healthcare Holdings, Inc.	41,530
2,800	Shizuoka Gas Co., Ltd.	25,695
200	SHO-BOND Holdings Co., Ltd.	13,928
3,700	Showa Corp.	60,823
11,200	SKY Perfect JSAT Holdings, Inc.	53,413
600	SMS Co., Ltd.	10,963
1,800	Sogo Medical Co., Ltd.	37,670
800	Strike Co., Ltd.	31,071
4,300	Sumitomo Mitsui Construction Co., Ltd.	29,944
500	Sumitomo Seika Chemicals Co., Ltd.	24,974
3,400	Sun Frontier Fudousan Co., Ltd.	40,260
4,800	Systena Corp.	49,077
2,100	Tachi-S Co., Ltd.	35,166
400	Taikisha Ltd.	12,157
400	Takasago International Corp.	12,808
200	TechnoPro Holdings, Inc.	12,302
1,400	T-Gaia Corp.	35,786
1,100	Toagosei Co., Ltd.	12,717
2,100	Tocalo Co., Ltd.	21,983
7,000	Toda Corp.	60,949
1,300	Toho Zinc Co., Ltd.	48,142
3,100	Tokyo Steel Manufacturing Co., Ltd.	27,552
5,800	Tokyu Construction Co., Ltd.	56,421
1,300	Topre Corp.	32,748
1,700	Topy Industries Ltd.	47,216
5,300	Tosei Corp.	56,200
2,000	Toshiba Machine Co., Ltd.	9,556
1,800	Toshiba Plant Systems & Services Corp.	41,198
700	Tosho Co., Ltd.	26,744
200	Towa Pharmaceutical Co., Ltd.	10,712
600	Toyobo Co., Ltd.	9,988
1,700	TPR Co., Ltd.	39,631
300	TS Tech Co., Ltd.	12,532
5,000	Tsubakimoto Chain Co.	39,742
3,000	Tsugami Corp.	26,636

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,000	UACJ Corp.	$21,569
1,300	Ube Industries Ltd.	33,805
2,800	Unipres Corp.	54,905
2,400	Uzabase, Inc. (b)	70,993
900	Valor Holdings Co., Ltd.	20,542
900	Yaoko Co., Ltd.	49,668
400	Yellow Hat Ltd.	11,832
1,300	Yoshinoya Holdings Co., Ltd.	25,938
7,900	Yurtec Corp.	64,861
		5,821,752
	Luxembourg – 0.4%
1,119	ADO Properties S.A. (d)	60,843
	Netherlands – 0.0%
1,590	SRH N.V. (b) (c) (e)	0
	Norway – 1.6%
2,331	Atea ASA	33,601
31,999	DNO ASA (b)	59,210
4,627	Entra ASA (d)	63,175
2,119	Nordic Semiconductor ASA (b)	13,582
66,067	REC Silicon ASA (b)	7,431
1,808	Tomra Systems ASA	37,961
3,587	Wallenius Wilhelmsen Logistics (b)	16,736
		231,696
	Singapore – 1.0%
17,900	Best World International Ltd.	16,291
67,000	Chip Eng Seng Corp., Ltd.	41,306
35,900	Hi-P International Ltd.	31,355
56,400	UMS Holdings Ltd.	34,357
19,500	Yanlord Land Group Ltd.	22,756
		146,065
	South Korea – 19.3%
920	AK Holdings, Inc.	62,241
8,448	Asiana Airlines, Inc. (b)	31,382
1,024	BGF Co., Ltd.	9,923
159	BGF retail Co., Ltd.	27,820
1,599	CJ Hello Co., Ltd.	15,495
721	Daelim Industrial Co., Ltd.	49,490
269	Daewoong Pharmaceutical Co., Ltd.	47,307
2,445	Daou Technology, Inc.	50,787
4,549	DB HiTek Co., Ltd.	80,000
175	Dongwon Industries Co., Ltd.	53,701
5,551	Doosan Infracore Co., Ltd. (b)	48,014
927	Douzone Bizon Co., Ltd.	51,569
3,090	Fila Korea Ltd.	93,296
505	Genexine Co., Ltd. (b)	42,185
213	Green Cross LabCell Corp.	9,059
447	Hana Tour Service, Inc.	35,054
3,210	Hanjin Kal Corp.	48,676
Shares	Description	Value

	South Korea (Continued)
1,439	Hankook Tire Worldwide Co., Ltd.	$22,595
13,156	Hanwha Investment & Securities Co., Ltd. (b)	30,691
1,022	HDC Holdings Co., Ltd.	26,226
545	Huchems Fine Chemical Corp.	14,304
953	Huons Global Co., Ltd.	50,964
435	Hyundai Department Store Co., Ltd.	45,081
842	Hyundai Elevator Co., Ltd.	67,692
252	Hyundai Home Shopping Network Corp.	25,437
2,673	Il Dong Pharmaceutical Co., Ltd.	51,206
1,065	InBody Co., Ltd.	30,627
2,164	IS Dongseo Co., Ltd.	53,882
2,168	JB Financial Group Co., Ltd.	10,835
8,536	Jcontentree Corp. (b)	53,766
3,195	Kginicis Co., Ltd.	62,352
495	KIWOOM Securities Co., Ltd.	48,190
538	Koh Young Technology, Inc.	49,238
1,001	Korea Electric Terminal Co., Ltd.	39,429
1,385	Korea Kolmar Holdings Co., Ltd.	55,736
1,488	Korea Line Corp. (b)	29,840
180	Korea Petro Chemical Ind. Co., Ltd.	40,458
22,552	Korea Real Estate Investment & Trust Co., Ltd.	54,938
1,191	Korean Air Lines Co., Ltd.	30,189
5,499	KT Skylife Co., Ltd.	67,597
557	Kumho Petrochemical Co., Ltd.	58,224
229	LEENO Industrial, Inc.	12,945
1,445	LF Corp.	36,433
343	LG Hausys Ltd.	21,359
380	LOTTE Fine Chemical Co., Ltd.	22,162
81	Lotte Food Co., Ltd.	61,922
559	LOTTE Himart Co., Ltd.	39,524
180	LS Corp.	12,113
377	Medipost Co., Ltd. (b)	30,816
2,668	Mirae Asset Life Insurance Co., Ltd.	13,286
1,364	Modetour Network, Inc.	33,289
3,780	Namhae Chemical Corp.	52,232
3,208	Nexen Tire Corp.	29,504
1,709	Poongsan Corp.	52,213
848	POSCO Chemtech Co., Ltd.	33,517
2,930	Posco Daewoo Corp.	56,260
1,032	S&T Motiv Co., Ltd.	30,557
2,080	Seah Besteel Corp.	40,032
1,163	SFA Engineering Corp.	34,175
140	SK Gas Ltd.	11,795
3,233	SL Corp.	52,651
587	SM Entertainment Co., Ltd. (b)	22,095
1,771	Songwon Industrial Co., Ltd.	36,389
43	Taekwang Industrial Co., Ltd.	53,591

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
6,212	Taeyoung Engineering & Construction Co., Ltd.	$77,197
2,211	Toptec Co., Ltd. (b)	48,406
9,128	Wonik Holdings Co., Ltd. (b)	46,602
3,050	Y G-1 Co., Ltd.	38,313
73	Young Poong Corp.	52,531
		2,827,405
	Spain – 1.4%
731	Construcciones y Auxiliar de Ferrocarriles S.A.	35,085
8,363	Ence Energia y Celulosa S.A.	74,224
533	Let’s GOWEX S.A. (b) (c) (e) (f)	0
1,603	NH Hotel Group S.A.	11,850
3,614	Papeles y Cartones de Europa S.A.	71,578
112	Vidrala S.A.	10,673
		203,410
	Sweden – 1.3%
4,163	Hemfosa Fastigheter AB	48,710
556	JM AB	9,932
7,565	Kungsleden AB	52,197
21,299	SAS AB (b)	40,877
3,270	Wihlborgs Fastigheter AB	37,838
		189,554
	Switzerland – 1.0%
21	Conzzeta AG	24,174
796	Implenia AG	60,767
1,039	Swissquote Group Holding S.A.	57,600
		142,541
	United Kingdom – 4.1%
2,571	Blue Prism Group PLC (b)	61,890
21,782	Cairn Energy PLC (b)	71,867
3,909	Computacenter PLC	74,598
3,950	Crest Nicholson Holdings PLC	20,320
9,621	Dixons Carphone PLC	23,693
21,862	Firstgroup PLC (b)	24,092
3,807	Greene King PLC	28,920
4,009	Hunting PLC (b)	41,057
3,095	Keller Group PLC	41,418
17,788	Marston’s PLC	23,358
13,283	Northgate PLC	71,313
3,345	Pagegroup PLC	24,876
4,350	QinetiQ Group PLC	15,483
1,507	Redrow PLC	10,601
7,956	Saga PLC	13,188
8,956	Senior PLC	35,908
3,320	Sole Realisation Co., PLC (b) (c) (e)	0
Shares	Description	Value

	United Kingdom (Continued)
15,185	Thomas Cook Group PLC	$21,584
		604,166
	Total Common Stocks	13,745,415
	(Cost $14,059,875)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.7%
	Australia – 1.9%
21,738	BWP Trust	52,283
24,867	Growthpoint Properties Australia Ltd.	66,434
19,040	Investa Office Fund	73,694
41,815	National Storage REIT	50,905
24,618	Viva Energy REIT	40,992
		284,308
	Canada – 0.7%
1,180	Dream Global Real Estate Investment Trust	12,889
1,278	Granite Real Estate Investment Trust	52,125
1,887	Northview Apartment Real Estate Investment Trust	37,722
		102,736
	Germany – 0.2%
1,608	alstria Office REIT-AG	24,167
	Ireland – 0.7%
27,044	Green REIT PLC	46,741
35,444	Hibernia REIT PLC	62,087
		108,828
	Israel – 0.2%
6,143	Reit 1 Ltd.	24,349
	Netherlands – 0.2%
528	Vastned Retail N.V.	24,911
	Spain – 0.6%
1,777	Hispania Activos Inmobiliarios Socimi S.A.	37,831
4,199	Lar Espana Real Estate Socimi S.A.	46,878
		84,709
	United Kingdom – 1.2%
28,132	Hansteen Holdings PLC	38,687
10,072	LondonMetric Property PLC	24,591
8,144	Primary Health Properties PLC	12,532
24,876	Tritax Big Box REIT PLC	51,182

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom (Continued)
3,619	Workspace Group PLC	$51,583
		178,575
	Total Real Estate Investment Trusts	832,583
	(Cost $800,792)
	Total Investments – 99.4%	14,577,998
	(Cost $14,860,667) (g)
	Net Other Assets and Liabilities – 0.6%	87,295
	Net Assets – 100.0%	$14,665,293

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $18,111 or 0.1% of net assets.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,050,193 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,332,862. The net unrealized depreciation was $282,669.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 49,168	$ 31,057	$ 18,111	$ —
Netherlands	—**	—	—	—**
Spain	203,410	203,410	—	—**
United Kingdom	604,166	604,166	—	—**
Other Country Categories*	12,888,671	12,888,671	—	—
Real Estate Investment Trusts*	832,583	832,583	—	—
Total Investments	$ 14,577,998	$ 14,559,887	$ 18,111	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of June 30, 2018, the Fund transferred a common stock valued at $8,907 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of the security being halted on the primary exchange. Previously, this common stock was valued based on quoted prices.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)
Common Stocks	(12,083)
Net Change in Unrealized Appreciation/Depreciation
Common Stocks	12,193
Purchases	—
Sales
Common Stocks	110
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—**
Total Level 3 holdings	$—**
**Investment is valued at $0.

Currency Exposure Diversification	% of Total Investments
JPY	39.9%
KRW	19.4
CAD	9.4
EUR	7.7
AUD	6.3
GBP	5.6
HKD	4.0
ILS	2.1
NOK	1.9
SEK	1.3
SGD	1.0
CHF	1.0
DKK	0.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Bermuda – 2.8%
3,064,755	COSCO SHIPPING Ports Ltd.	$2,554,744
1,616,155	Luye Pharma Group Ltd.	1,658,260
4,180,514	Sinopec Kantons Holdings Ltd.	1,976,867
2,008,750	Yuexiu Transport Infrastructure Ltd.	1,464,522
		7,654,393
	Brazil – 5.0%
84,515	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	321,640
106,898	Cia de Saneamento de Minas Gerais-Copasa	1,131,383
262,748	Cia Paranaense de Energia, Class B (Preference Shares)	1,486,018
28,249	CVC Brasil Operadora e Agencia de Viagens S.A.	329,447
395,640	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (b)	1,063,683
65,456	Iochpe-Maxion S.A.	353,141
719,806	Metalurgica Gerdau S.A. (Preference Shares)	1,147,752
602,696	QGEP Participacoes S.A.	2,301,464
794,047	Randon SA Implementos e Participacoes (Preference Shares)	1,264,083
198,344	SLC Agricola S.A.	2,607,911
234,143	Sul America S.A.	1,104,337
211,674	Tegma Gestao Logistica S.A.	841,617
		13,952,476
	Cayman Islands – 15.5%
1,907,795	Chaowei Power Holdings Ltd. (c)	972,670
2,244,602	China Aoyuan Property Group Ltd.	1,645,057
4,021,272	China Harmony New Energy Auto Holding Ltd. (c)	1,727,298
3,388,522	China Lesso Group Holdings Ltd.	2,150,867
11,550	China Metal Recycling Holdings Ltd. (b) (d) (e)	0
4,953,963	China Overseas Property Holdings Ltd.	1,641,723
2,988,913	China SCE Property Holdings Ltd.	1,417,197
152,615	China Shanshui Cement Group Ltd. (b) (d) (e)	9,726
2,298,570	Chinasoft International Ltd.	1,793,011
2,151,855	CIMC Enric Holdings Ltd.	2,048,837
1,097,655	Colour Life Services Group Co., Ltd.	1,105,266
2,672,040	Dongyue Group Ltd.	2,247,816
5,322,570	Fantasia Holdings Group Co., Ltd.	888,723
Shares	Description	Value

	Cayman Islands (Continued)
519,850	Fu Shou Yuan International Group Ltd.	$586,402
4,350,170	Fufeng Group Ltd.	1,957,288
166,983	General Interface Solution Holding Ltd.	1,084,430
5,379,692	Greenland Hong Kong Holdings Ltd.	1,995,374
762,051	Greentown China Holdings Ltd. (c)	1,021,818
1,535,995	Kingdee International Software Group Co., Ltd.	1,572,097
503,098	Li Ning Co., Ltd. (b)	554,680
3,918,126	Powerlong Real Estate Holdings Ltd.	2,112,480
1,930,695	Redco Group (f)	984,345
4,921,360	SOHO China Ltd.	2,339,741
1,741,306	Tianneng Power International Ltd.	2,712,190
620,175	TPK Holding Co., Ltd.	1,309,978
6,105,963	Xingda International Holdings Ltd.	1,790,012
1,334,950	Yihai International Holding Ltd.	2,545,484
3,780,506	Yuzhou Properties Co., Ltd.	2,221,389
218,124	Zhen Ding Technology Holding Ltd.	482,200
		42,918,099
	Chile – 0.3%
1,831,661	AES Gener S.A.	453,854
44,635	CAP S.A.	443,887
		897,741
	China – 4.4%
1,326,335	Bank of Chongqing Co., Ltd., Class H	843,582
7,355,539	China Suntien Green Energy Corp., Ltd., Class H	2,128,209
6,037,120	Huadian Fuxin Energy Corp., Ltd., Class H	1,415,864
1,527,488	Huaxin Cement Co., Ltd., Class B	2,065,164
5,041,218	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	2,043,320
3,754,697	Sinotrans Ltd., Class H	1,981,295
335,635	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (f)	1,717,618
		12,195,052
	Egypt – 4.3%
4,458,971	Alexandria Mineral Oils Co.	2,898,705
1,412,177	Egyptian Financial Group-Hermes Holding Co. (b)	1,821,858
198,304	ElSewedy Electric Co.	2,206,063

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Egypt (Continued)
5,335,057	Palm Hills Developments SAE (b)	$1,318,108
918,220	Sidi Kerir Petrochemicals Co.	1,322,155
1,339,333	Six of October Development & Investment (b)	1,778,041
794,356	Talaat Moustafa Group	519,506
		11,864,436
	Hong Kong – 3.9%
2,345,404	China Agri-Industries Holdings Ltd.	896,835
4,005,770	China Power International Development Ltd.	924,141
11,428,462	China South City Holdings Ltd.	2,228,707
5,346,110	CITIC Telecom International Holdings Ltd.	1,403,715
2,095,648	Poly Property Group Co., Ltd.	865,441
593,207	Shanghai Industrial Holdings Ltd.	1,382,154
6,067,496	Shougang Fushan Resources Group Ltd.	1,446,189
8,745,993	Yuexiu Property Co., Ltd.	1,672,146
		10,819,328
	Hungary – 0.6%
1,154,047	Magyar Telekom Telecommunications PLC	1,645,128
	India – 2.4%
429,911	Adani Enterprises Ltd.	707,472
767,192	Jindal Steel & Power Ltd. (b)	2,492,548
28,912	Jubilant Foodworks Ltd.	588,557
202,374	Radico Khaitan Ltd.	1,219,886
235,924	Reliance Infrastructure Ltd.	1,347,916
107,618	Sterlite Technologies Ltd.	432,027
		6,788,406
	Indonesia – 5.0%
18,314,654	Aneka Tambang Tbk	1,137,477
7,241,763	Bukit Asam Tbk PT	2,006,267
15,948,153	Bumi Serpong Damai Tbk PT	1,741,721
26,530,573	Global Mediacom Tbk PT	1,027,527
7,827,488	Harum Energy Tbk PT	1,354,652
996,061	Indo Tambangraya Megah Tbk PT	1,555,259
23,460,919	Medco Energi Internasional Tbk PT (b)	1,579,887
16,440,759	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,135,824
14,632,840	Timah Tbk PT	827,118
11,493,004	Waskita Karya Persero Tbk PT	1,543,896
		13,909,628
	Jersey – 0.5%
8,144,868	West China Cement Ltd.	1,297,681
Shares	Description	Value

	Malaysia – 2.2%
4,085,200	DRB-Hicom Bhd	$1,982,174
3,658,300	Sapura Energy Bhd (b)	579,605
1,576,800	Supermax Corp. Bhd	1,627,740
3,268,400	Unisem M Bhd	1,869,044
		6,058,563
	Mexico – 2.8%
1,394,413	Corp Inmobiliaria Vesta S.A.B. de CV	1,825,493
1,419,120	Gentera S.A.B. de C.V.	1,250,468
560,239	Megacable Holdings S.A.B. de C.V.	2,308,347
934,898	Qualitas Controladora S.A.B. de CV	2,305,205
		7,689,513
	Philippines – 0.5%
5,626,100	Bloomberry Resorts Corp.	1,027,863
887,100	Semirara Mining & Power Corp.	503,661
		1,531,524
	Poland – 4.9%
156,938	Asseco Poland S.A.	1,677,625
957,469	Enea S.A.	2,336,381
916,703	Energa S.A.	2,187,958
167,195	Grupa Lotos S.A.	2,540,745
108,880	Jastrzebska Spolka Weglowa S.A. (b)	2,229,545
304,408	Orange Polska S.A.	377,092
3,632,864	Tauron Polska Energia S.A. (b)	2,221,045
		13,570,391
	Russia – 0.1%
2,501,128	Sistema PJSFC	350,868
	South Africa – 3.7%
301,161	African Rainbow Minerals Ltd.	2,395,237
58,568	Astral Foods Ltd.	1,218,667
1,893,782	Blue Label Telecoms Ltd.	1,434,401
426,101	EOH Holdings Ltd.	1,005,806
97,285	Liberty Holdings Ltd.	824,946
75,395	Massmart Holdings Ltd.	613,493
555,730	MMI Holdings Ltd.	715,856
576,822	Telkom S.A. SOC Ltd.	2,062,136
		10,270,542
	Taiwan – 22.6%
1,209,573	Acer, Inc.	987,860
351,143	Career Technology MFG. Co., Ltd.	722,130
733,122	Cheng Uei Precision Industry Co., Ltd.	781,490
6,060,067	China Petrochemical Development Corp. (b)	2,583,954
311,156	China Synthetic Rubber Corp.	477,116
583,651	Chin-Poon Industrial Co., Ltd.	738,932
3,150,729	ChipMOS Technologies, Inc.	2,382,023

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
174,749	Chroma ATE, Inc.	$939,988
5,182,403	Chung Hung Steel Corp. (b)	2,150,234
509,455	Compeq Manufacturing Co., Ltd.	540,560
2,433,076	CSBC Corp. Taiwan	1,424,485
31,374	Ennoconn Corp.	455,352
1,008,649	Eva Airways Corp.	487,973
2,985,894	Evergreen Marine Corp. Taiwan Ltd. (b)	1,273,156
300,585	FLEXium Interconnect, Inc.	926,743
467,468	Formosa Taffeta Co., Ltd.	511,342
1,136,831	Gigabyte Technology Co., Ltd.	2,513,158
189,639	Global Unichip Corp.	1,701,175
1,961,361	Grand Pacific Petrochemical	1,884,903
538,669	Greatek Electronics, Inc.	955,836
7,403,431	HannStar Display Corp.	2,212,154
226,858	Holy Stone Enterprise Co., Ltd.	1,822,989
1,917,579	Hung Sheng Construction Ltd.	2,569,267
210,191	ITEQ Corp.	490,171
496,828	King Yuan Electronics Co., Ltd.	452,203
338,109	LCY Chemical Corp.	522,880
464,577	Long Chen Paper Co., Ltd.	396,182
140,132	Lotes Co., Ltd.	903,158
300,585	Macronix International (b)	427,879
471,623	Micro-Star International Co., Ltd.	1,457,169
1,329,999	Mitac Holdings Corp.	1,441,739
164,374	momo.com, Inc.	1,164,530
445,963	Nan Ya Printed Circuit Board Corp., Class B	407,369
211,079	Nuvoton Technology Corp.	436,164
499,307	Oriental Union Chemical Corp.	538,800
607,229	Pan Jit International, Inc.	1,135,250
881,469	Ruentex Development Co., Ltd. (g)	1,017,686
266,471	Ruentex Industries Ltd.	543,631
823,502	Sigurd Microelectronics Corp.	1,025,039
689,403	Synnex Technology International Corp., Class C	1,040,148
2,591,209	TA Chen Stainless Pipe	3,080,877
268,370	Taiwan Hon Chuan Enterprise Co., Ltd.	472,685
1,338,881	Tatung Co., Ltd. (b)	1,190,077
286,809	Tong Yang Industry Co., Ltd.	441,664
797,289	Unimicron Technology Corp.	426,253
2,379,251	UPC Technology Corp.	1,599,772
2,547,291	Walsin Lihwa Corp.	1,729,469
378,883	Walsin Technology Corp.	5,182,092
1,537,491	Winbond Electronics Corp.	983,357
324,602	WT Microelectronics Co., Ltd.	473,246
2,321,071	YFY Inc.	917,359
2,745,012	Yieh Phui Enterprise Co., Ltd.	931,855
1,329,999	Yulon Motor Co., Ltd.	920,445
		62,791,969
Shares	Description	Value

	Thailand – 6.3%
4,081,100	AP Thailand PCL	$1,003,953
1,333,400	Bangchak Corp. PCL	1,287,920
756,000	Beauty Community PCL	278,394
4,240,900	Com7 PCL, Class F	2,124,930
3,663,800	Esso Thailand PCL	1,282,828
4,764,700	GFPT PCL	1,725,820
1,998,900	Hana Microelectronics PCL	1,991,057
157,400	Krungthai Card PCL (b)	1,672,345
1,505,800	Pruksa Holding PCL	863,574
1,811,018	Siam Future Development PCL	429,112
5,558,000	Siamgas & Petrochemicals PCL	1,543,423
739,900	SPCG PCL	431,032
2,249,300	Supalai PCL	1,595,489
931,200	Tipco Asphalt PCL	385,072
4,132,900	VGI Global Media PCL	960,559
		17,575,508
	Turkey – 9.1%
615,396	Aksa Akrilik Kimya Sanayii A.S.	1,537,870
1,370,400	Aksa Enerji Uretim A.S. (b)	1,249,927
3,038,547	Anadolu Cam Sanayii A.S.	1,904,941
564,448	Aygaz A.S.	1,342,973
7,506,996	Dogan Sirketler Grubu Holding A.S. (b)	1,585,116
2,578,159	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (b)	2,474,979
286,305	Pegasus Hava Tasimaciligi A.S. (b)	1,534,406
752,544	Petkim Petrokimya Holding A.S.	792,867
1,479,644	Soda Sanayii A.S.	1,996,973
256,526	TAV Havalimanlari Holding A.S.	1,253,076
479,034	Tekfen Holding A.S.	1,809,210
1,589,029	Trakya Cam Sanayii A.S.	1,435,500
684,437	Turkiye Halk Bankasi A.S.	1,102,525
1,582,873	Turkiye Sise ve Cam Fabrikalari A.S.	1,457,504
91,973	Ulker Biskuvi Sanayi A.S.	360,977
874,857	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	1,700,637
4,980,253	Zorlu Enerji Elektrik Uretim A.S. (b)	1,777,945
		25,317,426
	Total Common Stocks	269,098,672
	(Cost $283,873,759)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	South Africa – 1.9%
1,909,772	Fortress REIT Ltd.	2,144,012
56,434	Hyprop Investments Ltd.	421,028
680,640	Resilient REIT Ltd.	2,791,034
		5,356,074

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Turkey – 0.7%
4,035,385	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	$1,783,217
	Total Real Estate Investment Trusts	7,139,291
	(Cost $9,728,405)
MONEY MARKET FUNDS – 0.0%
117,009	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (h) (i)	117,009
	(Cost $117,009)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$1,160,361	BNP Paribas S.A., 2.10% (h), dated 6/29/18, due 7/2/18, with a maturity value of $1,160,564. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $1,195,908. (i)	1,160,361
370,986	JPMorgan Chase & Co., 2.05% (h), dated 6/29/18, due 7/2/18, with a maturity value of $371,049. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $380,262. (i)	370,986
	Total Repurchase Agreements	1,531,347
	(Cost $1,531,347)
	Total Investments – 100.1%	277,886,319
	(Cost $295,250,520) (j)
	Net Other Assets and Liabilities – (0.1)%	(326,399)
	Net Assets – 100.0%	$277,559,920

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,543,712 and the total value of the collateral held by the Fund is $1,648,356.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $9,726 or 0.0% of net assets.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2018.
(h)	Rate shown reflects yield as of June 30, 2018.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,458,047 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,822,248. The net unrealized depreciation was $17,364,201.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 42,918,099	$ 42,908,373	$ —	$ 9,726
Other Country Categories*	226,180,573	226,180,573	—	—
Real Estate Investment Trusts*	7,139,291	7,139,291	—	—
Money Market Funds	117,009	117,009	—	—
Repurchase Agreements	1,531,347	—	1,531,347	—
Total Investments	$ 277,886,319	$ 276,345,246	$ 1,531,347	$ 9,726

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
Asset Type	Fair Value at 6/30/18	Valuation Technique	Unobservable Inputs	Amount	Impact to Valuation from an Increase to Input (a)
Equities	$9,726	Expected Distribution	Recovery Rate	25%—75%	Increase
(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$11,781
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales
Common Stocks	(2,055)
Transfers In	—
Transfers Out	—
Ending Balance at June 30, 2018
Common Stocks	—
Total Level 3 holdings	$9,726

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,543,712
Non-cash Collateral (2)	(1,543,712)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,531,347
Non-cash Collateral (4)	(1,531,347)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
HKD	25.2%
TWD	23.6
TRY	9.8
THB	5.7
ZAR	5.6
BRL	5.0
IDR	5.0
PLN	4.9
EGP	4.3
MXN	2.8
INR	2.4
MYR	2.2
USD	1.9
HUF	0.6
PHP	0.6
CLP	0.3
RUB	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.6%
	Austria – 5.1%
5,432	CA Immobilien Anlagen AG	$181,043
7,500	Lenzing AG	905,629
4,666	Raiffeisen Bank International AG	143,253
38,091	Telekom Austria AG	317,606
62,496	UNIQA Insurance Group AG	575,105
18,739	Verbund AG	606,170
21,694	Vienna Insurance Group AG Wiener Versicherung Gruppe	591,808
13,851	voestalpine AG	638,112
		3,958,726
	Belgium – 4.2%
2,666	Cie d’Enterprise CFE	330,016
2,902	Elia System Operator S.A./N.V.	180,631
14,697	KBC Ancora	788,132
11,686	Proximus S.A.D.P.	263,522
2,140	Sofina S.A.	369,866
2,613	Solvay S.A.	330,016
17,169	Umicore S.A.	985,455
		3,247,638
	Finland – 6.2%
17,640	Amer Sports OYJ	556,612
16,895	Fortum OYJ	403,281
3,166	Kesko OYJ, Class B	193,736
8,366	Konecranes OYJ	345,265
90,382	Metsa Board OYJ	1,022,761
13,022	Neste OYJ	1,021,917
39,508	Stora Enso OYJ, Class R	773,263
14,692	UPM-Kymmene OYJ	525,357
		4,842,192
	France – 21.4%
833	Aeroports de Paris	188,427
4,027	Alstom S.A.	185,100
3,768	Alten S.A.	388,544
2,781	Arkema S.A.	329,312
102,133	Bollore S.A.	475,175
3,621	Bouygues S.A.	156,078
3,703	Casino Guichard Perrachon S.A.	143,785
3,439	Cie de Saint-Gobain	153,695
4,918	Cie Generale des Etablissements Michelin SCA	599,020
15,158	Cie Plastic Omnium S.A.	640,972
7,191	CNP Assurances	163,670
2,671	Dassault Systemes SE	374,303
20,880	Edenred	659,822
1,594	Eiffage S.A.	173,452
50,140	Electricite de France S.A.	689,760
21,750	Engie S.A.	333,497
6,593	Eramet	867,712
4,141	Eurazeo S.A.	314,089
27,468	Eutelsat Communications S.A.	569,850
11,215	Faurecia S.A.	800,481
4,674	Ipsen S.A.	733,322
1,223	Kering S.A.	690,687
Shares	Description	Value

	France (Continued)
589	LVMH Moet Hennessy Louis Vuitton SE	$196,170
10,694	Orange S.A.	179,147
1,428	Orpea	190,609
30,161	Peugeot S.A.	688,943
7,483	Renault S.A. (b)	636,436
2,513	Rubis SCA	157,005
5,143	Safran S.A.	624,924
1,900	SEB S.A.	331,935
5,470	Societe BIC S.A.	507,197
6,676	Societe Generale S.A.	281,561
1,779	Sopra Steria Group	362,734
2,340	Teleperformance	413,450
9,587	TOTAL S.A.	584,527
4,019	Trigano S.A.	714,334
8,606	Ubisoft Entertainment S.A. (c)	944,507
2,748	Valeo S.A.	150,251
		16,594,483
	Germany – 24.2%
750	Adidas AG	163,740
10,795	Aurubis AG	825,719
6,503	Axel Springer SE	470,461
5,362	BASF SE	512,899
6,424	Bayer AG	707,809
8,361	Bayerische Motoren Werke AG	757,977
6,721	Bechtle AG	518,805
657	Continental AG	150,035
8,549	Daimler AG	550,392
1,333	Deutsche Boerse AG	177,695
28,414	Deutsche Lufthansa AG	683,546
19,448	Deutsche Wohnen SE	940,251
17,897	Freenet AG	474,224
5,136	GRENKE AG	586,887
2,692	Hannover Rueck SE	335,749
1,848	HeidelbergCement AG	155,555
11,042	Hella GmbH & Co., KGaA	618,953
2,915	HOCHTIEF AG	526,960
3,893	KION Group AG	280,231
8,069	LEG Immobilien AG	877,091
3,785	Merck KGaA	369,611
6,480	Nemetschek SE	780,193
10,919	Porsche Automobil Holding SE (Preference Shares)	695,706
90	Puma SE	52,656
6,390	Rheinmetall AG	705,630
30,838	RWE AG	703,146
3,896	Sartorius AG	582,823
8,371	Sixt SE	937,974
32,069	Suedzucker AG	510,820
12,514	Talanx AG	457,121
2,885	United Internet AG	165,288
3,654	Volkswagen AG (Preference Shares)	606,873
14,650	Vonovia SE	697,333
6,147	Wirecard AG	990,269

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
3,329	Zalando SE (c) (d)	$186,100
		18,756,522
	Ireland – 1.9%
16,041	CRH PLC	568,537
22,390	Smurfit Kappa Group PLC	907,302
		1,475,839
	Italy – 11.5%
10,698	ACEA S.p.A.	159,162
40,806	Amplifon S.p.A.	846,322
209,319	Banco BPM S.p.A. (c)	614,040
29,660	Enel S.p.A.	164,768
30,952	Eni S.p.A.	574,934
23,311	ERG SpA	509,879
30,183	FinecoBank Banca Fineco S.p.A.	340,916
247,836	Hera S.p.A.	772,759
10,737	Interpump Group S.p.A.	334,030
99,822	Intesa Sanpaolo S.p.A.	289,857
289,271	Iren S.p.A	739,805
19,083	Moncler S.p.A.	869,120
99,335	Poste Italiane S.p.A. (b) (d)	831,744
29,229	Societa Iniziative Autostradali e Servizi S.p.A.	440,324
764,787	Telecom Italia S.p.A. (c)	569,274
26,032	UniCredit S.p.A.	434,601
119,170	Unione di Banche Italiane S.p.A.	458,137
		8,949,672
	Luxembourg – 3.4%
18,982	APERAM S.A.	815,974
28,680	ArcelorMittal	840,997
37,954	Grand City Properties S.A.	985,736
		2,642,707
	Multinational – 0.9%
3,176	Unibail-Rodamco-Westfield	699,319
	Netherlands – 7.9%
80,759	Aegon N.V.	484,378
4,715	Airbus SE	552,049
12,438	ASM International N.V.	687,909
2,761	ASML Holding N.V.	547,163
17,750	BE Semiconductor Industries N.V.	480,485
12,388	Boskalis Westminster (b)	360,944
2,482	Euronext N.V. (d)	157,822
38,305	Koninklijke Ahold Delhaize N.V.	917,242
7,312	Koninklijke DSM N.V.	735,375
12,271	NN Group N.V.	499,260
5,519	Randstad N.V.	324,961
16,393	STMicroelectronics N.V.	366,316
		6,113,904
	Portugal – 1.4%
143,212	EDP - Energias de Portugal S.A.	568,626
Shares	Description	Value

	Portugal (Continued)
9,632	Galp Energia SGPS S.A.	$183,740
61,576	Navigator (The) Co., S.A.	366,733
		1,119,099
	Spain – 6.5%
7,165	Acciona S.A.	593,408
25,987	Acerinox S.A.	344,142
6,796	Cellnex Telecom S.A. (d)	171,426
25,416	CIE Automotive S.A.	750,331
14,270	Ebro Foods S.A.	333,123
13,263	Enagas S.A.	387,833
8,242	Endesa S.A. (b)	181,865
7,602	Gas Natural SDG S.A.	201,344
16,700	Global Dominion Access S.A. (c) (d)	90,588
49,368	Iberdrola S.A.	381,886
72,194	Mediaset Espana Comunicacion S.A.	608,873
8,811	Red Electrica Corp. S.A.	179,449
40,905	Repsol S.A.	800,845
		5,025,113
	Total Common Stocks	73,425,214
	(Cost $75,037,799)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.1%
	France – 2.9%
6,577	Covivio	684,344
5,224	Gecina S.A.	874,214
18,005	Klepierre S.A.	678,096
		2,236,654
	Spain – 2.2%
78,411	Inmobiliaria Colonial Socimi S.A.	866,694
59,249	Merlin Properties Socimi S.A.	861,774
		1,728,468
	Total Real Estate Investment Trusts	3,965,122
	(Cost $3,864,937)
RIGHTS – 0.0%
	Italy – 0.0%
100,857	Intesa Sanpaolo S.p.A., expiring 07/17/18 (c) (e)	0
	(Cost $0)
MONEY MARKET FUNDS – 0.1%
29,714	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (f) (g)	29,714
	(Cost $29,714)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$294,668	BNP Paribas S.A., 2.10% (f), dated 6/29/18, due 7/2/18, with a maturity value of $294,720. Collateralized by U.S. Treasury Notes, interest rate of 2.75%, due 2/15/19. The value of the collateral including accrued interest is $303,695. (g)	$294,668
94,210	JPMorgan Chase & Co., 2.05% (f), dated 6/29/18, due 7/2/18, with a maturity value of $94,226. Collateralized by U.S. Treasury Notes, interest rate of 1.625% to 1.750%, due 3/15/20 to 5/15/23. The value of the collateral including accrued interest is $96,566. (g)	94,210
	Total Repurchase Agreements	388,878
	(Cost $388,878)
	Total Investments – 100.3%	77,808,928
	(Cost $79,321,328) (h)
	Net Other Assets and Liabilities – (0.3)%	(195,362)
	Net Assets – 100.0%	$77,613,566

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $401,273 and the total value of the collateral held by the Fund is $418,592.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Rate shown reflects yield as of June 30, 2018.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,999,482 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,511,882. The net unrealized depreciation was $1,512,400.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,425,214	$ 73,425,214	$ —	$ —
Real Estate Investment Trusts*	3,965,122	3,965,122	—	—
Rights*	—**	—	—**	—
Money Market Funds	29,714	29,714	—	—
Repurchase Agreements	388,878	—	388,878	—
Total Investments	$ 77,808,928	$ 77,420,050	$ 388,878	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$401,273
Non-cash Collateral (2)	(401,273)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$388,878
Non-cash Collateral (4)	(388,878)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2018 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 52,631,157	$ 924,182,343	$ 11,523,274	$ 6,814,623
Cash	31,619	10,250,977	30,048	21,391
Foreign currency	1	126,161	4,123	4,440
Receivables:
Dividends	138,139	2,185,162	58,532	52,515
Dividend reclaims	—	1,512,189	—	—
Securities lending income	811	102,129	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	890	—
Total Assets	52,801,727	938,358,961	11,616,867	6,892,969
LIABILITIES:
Due to custodian	—	—	—	—
Payables:
Collateral for securities on loan	292,162	12,630,859	—	—
Investment advisory fees	39,407	612,781	10,294	4,979
Investment securities purchased	—	9,411,157	—	—
Fund shares redeemed	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	331,569	22,654,797	10,294	4,979
NET ASSETS	$52,470,158	$915,704,164	$11,606,573	$6,887,990
NET ASSETS consist of:
Paid-in capital	$ 56,976,273	$ 947,312,080	$ 18,734,118	$ 6,406,099
Par value	16,000	238,000	6,500	6,000
Accumulated net investment income (loss)	(619,284)	(677,343)	7,356	(7,412)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,132,860)	(70,310,956)	(5,929,088)	437,763
Net unrealized appreciation (depreciation) on investments and foreign currency translation	2,230,029	39,142,383	(1,212,313)	45,540
NET ASSETS	$52,470,158	$915,704,164	$11,606,573	$6,887,990
NET ASSET VALUE, per share	$32.79	$38.47	$17.86	$11.48
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,600,002	23,800,002	650,002	600,002
Investments, at cost	$50,401,654	$884,895,338	$12,726,095	$6,760,793
Foreign currency, at cost (proceeds)	$1	$125,363	$4,160	$4,491
Securities on loan, at value	$277,860	$12,017,383	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$ 9,992,792	$ 173,539,817	$ 2,579,937	$ 1,308,282,437	$ 619,115,878
9,058	—	593	1,629,343	—
24,360	359,893	—	601,170	1,006,287

142,180	170,749	—	2,423,229	5,049,387
—	—	—	428,584	6,151
80	—	—	71,624	19,799
6,386	296,200	—	—	11,839,460
—	—	—	—	33,145
10,174,856	174,366,659	2,580,530	1,313,436,387	637,070,107

—	326,629	—	—	7,917,798

—	1,448,252	—	23,880,537	11,877,391
7,232	111,416	1,806	873,421	441,183
—	—	—	—	—
—	—	—	—	3,897,909
—	—	—	—	—
7,232	1,886,297	1,806	24,753,958	24,134,281
$ 10,167,624	$ 172,480,362	$ 2,578,724	$ 1,288,682,429	$ 612,935,826

$ 15,236,680	$ 189,737,954	$ 4,427,144	$ 1,308,265,503	$ 689,760,255
3,500	31,000	1,000	214,520	235,500
53,070	(291,749)	(25,300)	(1,857,544)	2,495,327
(4,642,332)	(4,133,542)	(2,049,541)	(30,462,411)	(58,295,684)
(483,294)	(12,863,301)	225,421	12,522,361	(21,259,572)
$ 10,167,624	$ 172,480,362	$ 2,578,724	$ 1,288,682,429	$ 612,935,826
$29.05	$55.64	$25.79	$60.07	$26.03
350,002	3,100,002	100,002	21,452,000	23,550,002
$10,476,000	$186,403,165	$2,354,516	$1,295,740,609	$640,372,321
$24,361	$360,248	$—	$601,483	$1,006,294
$—	$1,374,447	$—	$22,009,945	$11,258,319
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
ASSETS:
Investments, at value	$ 239,605,987	$ 12,694,008	$ 1,627,071	$ 12,015,422
Cash	441,288	11,081	61	754
Foreign currency	—	5,323	—	9,453
Receivables:
Dividends	519,642	16,591	7,896	73,616
Dividend reclaims	556,654	24	36	5,186
Securities lending income	—	192	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	—
Total Assets	241,123,571	12,727,219	1,635,064	12,104,431
LIABILITIES:
Due to custodian	—	—	—	—
Payables:
Collateral for securities on loan	—	955,762	—	—
Investment advisory fees	170,744	7,203	1,088	8,260
Investment securities purchased	228,564	—	—	—
Fund shares redeemed	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	399,308	962,965	1,088	8,260
NET ASSETS	$240,724,263	$11,764,254	$1,633,976	$12,096,171
NET ASSETS consist of:
Paid-in capital	$ 249,187,603	$ 26,751,316	$ 1,932,103	$ 47,572,239
Par value	52,000	4,500	500	3,000
Accumulated net investment income (loss)	953,030	13,407	(57,663)	(75,621)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(13,808,325)	(15,184,515)	(390,434)	(36,117,352)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	4,339,955	179,546	149,470	713,905
NET ASSETS	$240,724,263	$11,764,254	$1,633,976	$12,096,171
NET ASSET VALUE, per share	$46.29	$26.14	$32.68	$40.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,200,002	450,002	50,002	300,002
Investments, at cost	$235,258,518	$12,514,489	$1,477,610	$11,301,167
Foreign currency, at cost (proceeds)	$—	$5,320	$—	$9,378
Securities on loan, at value	$—	$930,627	$—	$—

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 3,644,114	$ 3,891,940	$ 243,059,256	$ 14,577,998	$ 277,886,319	$ 77,808,928
—	10,599	—	46,428	—	67,529
161,890	3,805	—	22,427	1,145,224	7,613

3,542	12,098	—	21,006	1,624,704	102,332
—	—	2,315,462	7,419	946	89,675
—	78	—	—	10,207	8,910
162,031	—	—	—	9,292,303	—
—	—	—	—	—	—
3,971,577	3,918,520	245,374,718	14,675,278	289,959,703	78,084,987

161,172	—	25,652	—	10,539,723	—

—	—	—	—	1,648,356	418,592
2,451	2,744	166,773	9,985	211,704	52,829
161,890	—	—	—	—	—
—	—	—	—	—	—
1,038	—	—	—	—	—
326,551	2,744	192,425	9,985	12,399,783	471,421
$ 3,645,026	$ 3,915,776	$ 245,182,293	$ 14,665,293	$ 277,559,920	$ 77,613,566

$ 4,920,645	$ 52,401,806	$ 241,146,530	$ 16,460,057	$ 290,569,314	$ 80,687,878
1,000	1,000	48,500	3,500	72,000	18,500
(53,515)	(26,699)	(401,498)	(66,292)	(208,988)	233,565
(1,077,543)	(48,611,850)	(15,022,813)	(1,449,063)	4,513,941	(1,813,167)
(145,561)	151,519	19,411,574	(282,909)	(17,386,347)	(1,513,210)
$ 3,645,026	$ 3,915,776	$ 245,182,293	$ 14,665,293	$ 277,559,920	$ 77,613,566
$36.45	$39.16	$50.55	$41.90	$38.55	$41.95
100,002	100,002	4,850,002	350,002	7,200,002	1,850,002
$3,788,613	$3,740,421	$223,596,864	$14,860,667	$295,250,520	$79,321,328
$161,890	$3,805	$—	$22,433	$1,144,746	$7,578
$—	$—	$—	$—	$1,543,712	$401,273
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 726,195	$ 21,053,085	$ 422,634	$ 187,438
Securities lending income (net of fees)	1,312	305,687	—	—
Foreign withholding tax	(46,737)	(2,418,201)	(37,905)	(9,406)
Other	179	1,196	3	6
Total investment income	680,949	18,941,767	384,732	178,038
EXPENSES:
Investment advisory fees	242,687	3,378,678	80,620	37,206
Total expenses	242,687	3,378,678	80,620	37,206
NET INVESTMENT INCOME (LOSS)	438,262	15,563,089	304,112	140,832
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	563,707	14,508,218	(117,938)	1,193,709
In-kind redemptions	472,435	2,335,067	(304,730)	—
Foreign currency transactions	(23,410)	(105,713)	13,151	(10,731)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	1,012,732	16,737,572	(409,517)	1,182,978
Net change in unrealized appreciation (depreciation) on:
Investments	(5,924,356)	(40,866,546)	(2,957,932)	(2,934,537)
Foreign currency translation	(582)	(84,090)	(10,255)	(6,016)
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(5,924,938)	(40,950,636)	(2,968,187)	(2,940,553)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,912,206)	(24,213,064)	(3,377,704)	(1,757,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,473,944)	$(8,649,975)	$(3,073,592)	$(1,616,743)

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$221,256	$1,908,425	$12,690	$18,679,105	$13,996,231
346	468	—	171,216	86,695
(13,080)	(185,950)	(4,839)	(1,857,820)	(865,816)
—	11	162	454	6
208,522	1,722,954	8,013	16,992,955	13,217,116

40,351	590,901	11,602	4,558,701	2,476,343
40,351	590,901	11,602	4,558,701	2,476,343
168,171	1,132,053	(3,589)	12,434,254	10,740,773

133,065	(611,943)	190,017	7,474,927	4,237,019
—	12,444,366	—	—	2,557,802
248	(44,964)	96	(293,123)	(469,525)
—	—	—	—	(221,922)
133,313	11,787,459	190,113	7,181,804	6,103,374

(734,892)	(24,412,346)	(525,494)	(67,182,530)	(65,297,962)
(81)	(483)	(114)	(19,937)	(38,150)
—	—	—	—	33,142
(734,973)	(24,412,829)	(525,608)	(67,202,467)	(65,302,970)
(601,660)	(12,625,370)	(335,495)	(60,020,663)	(59,199,596)
$(433,489)	$(11,493,317)	$(339,084)	$(47,586,409)	$(48,458,823)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
INVESTMENT INCOME:
Dividends	$ 6,450,558	$ 66,730	$ 30,221	$ 325,570
Securities lending income (net of fees)	3,907	639	—	—
Foreign withholding tax	(807,964)	(10,127)	(1,523)	(3,428)
Other	—	—	—	—
Total investment income	5,646,501	57,242	28,698	322,142
EXPENSES:
Investment advisory fees	1,061,994	29,075	6,532	67,537
Total expenses	1,061,994	29,075	6,532	67,537
NET INVESTMENT INCOME (LOSS)	4,584,507	28,167	22,166	254,605
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,614,979	143,309	97,752	794,376
In-kind redemptions	2,006,197	—	—	937,830
Foreign currency transactions	6,960	21	(209)	(2,074)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	11,628,136	143,330	97,543	1,730,132
Net change in unrealized appreciation (depreciation) on:
Investments	(39,361,881)	(384,796)	(143,476)	(1,142,107)
Foreign currency translation	(18,657)	4	5	(907)
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(39,380,538)	(384,792)	(143,471)	(1,143,014)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(27,752,402)	(241,462)	(45,928)	587,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,167,895)	$(213,295)	$(23,762)	$ 841,723

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$7,728	$84,913	$6,447,277	$197,797	$7,422,175	$1,982,379
—	990	—	—	27,985	25,290
—	(177)	(608,145)	(20,600)	(580,788)	(274,119)
—	—	6	30	—	346
7,728	85,726	5,839,138	177,227	6,869,372	1,733,896

9,536	17,500	1,001,680	57,131	1,302,754	270,915
9,536	17,500	1,001,680	57,131	1,302,754	270,915
(1,808)	68,226	4,837,458	120,096	5,566,618	1,462,981

782,752	203,364	6,843,389	(35,441)	(560,198)	(985,219)
—	579,266	542,215	—	7,037,754	—
2,750	(2)	(10,503)	(3,969)	(395,320)	(4,026)
(11)	—	—	—	(1,278)	—
785,491	782,628	7,375,101	(39,410)	6,080,958	(989,245)

(772,175)	(1,063,795)	(18,564,792)	(1,374,537)	(46,166,945)	(4,386,455)
(24)	(5)	(35,774)	(376)	(22,513)	(1,421)
(1,038)	—	—	—	—	—
(773,237)	(1,063,800)	(18,600,566)	(1,374,913)	(46,189,458)	(4,387,876)
12,254	(281,172)	(11,225,465)	(1,414,323)	(40,108,500)	(5,377,121)
$10,446	$(212,946)	$(6,388,007)	$(1,294,227)	$(34,541,882)	$(3,914,140)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017
OPERATIONS:
Net investment income (loss)	$ 438,262	$ 1,328,760	$ 15,563,089	$ 6,264,001
Net realized gain (loss)	1,012,732	3,070,819	16,737,572	37,223,345
Net change in unrealized appreciation (depreciation)	(5,924,938)	8,830,389	(40,950,636)	79,690,096
Net increase (decrease) in net assets resulting from operations	(4,473,944)	13,229,968	(8,649,975)	123,177,442
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(713,126)	(1,716,347)	(13,379,356)	(9,061,721)
Net realized gain	—	—	—	—
Total distributions to shareholders	(713,126)	(1,716,347)	(13,379,356)	(9,061,721)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,655,162	20,122,738	244,048,388	352,575,234
Cost of shares redeemed	(4,957,206)	(5,270,585)	(13,402,214)	(8,791,380)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,302,044)	14,852,153	230,646,174	343,783,854
Total increase (decrease) in net assets	(6,489,114)	26,365,774	208,616,843	457,899,575
NET ASSETS:
Beginning of period	58,959,272	32,593,498	707,087,321	249,187,746
End of period	$ 52,470,158	$ 58,959,272	$ 915,704,164	$ 707,087,321
Accumulated net investment income (loss) at end of period	$(619,284)	$(344,420)	$(677,343)	$(2,861,076)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,200,002	18,100,002	8,500,002
Shares sold	100,000	600,000	6,050,000	9,900,000
Shares redeemed	(150,000)	(150,000)	(350,000)	(300,000)
Shares outstanding, end of period	1,600,002	1,650,002	23,800,002	18,100,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017

$ 304,112	$ 2,204,552	$ 140,832	$ 2,256,588	$ 168,171	$ 124,931
(409,517)	2,026,103	1,182,978	4,904,766	133,313	1,910,476
(2,968,187)	(1,301,884)	(2,940,553)	(6,155,271)	(734,973)	626,521
(3,073,592)	2,928,771	(1,616,743)	1,006,083	(433,489)	2,661,928

(276,971)	(2,920,964)	(133,801)	(2,439,989)	(83,615)	(177,821)
—	—	(669,002)	(103,980)	—	—
(276,971)	(2,920,964)	(802,803)	(2,543,969)	(83,615)	(177,821)

9,904,555	60,665,092	—	70,645,418	3,241,283	6,713,848
(12,310,682)	(150,114,316)	—	(160,098,839)	—	(5,610,697)
(2,406,127)	(89,449,224)	—	(89,453,421)	3,241,283	1,103,151
(5,756,690)	(89,441,417)	(2,419,546)	(90,991,307)	2,724,179	3,587,258

17,363,263	106,804,680	9,307,536	100,298,843	7,443,445	3,856,187
$11,606,573	$ 17,363,263	$ 6,887,990	$ 9,307,536	$ 10,167,624	$ 7,443,445
$7,356	$(19,785)	$(7,412)	$(14,443)	$53,070	$(31,486)

850,002	5,700,002	600,002	7,200,002	250,002	200,002
450,000	2,850,000	—	4,550,000	100,000	250,000
(650,000)	(7,700,000)	—	(11,150,000)	—	(200,000)
650,002	850,002	600,002	600,002	350,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017
OPERATIONS:
Net investment income (loss)	$ 1,132,053	$ 769,987	$ (3,589)	$ 67,388
Net realized gain (loss)	11,787,459	2,208,759	190,113	479,683
Net change in unrealized appreciation (depreciation)	(24,412,829)	12,297,130	(525,608)	847,334
Net increase (decrease) in net assets resulting from operations	(11,493,317)	15,275,876	(339,084)	1,394,405
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,187,966)	(1,002,182)	(34,351)	(22,080)
Net realized gain	—	—	—	—
Total distributions to shareholders	(1,187,966)	(1,002,182)	(34,351)	(22,080)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	179,764,342	52,874,641	—	22,253
Cost of shares redeemed	(78,320,414)	(31,282,166)	—	(2,821,680)
Net increase (decrease) in net assets resulting from shareholder transactions	101,443,928	21,592,475	—	(2,799,427)
Total increase (decrease) in net assets	88,762,645	35,866,169	(373,435)	(1,427,102)
NET ASSETS:
Beginning of period	83,717,717	47,851,548	2,952,159	4,379,261
End of period	$ 172,480,362	$ 83,717,717	$ 2,578,724	$ 2,952,159
Accumulated net investment income (loss) at end of period	$(291,749)	$(235,836)	$(25,300)	$12,640
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,400,002	1,000,002	100,002	200,002
Shares sold	2,950,000	1,000,000	—	—
Shares redeemed	(1,250,000)	(600,000)	—	(100,000)
Shares outstanding, end of period	3,100,002	1,400,002	100,002	100,002

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)
Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017

$ 12,434,254	$ 8,200,783	$ 10,740,773	$ 8,045,766	$ 4,584,507	$ 4,255,043
7,181,804	30,469,565	6,103,374	42,246,374	11,628,136	12,688,056
(67,202,467)	78,453,588	(65,302,970)	41,365,315	(39,380,538)	47,584,769
(47,586,409)	117,123,936	(48,458,823)	91,657,455	(23,167,895)	64,527,868

(11,773,773)	(10,575,893)	(7,562,866)	(9,394,816)	(3,631,477)	(4,674,742)
—	—	—	—	—	—
(11,773,773)	(10,575,893)	(7,562,866)	(9,394,816)	(3,631,477)	(4,674,742)

537,848,532	729,991,217	245,548,129	271,763,386	20,925,690	182,231,354
—	(185,342,428)	(26,253,913)	(52,965,236)	(12,247,401)	(81,717,451)
537,848,532	544,648,789	219,294,216	218,798,150	8,678,289	100,513,903
478,488,350	651,196,832	163,272,527	301,060,789	(18,121,083)	160,367,029

810,194,079	158,997,247	449,663,299	148,602,510	258,845,346	98,478,317
$1,288,682,429	$ 810,194,079	$ 612,935,826	$ 449,663,299	$ 240,724,263	$ 258,845,346
$(1,857,544)	$(2,518,025)	$2,495,327	$(682,580)	$953,030	$—

13,002,000	3,352,000	16,150,002	7,250,002	5,050,002	2,700,002
8,450,000	12,750,000	8,400,000	10,800,000	400,000	4,200,000
—	(3,100,000)	(1,000,000)	(1,900,000)	(250,000)	(1,850,000)
21,452,000	13,002,000	23,550,002	16,150,002	5,200,002	5,050,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Canada AlphaDEX® Fund (FCAN)		First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017
OPERATIONS:
Net investment income (loss)	$ 28,167	$ 111,097	$ 22,166	$ 52,745
Net realized gain (loss)	143,330	(137,337)	97,543	127,475
Net change in unrealized appreciation (depreciation)	(384,792)	526,886	(143,471)	156,296
Net increase (decrease) in net assets resulting from operations	(213,295)	500,646	(23,762)	336,516
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,610)	(112,596)	(25,896)	(80,283)
Net realized gain	—	—	—	—
Total distributions to shareholders	(37,610)	(112,596)	(25,896)	(80,283)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,393,928	17,631,286	—	—
Cost of shares redeemed	—	(18,385,543)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,393,928	(754,257)	—	—
Total increase (decrease) in net assets	5,143,023	(366,207)	(49,658)	256,233
NET ASSETS:
Beginning of period	6,621,231	6,987,438	1,683,634	1,427,401
End of period	$ 11,764,254	$ 6,621,231	$ 1,633,976	$ 1,683,634
Accumulated net investment income (loss) at end of period	$13,407	$22,850	$(57,663)	$(53,933)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,002	300,002	50,002	50,002
Shares sold	200,000	750,000	—	—
Shares redeemed	—	(800,000)	—	—
Shares outstanding, end of period	450,002	250,002	50,002	50,002

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Hong Kong AlphaDEX® Fund (FHK)
Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017

$ 254,605	$ 762,171	$ (1,808)	$ 86,902	$ 68,226	$ 403,613
1,730,132	(1,909,051)	785,491	304,513	782,628	695,617
(1,143,014)	6,970,252	(773,237)	302,146	(1,063,800)	1,679,478
841,723	5,823,372	10,446	693,561	(212,946)	2,778,708

(400,727)	(788,507)	—	(146,993)	(53,891)	(469,086)
—	—	—	—	—	—
(400,727)	(788,507)	—	(146,993)	(53,891)	(469,086)

—	—	1,856,386	—	—	—
(6,331,164)	(14,974,287)	(1,855,094)	—	(2,223,211)	(4,036,464)
(6,331,164)	(14,974,287)	1,292	—	(2,223,211)	(4,036,464)
(5,890,168)	(9,939,422)	11,738	546,568	(2,490,048)	(1,726,842)

17,986,339	27,925,761	3,633,288	3,086,720	6,405,824	8,132,666
$12,096,171	$ 17,986,339	$ 3,645,026	$ 3,633,288	$ 3,915,776	$ 6,405,824
$(75,621)	$70,501	$(53,515)	$(51,707)	$(26,699)	$(41,034)

450,002	850,002	100,002	100,002	150,002	250,002
—	—	50,000	—	—	—
(150,000)	(400,000)	(50,000)	—	(50,000)	(100,000)
300,002	450,002	100,002	100,002	100,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017
OPERATIONS:
Net investment income (loss)	$ 4,837,458	$ 2,552,254	$ 120,096	$ 140,954
Net realized gain (loss)	7,375,101	4,777,970	(39,410)	1,327,951
Net change in unrealized appreciation (depreciation)	(18,600,566)	37,156,414	(1,374,913)	963,600
Net increase (decrease) in net assets resulting from operations	(6,388,007)	44,486,638	(1,294,227)	2,432,505
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,910,782)	(3,096,407)	(150,046)	(185,062)
Net realized gain	—	—	—	—
Total distributions to shareholders	(4,910,782)	(3,096,407)	(150,046)	(185,062)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,704,686	105,414,378	7,132,229	7,822,662
Cost of shares redeemed	(2,511,401)	(13,596,586)	—	(7,833,316)
Net increase (decrease) in net assets resulting from shareholder transactions	19,193,285	91,817,792	7,132,229	(10,654)
Total increase (decrease) in net assets	7,894,496	133,208,023	5,687,956	2,236,789
NET ASSETS:
Beginning of period	237,287,797	104,079,774	8,977,337	6,740,548
End of period	$ 245,182,293	$ 237,287,797	$ 14,665,293	$ 8,977,337
Accumulated net investment income (loss) at end of period	$(401,498)	$(328,174)	$(66,292)	$(36,342)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,500,002	2,550,002	200,002	200,002
Shares sold	400,000	2,250,000	150,000	200,000
Shares redeemed	(50,000)	(300,000)	—	(200,000)
Shares outstanding, end of period	4,850,002	4,500,002	350,002	200,002

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/2017

$ 5,566,618	$ 6,346,963	$ 1,462,981	$ 144,791
6,080,958	30,283,493	(989,245)	940,107
(46,189,458)	28,305,922	(4,387,876)	2,666,560
(34,541,882)	64,936,378	(3,914,140)	3,751,458

(4,666,331)	(7,510,083)	(1,221,266)	(168,471)
(575,120)	(1,350,720)	—	—
(5,241,451)	(8,860,803)	(1,221,266)	(168,471)

112,227,295	172,061,512	43,323,997	32,847,682
(65,939,472)	(51,387,268)	—	(3,534,316)
46,287,823	120,674,244	43,323,997	29,313,366
6,504,490	176,749,819	38,188,591	32,896,353

271,055,430	94,305,611	39,424,975	6,528,622
$277,559,920	$ 271,055,430	$ 77,613,566	$ 39,424,975
$(208,988)	$(1,109,275)	$233,565	$(8,150)

6,300,002	3,100,002	900,002	200,002
2,500,000	4,500,000	950,000	800,000
(1,600,000)	(1,300,000)	—	(100,000)
7,200,002	6,300,002	1,850,002	900,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 35.73	$ 27.16	$ 27.72	$ 27.93	$ 27.89	$ 27.53
Income from investment operations:
Net investment income (loss)	0.23	0.93	0.48	0.55	0.41	0.54
Net realized and unrealized gain (loss)	(2.76)	8.76	(0.38)	(0.28)	0.78	0.48
Total from investment operations	(2.53)	9.69	0.10	0.27	1.19	1.02
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.12)	(0.66)	(0.22)	(1.06)	(0.66)
Return of capital	—	—	—	(0.26)	(0.09)	—
Total distributions	(0.41)	(1.12)	(0.66)	(0.48)	(1.15)	(0.66)
Net asset value, end of period	$32.79	$35.73	$27.16	$27.72	$27.93	$27.89
Total return (a)	(7.10)%	35.93%	0.29%	0.97%	4.23%	3.83%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 52,470	$ 58,959	$ 32,593	$ 36,036	$ 30,727	$ 57,167
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.44% (b)	2.95%	1.68%	1.55%	1.46%	1.48%
Portfolio turnover rate (c)	42%	94%	96%	127%	186%	118%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 39.07	$ 29.32	$ 29.61	$ 29.50	$ 33.10	$ 25.68
Income from investment operations:
Net investment income (loss)	0.70	0.49	0.53	0.62	0.70	0.45
Net realized and unrealized gain (loss)	(0.73)	9.90	(0.20)	0.14	(3.58)	7.49
Total from investment operations	(0.03)	10.39	0.33	0.76	(2.88)	7.94
Distributions paid to shareholders from:
Net investment income	(0.57)	(0.64)	(0.62)	(0.65)	(0.72)	(0.52)
Net asset value, end of period	$38.47	$39.07	$29.32	$29.61	$29.50	$33.10
Total return (a)	(0.07)%	35.67%	1.24%	2.53%	(8.90)%	31.33% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 915,704	$ 707,087	$ 249,188	$ 408,613	$ 277,286	$ 405,481
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.68% (c)	1.39%	2.03%	2.12%	2.39%	0.78%
Portfolio turnover rate (d)	47%	100%	103%	118%	106%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $42,521, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 20.43	$ 18.74	$ 13.28	$ 19.09	$ 23.43	$ 26.60
Income from investment operations:
Net investment income (loss)	0.35	1.56	0.31	0.40	0.73	0.48
Net realized and unrealized gain (loss)	(2.60)	2.23	5.35	(5.90)	(4.32)	(3.17)
Total from investment operations	(2.25)	3.79	5.66	(5.50)	(3.59)	(2.69)
Distributions paid to shareholders from:
Net investment income	(0.32)	(2.10)	(0.20)	(0.26)	(0.75)	(0.48)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	(0.32)	(2.10)	(0.20)	(0.31)	(0.75)	(0.48)
Net asset value, end of period	$17.86	$20.43	$18.74	$13.28	$19.09	$23.43
Total return (a)	(11.03)%	20.50%	42.81%	(29.08)%	(15.80)%	(10.17)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11,607	$ 17,363	$ 106,805	$ 3,985	$ 5,726	$ 8,202
Ratio of total expenses to average net assets	0.80% (b)	0.82% (c)	0.80%	0.80%	0.80%	0.81% (c)
Ratio of net investment income (loss) to average net assets	3.02% (b)	3.02%	1.62%	2.36%	3.11%	2.10%
Portfolio turnover rate (d)	88%	187%	186%	129%	103%	138%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 15.51	$ 13.93	$ 8.87	$ 15.65	$ 19.45	$ 23.42
Income from investment operations:
Net investment income (loss)	0.23	2.46	0.34	0.36	0.78	0.53
Net realized and unrealized gain (loss)	(2.92)	1.06	4.95	(6.80)	(3.84)	(3.97)
Total from investment operations	(2.69)	3.52	5.29	(6.44)	(3.06)	(3.44)
Distributions paid to shareholders from:
Net investment income	(0.22)	(1.77)	(0.23)	(0.33)	(0.74)	(0.53)
Net realized gain	(1.12)	(0.17)	—	—	—	—
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(1.34)	(1.94)	(0.23)	(0.34)	(0.74)	(0.53)
Net asset value, end of period	$11.48	$15.51	$13.93	$8.87	$15.65	$19.45
Total return (a)	(17.57)%	25.91%	59.89% (b)	(41.80)%	(16.40)%	(14.72)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,888	$ 9,308	$ 100,299	$ 2,218	$ 3,912	$ 5,835
Ratio of total expenses to average net assets	0.80% (c)	0.84% (d)	0.80%	0.81% (d)	0.80%	0.81% (d)
Ratio of net investment income (loss) to average net assets	3.03% (c)	3.19%	2.34%	2.90%	4.04%	2.40%
Portfolio turnover rate (e)	43%	159%	111%	106%	104%	85%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 29.77	$ 19.28	$ 20.78	$ 22.58	$ 23.56	$ 24.74
Income from investment operations:
Net investment income (loss)	0.52	0.47	0.42	0.85	0.58	0.62
Net realized and unrealized gain (loss)	(1.00)	10.70	(1.44)	(1.80)	(1.00)	(1.13)
Total from investment operations	(0.48)	11.17	(1.02)	(0.95)	(0.42)	(0.51)
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.68)	(0.48)	(0.85)	(0.56)	(0.67)
Net asset value, end of period	$29.05	$29.77	$19.28	$20.78	$22.58	$23.56
Total return (a)	(1.62)%	58.35%	(4.96)% (b)	(4.37)%	(1.68)%	(1.63)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,168	$ 7,443	$ 3,856	$ 9,351	$ 15,803	$ 4,711
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.33%	1.69%	2.07%	3.85%	2.04%	2.12%
Portfolio turnover rate (c)	39%	69%	197%	177%	79%	110%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $9,330, which represents less than $0.03 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 59.80	$ 47.85	$ 47.18	$ 44.99	$ 46.02	$ 35.49
Income from investment operations:
Net investment income (loss)	0.47	0.64	0.48	0.46	0.49 (a)	0.33
Net realized and unrealized gain (loss)	(4.23)	12.08	0.88	2.13	(1.03)	10.53
Total from investment operations	(3.76)	12.72	1.36	2.59	(0.54)	10.86
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.77)	(0.69)	(0.40)	(0.49)	(0.33)
Net asset value, end of period	$55.64	$59.80	$47.85	$47.18	$44.99	$46.02
Total return (b)	(6.28)%	26.70%	2.91%	5.73%	(1.22)%	30.66% (c)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 172,480	$ 83,718	$ 47,852	$ 96,714	$ 38,238	$ 103,550
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.53% (d)	1.22%	0.86%	0.99%	1.06%	0.91%
Portfolio turnover rate (e)	34%	101%	122%	105%	148%	51%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 29.52	$ 21.90	$ 22.89	$ 23.85	$ 27.85	$ 26.34
Income from investment operations:
Net investment income (loss)	(0.04)	0.35	(0.01)	0.09	0.07 (a)	0.04
Net realized and unrealized gain (loss)	(3.35)	7.38	(0.57)	(0.81)	(3.83)	1.67
Total from investment operations	(3.39)	7.73	(0.58)	(0.72)	(3.76)	1.71
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.11)	—	(0.07)	(0.20)	(0.20)
Return of capital	—	—	(0.41)	(0.17)	(0.04)	—
Total distributions	(0.34)	(0.11)	(0.41)	(0.24)	(0.24)	(0.20)
Net asset value, end of period	$25.79	$29.52	$21.90	$22.89	$23.85	$27.85
Total return (b)	(11.49)%	35.39%	(2.74)%	(3.11)%	(13.60)%	6.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,579	$ 2,952	$ 4,379	$ 3,434	$ 3,578	$ 5,570
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	(0.25)% (c)	1.38%	(0.08)%	0.32%	0.25%	(0.09)%
Portfolio turnover rate (d)	36%	77%	268%	138%	97%	66%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 62.31	$ 47.43	$ 46.63	$ 47.14	$ 50.96	$ 43.93
Income from investment operations:
Net investment income (loss)	0.67	0.88	0.73	0.65	0.73	0.80
Net realized and unrealized gain (loss)	(2.35)	14.98	0.90	(0.31)	(3.72)	7.20
Total from investment operations	(1.68)	15.86	1.63	0.34	(2.99)	8.00
Distributions paid to shareholders from:
Net investment income	(0.56)	(0.98)	(0.83)	(0.66)	(0.83)	(0.97)
Return of capital	—	—	—	(0.19)	—	—
Total distributions	(0.56)	(0.98)	(0.83)	(0.85)	(0.83)	(0.97)
Net asset value, end of period	$60.07	$62.31	$47.43	$46.63	$47.14	$50.96
Total return (a)	(2.70)%	33.57%	3.55%	0.67%	(5.98)%	18.40% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,288,682	$ 810,194	$ 158,997	$ 167,953	$ 108,510	$ 147,877
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.18% (c)	1.85%	1.46%	1.36%	1.43%	1.58%
Portfolio turnover rate (d)	50%	104%	124%	115%	115%	109%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $15,029, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 27.84	$ 20.50	$ 18.10	$ 21.53	$ 24.55	$ 26.11
Income from investment operations:
Net investment income (loss)	0.46	0.59	0.49	0.68	0.62	0.62
Net realized and unrealized gain (loss)	(1.96)	7.43	2.37	(3.46)	(3.03)	(1.53)
Total from investment operations	(1.50)	8.02	2.86	(2.78)	(2.41)	(0.91)
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.68)	(0.46)	(0.64)	(0.61)	(0.65)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.31)	(0.68)	(0.46)	(0.65)	(0.61)	(0.65)
Net asset value, end of period	$26.03	$27.84	$20.50	$18.10	$21.53	$24.55
Total return (a)	(5.38)%	39.43%	15.86%	(13.11)%	(10.04)%	(3.35)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 612,936	$ 449,663	$ 148,603	$ 114,925	$ 476,909	$ 330,136
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.81% (c)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.47% (b)	2.69%	2.49%	2.29%	2.76%	2.01%
Portfolio turnover rate (d)	48%	101%	119%	112%	116%	132%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 51.26	$ 36.47	$ 36.37	$ 36.07	$ 41.48	$ 33.42
Income from investment operations:
Net investment income (loss)	0.87	1.00	0.47	0.35	0.62	0.60
Net realized and unrealized gain (loss)	(5.15)	14.87	0.11	0.36	(5.34)	8.12
Total from investment operations	(4.28)	15.87	0.58	0.71	(4.72)	8.72
Distributions paid to shareholders from:
Net investment income	(0.69)	(1.08)	(0.46)	(0.34)	(0.69)	(0.66)
Return of capital	—	—	(0.02)	(0.07)	—	—
Total distributions	(0.69)	(1.08)	(0.48)	(0.41)	(0.69)	(0.66)
Net asset value, end of period	$46.29	$51.26	$36.47	$36.37	$36.07	$41.48
Total return (a)	(8.36)%	43.96%	1.67%	1.94%	(11.60)%	26.61%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 240,724	$ 258,845	$ 98,478	$ 189,111	$ 57,715	$ 47,702
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.45% (b)	2.38%	1.32%	1.34%	1.92%	1.43%
Portfolio turnover rate (c)	35%	82%	114%	90%	83%	50%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Canada AlphaDEX® Fund (FCAN)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 26.48	$ 23.29	$ 21.51	$ 31.44	$ 36.11	$ 31.62
Income from investment operations:
Net investment income (loss)	0.07	0.28	0.22	0.27	0.75	0.53
Net realized and unrealized gain (loss)	(0.28)	3.18	1.70	(10.00)	(4.62)	4.43
Total from investment operations	(0.21)	3.46	1.92	(9.73)	(3.87)	4.96
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.27)	(0.14)	(0.20)	(0.80)	(0.47)
Net asset value, end of period	$26.14	$26.48	$23.29	$21.51	$31.44	$36.11
Total return (a)	(0.79)%	15.03%	8.94%	(30.98)%	(10.86)%	15.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11,764	$ 6,621	$ 6,987	$ 6,452	$ 34,579	$ 77,628
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.77% (b)	1.12%	0.98%	1.32%	1.44%	2.08%
Portfolio turnover rate (c)	37%	85%	114%	166%	103%	47%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 33.67	$ 28.55	$ 27.10	$ 28.97	$ 29.99	$ 31.21
Income from investment operations:
Net investment income (loss)	0.45	1.06	0.70	0.98	1.16	0.62
Net realized and unrealized gain (loss)	(0.92)	5.67	2.77	(2.05)	(0.67)	(0.78)
Total from investment operations	(0.47)	6.73	3.47	(1.07)	0.49	(0.16)
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.61)	(2.02)	(0.80)	(1.51)	(1.06)
Net asset value, end of period	$32.68	$33.67	$28.55	$27.10	$28.97	$29.99
Total return (a)	(1.34)%	23.87%	12.80%	(3.68)%	1.47%	(0.61)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,634	$ 1,684	$ 1,427	$ 2,710	$ 1,449	$ 1,500
Ratio of total expenses to average net assets	0.80%	0.80%	0.81% (b)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.71%	3.33%	2.50%	3.64%	3.65%	3.10%
Portfolio turnover rate (c)	45%	75%	92%	101%	99%	92%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 39.97	$ 32.85	$ 40.12	$ 39.29	$ 42.46	$ 34.03
Income from investment operations:
Net investment income (loss)	0.66	1.15	1.01	1.04	1.20	0.92
Net realized and unrealized gain (loss)	0.76	7.14	(7.43)	0.85	(3.08)	8.50
Total from investment operations	1.42	8.29	(6.42)	1.89	(1.88)	9.42
Distributions paid to shareholders from:
Net investment income	(1.07)	(1.17)	(0.85)	(1.06)	(1.29)	(0.99)
Net asset value, end of period	$40.32	$39.97	$32.85	$40.12	$39.29	$42.46
Total return (a)	3.59%	25.53%	(16.08)%	4.75%	(4.53)%	28.17%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,096	$ 17,986	$ 27,926	$ 210,651	$ 64,830	$ 27,598
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.02% (b)	2.87%	2.47%	2.97%	2.67%	2.74%
Portfolio turnover rate (c)	52%	98%	109%	91%	67%	63%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 36.33	$ 30.87	$ 28.85	$ 36.44	$ 31.82	$ 29.50
Income from investment operations:
Net investment income (loss)	(0.02)	0.87	0.93	1.13	0.08	0.49
Net realized and unrealized gain (loss)	0.14	6.06	2.10	(7.47)	4.73	2.38
Total from investment operations	0.12	6.93	3.03	(6.34)	4.81	2.87
Distributions paid to shareholders from:
Net investment income	—	(1.47)	(0.76)	(1.15)	(0.03)	(0.49)
Return of capital	—	—	(0.25)	(0.10)	(0.16)	(0.06)
Total distributions	—	(1.47)	(1.01)	(1.25)	(0.19)	(0.55)
Net asset value, end of period	$36.45	$36.33	$30.87	$28.85	$36.44	$31.82
Total return (a)	0.36%	22.54%	10.31%	(17.56)%	15.13%	9.80%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,645	$ 3,633	$ 3,087	$ 5,771	$ 27,327	$ 1,591
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	(0.15)% (b)	2.45%	2.17%	1.59%	0.55%	1.61%
Portfolio turnover rate (c)	165% (d)	64%	76%	133%	26%	70%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hong Kong AlphaDEX® Fund (FHK)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 42.70	$ 32.53	$ 33.72	$ 38.29	$ 38.60	$ 34.57
Income from investment operations:
Net investment income (loss)	0.55	2.41	1.33	0.78	1.20	0.92
Net realized and unrealized gain (loss)	(3.55)	10.59	(1.17)	(4.35)	(0.58)	3.98
Total from investment operations	(3.00)	13.00	0.16	(3.57)	0.62	4.90
Distributions paid to shareholders from:
Net investment income	(0.54)	(2.83)	(1.35)	(1.00)	(0.93)	(0.87)
Net asset value, end of period	$39.16	$42.70	$32.53	$33.72	$38.29	$38.60
Total return (a)	(7.03)%	40.31%	0.54%	(9.51)%	1.63%	14.42%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,916	$ 6,406	$ 8,133	$ 141,620	$ 40,204	$ 3,860
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.81% (c)	0.81% (c)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.12% (b)	4.83%	0.98%	2.82%	5.30%	2.23%
Portfolio turnover rate (d)	29%	76%	257%	106%	43%	57%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 52.73	$ 40.82	$ 39.97	$ 38.09	$ 40.79	$ 32.28
Income from investment operations:
Net investment income (loss)	0.99	0.66	0.75	0.44	0.56	0.82
Net realized and unrealized gain (loss)	(2.17)	12.03	0.89	1.87	(2.54)	8.38
Total from investment operations	(1.18)	12.69	1.64	2.31	(1.98)	9.20
Distributions paid to shareholders from:
Net investment income	(1.00)	(0.78)	(0.74)	(0.43)	(0.48)	(0.79)
Return of capital	—	—	(0.05)	—	(0.24)	—
Total distributions	(1.00)	(0.78)	(0.79)	(0.43)	(0.72)	(0.79)
Net asset value, end of period	$50.55	$52.73	$40.82	$39.97	$38.09	$40.79
Total return (a)	(2.23)%	31.26%	4.21%	6.06%	(5.06)%	28.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 245,182	$ 237,288	$ 104,080	$ 191,851	$ 53,332	$ 26,510
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.86% (b)	1.43%	1.91%	1.82%	0.86%	1.58%
Portfolio turnover rate (c)	32%	50%	92%	82%	72%	49%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 44.89	$ 33.70	$ 33.32	$ 32.07	$ 36.63	$ 30.49
Income from investment operations:
Net investment income (loss)	0.42	0.71	0.50	0.45	0.57	0.49
Net realized and unrealized gain (loss)	(2.98)	11.41	0.47	1.37	(4.30)	6.31
Total from investment operations	(2.56)	12.12	0.97	1.82	(3.73)	6.80
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.93)	(0.59)	(0.57)	(0.83)	(0.66)
Net asset value, end of period	$41.90	$44.89	$33.70	$33.32	$32.07	$36.63
Total return (a)	(5.72)%	36.23%	2.96%	5.65%	(10.36)%	22.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,665	$ 8,977	$ 6,741	$ 6,665	$ 6,414	$ 3,663
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.68% (b)	1.80%	1.53%	1.31%	1.54%	1.82%
Portfolio turnover rate (c)	68%	111%	127%	137%	137%	171%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$ 43.02	$ 30.42	$ 27.43	$ 32.64	$ 35.44	$ 34.16
Income from investment operations:
Net investment income (loss)	0.75	1.11	0.64	0.71	0.62	0.50
Net realized and unrealized gain (loss)	(4.55)	12.96	3.08	(5.03)	(2.29)	1.42
Total from investment operations	(3.80)	14.07	3.72	(4.32)	(1.67)	1.92
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.26)	(0.73)	(0.80)	(1.08)	(0.64)
Net realized gain	(0.07)	(0.21)	—	—	—	—
Return of capital	—	—	—	(0.09)	(0.05)	—
Total distributions	(0.67)	(1.47)	(0.73)	(0.89)	(1.13)	(0.64)
Net asset value, end of period	$38.55	$43.02	$30.42	$27.43	$32.64	$35.44
Total return (a)	(8.86)%	46.57%	13.53% (b)	(13.39)%	(4.89)%	5.65%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 277,560	$ 271,055	$ 94,306	$ 24,684	$ 40,799	$ 51,391
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.93% (d)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.42% (c)	3.26%	2.39%	2.53%	2.11%	1.84%
Portfolio turnover rate (e)	59%	113%	121%	151%	174%	144%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2018 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2014 (a)
		2017	2016	2015
Net asset value, beginning of period	$ 43.81	$ 32.64	$ 31.66	$ 30.89	$ 30.55
Income from investment operations:
Net investment income (loss)	0.80	0.47	0.50	0.34	0.01
Net realized and unrealized gain (loss)	(2.00)	11.26	1.17	0.77	0.34
Total from investment operations	(1.20)	11.73	1.67	1.11	0.35
Distributions paid to shareholders from:
Net investment income	(0.66)	(0.56)	(0.69)	(0.23)	(0.01)
Return of capital	—	—	—	(0.11)	—
Total distributions	(0.66)	(0.56)	(0.69)	(0.34)	(0.01)
Net asset value, end of period	$41.95	$43.81	$32.64	$31.66	$30.89
Total return (b)	(2.74)%	36.19%	5.49%	3.54%	1.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 77,614	$ 39,425	$ 6,529	$ 11,080	$ 338,213
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80% (c)
Ratio of net investment income (loss) to average net assets	4.32% (c)	0.96%	1.70%	0.30%	0.08% (c)
Portfolio turnover rate (d)	41%	77%	98%	21%	2%

(a)	Inception date is October 21, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)(1)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
(1)	Effective on April 17, 2018, First Trust Taiwan AlphaDEX® Fund (Nasdaq ticker “FTW”) changed its name and ticker symbol to First Trust India NIFTY 50 Equal Weight ETF (Nasdaq ticker “NFTY”).
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which a Fund invests and/or cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	NASDAQ AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	NASDAQ AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	NASDAQ AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	NASDAQ AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Japan Index
First Trust South Korea AlphaDEX® Fund	NASDAQ AlphaDEX® South Korea Index
First Trust Developed Markets ex-US AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	NASDAQ AlphaDEX® Germany Index
First Trust Canada AlphaDEX® Fund	NASDAQ AlphaDEX® Canada Index
First Trust Australia AlphaDEX® Fund	NASDAQ AlphaDEX® Australia Index
First Trust United Kingdom AlphaDEX® Fund	NASDAQ AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index(2)
First Trust Hong Kong AlphaDEX® Fund	NASDAQ AlphaDEX® Hong Kong Index
First Trust Switzerland AlphaDEX® Fund	NASDAQ AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	NASDAQ AlphaDEX® Eurozone Index
(2)	Effective on April 17, 2018, First Trust India NIFTY 50 Equal Weight ETF’s underlying index was changed from the NASDAQ AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REIT’s fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, only FPA, FEP, FJP, FDT, FEM, FCAN, FEMS and FEUZ had securities in the securities lending program. During the six months ended June 30, 2018, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FCAN, FHK, FEMS and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2018, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2017 was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,716,347	$ —	$ —
First Trust Europe AlphaDEX® Fund	9,061,721	—	—
First Trust Latin America AlphaDEX® Fund	2,920,964	—	—
First Trust Brazil AlphaDEX® Fund	2,543,969	—	—
First Trust China AlphaDEX® Fund	177,821	—	—
First Trust Japan AlphaDEX® Fund	1,002,182	—	—
First Trust South Korea AlphaDEX® Fund	22,080	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	10,575,893	—	—
First Trust Emerging Markets AlphaDEX® Fund	9,394,816	—	—
First Trust Germany AlphaDEX® Fund	4,674,742	—	—
First Trust Canada AlphaDEX® Fund	112,596	—	—
First Trust Australia AlphaDEX® Fund	80,283	—	—
First Trust United Kingdom AlphaDEX® Fund	788,507	—	—
First Trust India NIFTY 50 Equal Weight ETF	146,993	—	—
First Trust Hong Kong AlphaDEX® Fund	469,086	—	—
First Trust Switzerland AlphaDEX® Fund	3,096,407	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	185,062	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	8,143,233	717,570	—
First Trust Eurozone AlphaDEX® ETF	168,471	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
As of December 31, 2017, the component of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$24,338	$ (6,442,502)	$7,083,119
First Trust Europe AlphaDEX® Fund	731,044	(85,810,074)	75,262,445
First Trust Latin America AlphaDEX® Fund	—	(5,291,716)	1,508,234
First Trust Brazil AlphaDEX® Fund	120,981	527,466	2,246,990
First Trust China AlphaDEX® Fund	—	(4,747,548)	192,096
First Trust Japan AlphaDEX® Fund	156,356	(15,361,965)	10,598,300
First Trust South Korea AlphaDEX® Fund	—	(2,207,961)	731,976
First Trust Developed Markets ex-US AlphaDEX® Fund	752,731	(33,146,550)	71,956,407
First Trust Emerging Markets AlphaDEX® Fund	—	(62,419,601)	41,381,361
First Trust Germany AlphaDEX® Fund	—	(23,070,736)	41,354,768
First Trust Canada AlphaDEX® Fund	22,850	(15,308,869)	545,362
First Trust Australia AlphaDEX® Fund	10,577	(482,835)	223,289
First Trust United Kingdom AlphaDEX® Fund	185,986	(37,832,699)	1,726,649
First Trust India NIFTY 50 Equal Weight ETF	—	(1,769,625)	482,560
First Trust Hong Kong AlphaDEX® Fund	—	(49,390,529)	1,170,336
First Trust Switzerland AlphaDEX® Fund	—	(21,735,734)	37,021,786
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	40,054	(1,373,924)	979,879
First Trust Emerging Markets Small Cap AlphaDEX® Fund	1,622,378	218,247	24,861,314
First Trust Eurozone AlphaDEX® ETF	42,438	(722,804)	2,722,960
G. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduces a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million will be taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 will be considered exempt due to a grandfather clause in the provision. In the case of the sale of listed shares held by a Fund for one year or less, the income would be classified as short-term capital gains and would be taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to securities transaction tax (“STT”). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax. Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains would be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains would be taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2014, 2015, 2016, and 2017 remain open to

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
federal and state audit. As of June 30, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2017, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 6,442,502
First Trust Europe AlphaDEX® Fund	85,810,074
First Trust Latin America AlphaDEX® Fund	5,271,931
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	4,720,042
First Trust Japan AlphaDEX® Fund	15,361,965
First Trust South Korea AlphaDEX® Fund	2,205,007
First Trust Developed Markets ex-US AlphaDEX® Fund	33,146,550
First Trust Emerging Markets AlphaDEX® Fund	62,102,841
First Trust Germany AlphaDEX® Fund	23,070,736
First Trust Canada AlphaDEX® Fund	15,308,869
First Trust Australia AlphaDEX® Fund	482,835
First Trust United Kingdom AlphaDEX® Fund	37,832,699
First Trust India NIFTY 50 Equal Weight ETF	1,756,500
First Trust Hong Kong AlphaDEX® Fund	49,381,654
First Trust Switzerland AlphaDEX® Fund	21,735,734
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	1,373,924
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—
First Trust Eurozone AlphaDEX® ETF	722,804

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2017, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —
First Trust Europe AlphaDEX® Fund	—
First Trust Latin America AlphaDEX® Fund	19,785
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	27,506
First Trust Japan AlphaDEX® Fund	—
First Trust South Korea AlphaDEX® Fund	2,954
First Trust Developed Markets ex-US AlphaDEX® Fund	—
First Trust Emerging Markets AlphaDEX® Fund	316,760
First Trust Germany AlphaDEX® Fund	—
First Trust Canada AlphaDEX® Fund	—
First Trust Australia AlphaDEX® Fund	—
First Trust United Kingdom AlphaDEX® Fund	—
First Trust India NIFTY 50 Equal Weight ETF	13,125
First Trust Hong Kong AlphaDEX® Fund	8,875
First Trust Switzerland AlphaDEX® Fund	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—
First Trust Eurozone AlphaDEX® ETF	—
H. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with India Index Services & Products Ltd. (“IISL”) for NFTY (Nasdaq and IISL collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
I. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 25,742,121	$ 25,118,467
First Trust Europe AlphaDEX® Fund	392,209,001	392,107,180
First Trust Latin America AlphaDEX® Fund	16,937,608	18,521,149
First Trust Brazil AlphaDEX® Fund	3,898,041	4,351,264
First Trust China AlphaDEX® Fund	7,048,478	3,909,473
First Trust Japan AlphaDEX® Fund	48,886,598	49,556,695
First Trust South Korea AlphaDEX® Fund	1,043,877	1,028,251
First Trust Developed Markets ex-US AlphaDEX® Fund	684,124,820	569,014,056
First Trust Emerging Markets AlphaDEX® Fund	445,861,162	289,491,187
First Trust Germany AlphaDEX® Fund	92,947,464	90,684,442
First Trust Canada AlphaDEX® Fund	2,754,722	2,749,632
First Trust Australia AlphaDEX® Fund	730,034	734,208
First Trust United Kingdom AlphaDEX® Fund	8,574,870	8,748,679
First Trust India NIFTY 50 Equal Weight ETF	4,387,920	4,389,945
First Trust Hong Kong AlphaDEX® Fund	1,312,597	1,330,572
First Trust Switzerland AlphaDEX® Fund	80,338,241	78,548,965
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	10,795,095	9,551,999
First Trust Emerging Markets Small Cap AlphaDEX® Fund	254,222,253	189,684,847
First Trust Eurozone AlphaDEX® ETF	27,560,202	27,450,563

For the six months ended June 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,121,848	$ 3,122,532
First Trust Europe AlphaDEX® Fund	242,943,514	13,345,543
First Trust Latin America AlphaDEX® Fund	2,020,711	2,761,150
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	—	—
First Trust Japan AlphaDEX® Fund	179,729,228	78,031,571
First Trust South Korea AlphaDEX® Fund	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	420,874,722	—
First Trust Emerging Markets AlphaDEX® Fund	79,389,497	18,338,689
First Trust Germany AlphaDEX® Fund	18,346,575	12,218,473
First Trust Canada AlphaDEX® Fund	5,383,845	—
First Trust Australia AlphaDEX® Fund	—	—
First Trust United Kingdom AlphaDEX® Fund	—	6,274,729
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Hong Kong AlphaDEX® Fund	—	2,228,164
First Trust Switzerland AlphaDEX® Fund	18,928,552	2,488,404
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	5,786,560	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	30,330,412	50,136,380
First Trust Eurozone AlphaDEX® ETF	43,258,958	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 3,500	$ 3,500
First Trust Europe AlphaDEX® Fund	4,200	4,200
First Trust Latin America AlphaDEX® Fund	2,600	2,600
First Trust Brazil AlphaDEX® Fund	2,600	2,600
First Trust China AlphaDEX® Fund	2,100	2,100
First Trust Japan AlphaDEX® Fund	1,000	1,000
First Trust South Korea AlphaDEX® Fund	1,600	1,600
First Trust Developed Markets ex-US AlphaDEX® Fund	6,000	6,000
First Trust Emerging Markets AlphaDEX® Fund	7,500	7,500
First Trust Germany AlphaDEX® Fund	1,000	1,000
First Trust Canada AlphaDEX® Fund	500	500
First Trust Australia AlphaDEX® Fund	1,200	1,200
First Trust United Kingdom AlphaDEX® Fund	500	500
First Trust India NIFTY 50 Equal Weight ETF	2,500	2,500
First Trust Hong Kong AlphaDEX® Fund	1,600	1,600
First Trust Switzerland AlphaDEX® Fund	800	800
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	7,400	7,400
First Trust Emerging Markets Small Cap AlphaDEX® Fund	9,000	9,000
First Trust Eurozone AlphaDEX® ETF	3,700	3,700

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to some or all of the Funds are identified below, but not all of the material risks relevant to each Fund are included in this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund’s corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.
Equity Securities Risk. To the extent a Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Fund of Fund Risk. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.
Index Constituent Risk. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and the Fund’s market price may be significantly below its net asset value during certain periods.
Management Risk. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.
Market Risk. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following nineteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (formerly First Trust Taiwan AlphaDEX® Fund) (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2019 at a meeting held on June 11, 2018. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 23, 2018 and June 11, 2018, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “Peer Group”), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund’s Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 23, 2018, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 11, 2018 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds. The Board considered the background and experience of the persons responsible for the day-to-day management of the Funds. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 23, 2018 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund’s investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreements for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Peer Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund other than FKO was above the median total (net) expense ratio of the peer funds in its respective Peer Group and the unitary fee for FKO was equal to the median total (net) expense ratio of the peer funds in its Peer Group. With respect to the Peer Groups, the Board noted its prior discussions with the Advisor and MPI regarding the assembly of the Peer Groups and, at the April 23, 2018 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. For each Fund, except NFTY, the Board received and reviewed information for periods ended December 31, 2017 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index. The Board noted that there was no information on NFTY’s correlation and tracking difference versus its new underlying index as of December 31, 2017. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. With respect to each Fund, the Board considered the Advisor’s representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund’s performance and that of its underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations and currency exchange rates, each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund’s performance to that of its respective Peer Group and to that of one or more broad-based benchmarks, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to make investments in infrastructure and personnel. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2017 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2018 (Unaudited)
fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds’ portfolios. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 10, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 10, 2018

* Print the name and title of each signing officer under his or her signature.